NATIONWIDE

PROVIDENT VLI

SEPARATE

ACCOUNT 1

Annual Report

To

Policyholders

December 31, 2022

NATIONWIDE LIFE INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

KPMG LLP
Suite 500 191 West Nationwide Blvd.
Columbus, OH 43215-2568

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Nationwide Life Insurance Company and

Contract Owners of Nationwide Provident VLI Separate Account 1:

Opinion on the Financial Statements

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of the sub-accounts listed in the Appendix that comprise the Nationwide Provident VLI Separate Account 1 (the Separate Account), as of the date listed in the Appendix, the related statements of operations for the year or period listed in the Appendix and changes in contract owners’ equity for the years or periods listed in the Appendix, and the related notes including the financial highlights in Note 8 (collectively, the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of each sub-account as of the date listed in the Appendix, the results of its operations for the year or period listed in the Appendix, the changes in its contract owners’ equity for the years or periods listed in the Appendix, and the financial highlights for each of the years or periods indicated in Note 8, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Such procedures also included confirmation of securities owned as of December 31, 2022, by correspondence with the transfer agent of the underlying mutual funds or by other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/     KPMG LLP

We have not been able to determine the specific year that we began serving as the auditor of one or more Nationwide Life Insurance Company separate account investment companies, however we are aware that we have served as the auditor of one or more Nationwide Life Insurance Company separate account investment companies since at least 1981.

Columbus, Ohio

April 3, 2023

KPMG LLP, a Delaware limited liability partnership and a member firm of the KPMG global organization of independent member firms affiliated with
KPMG International Limited, a private English company limited by guarantee.

Appendix

Statement of assets, liabilities and contract owners’ equity as of December 31, 2022, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for each of the years in the two-year period then ended.

AB FUNDS

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class A (ALVGIA)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class A (ALVSVA)

ALGER AMERICAN FUNDS

Alger Small Cap Growth Portfolio: Class I-2 Shares (AASCO)

ALLSPRING GLOBAL INVESTMENTS

Allspring Variable Trust - VT Discovery Fund: Class 2 (SVDF)

Allspring Variable Trust - VT Opportunity Fund: Class 2 (SVOF)

Allspring Variable Trust - VT Small Cap Growth Fund: Class 2 (WFVSCG)

AMERICAN CENTURY INVESTMENTS

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I (ACVI)

American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class I (ACVIG)

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II (ACVIP2)

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I (ACVMV1)

American Century Variable Portfolios, Inc. - American Century VP Ultra(R) Fund: Class I (ACVU1)

BLACKROCK FUNDS

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class II (MLVGA2)

BNY MELLON INVESTMENT MANAGEMENT

BNY Mellon Variable Investment Fund - Appreciation Portfolio: Initial Shares (DCAP)

BNY Mellon Variable Investment Fund - Opportunistic Small Cap Portfolio: Initial Shares (DSC)

BNY Mellon Stock Index Fund, Inc.: Initial Shares (DSIF)

BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares (DVSCS)

FEDERATED HERMES, INC.

Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares (FQB)

Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Primary Shares (FVU2)

FIDELITY INVESTMENTS

Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Initial Class (FAMP)

Fidelity Variable Insurance Products Fund - VIP Contrafund(R) Portfolio: Initial Class (FCP)

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Initial Class (FEIP)

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class (FEIS)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class (FF10S)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class (FF20S)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class (FF30S)

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Initial Class (FGP)

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class (FGS)

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Initial Class (FHIP)

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Initial Class (FIGBP)

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class (FIGBS)

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class (FMCS)

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 (FNRS2)

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Initial Class (FOP)

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class (FOS)

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class (FVSS)

FRANKLIN TEMPLETON DISTRIBUTORS, INC.

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 (FTVDM2)

Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 (FTVFA2)

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 (FTVGI2)

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 1 (FTVRDI)

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 1 (FTVSVI)

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 1 (TIF)

INVESCO INVESTMENTS

Invesco - Invesco V.I. American Franchise Fund: Series I Shares (ACEG)

Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series I (OVAG)

Invesco - Invesco V.I. Main Street Fund: Series I (OVGI)

Invesco - Invesco V.I. Global Fund: Series I (OVGS)

Invesco - Invesco V.I. Global Strategic Income Fund: Series I (OVSB)

Invesco - Invesco V.I. Main Street Small Cap Fund: Series I (OVSC)

IVY INVESTMENTS

Ivy Variable Insurance Portfolios - Delaware Ivy Asset Strategy: Class II (WRASP)

JANUS HENDERSON INVESTORS

Janus Aspen Series - Janus Henderson Balanced Portfolio: Service Shares (JABS)

Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares (JACAS)

Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares (JAGTS)

Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares (JAIGS)

MASSACHUSETTS FINANCIAL SERVICES CO.

MFS(R) Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Initial Class (MV2IGI)

MFS(R) Variable Insurance Trust - MFS Value Series: Initial Class (MVFIC)

MFS(R) Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class (MVIVSC)

MORGAN STANLEY

Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class I (MSEM)

Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class I (MSVFI)

Morgan Stanley Variable Insurance Fund, Inc. - U.S. Real Estate Portfolio: Class I (MSVRE)

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT BlackRock Equity Dividend Fund: Class IV (EIF4)

Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I (GBF)

Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class IV (GBF4)

Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I (GEM)

Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I (GIG)

Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II (GVAAA2)

Nationwide Variable Insurance Trust - NVIT American Funds Bond Fund: Class II (GVABD2)

Nationwide Variable Insurance Trust - NVIT American Funds Global Growth Fund: Class II (GVAGG2)

Nationwide Variable Insurance Trust - NVIT American Funds Growth-Income Fund: Class II (GVAGI2)

Nationwide Variable Insurance Trust - NVIT American Funds Growth Fund: Class II (GVAGR2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II (GVDMA)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II (GVDMC)

Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class IV (GVEX4)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II (GVIDA)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II (GVIDC)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II (GVIDM)

Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I (HIBF)

Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I (MCIF)

Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I (MSBF)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class I (NVAMV1)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class X (NVAMVX)

Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I (NVCBD1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class I (NVCCA1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class I (NVCCN1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class I (NVCMA1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class I (NVCMC1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class I (NVCMD1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class I (NVCRA1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class I (NVCRB1)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II (NVDBL2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II (NVDCA2)

Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II (NVIE6)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Core Plus Bond Fund: Class I (NVLCP1)

Nationwide Variable Insurance Trust - NVIT NS Partners International Focused Growth Fund: Class I (NVMIG1)(1)

Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class X (NVMIVX)

Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I (NVMLG1)

Nationwide Variable Insurance Trust - NVIT Allspring Discovery Fund: Class I (NVMMG1)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II (NVMMV2)

Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class I (NVNMO1)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Sustainable U.S. Equity Fund: Class II (NVNSR2)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Core Fund: Class I (NVOLG1)

Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I (NVRE1)

Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II (NVSTB2)

Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I (NVTIV3)

Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class IV (SAM4)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class IV (SCF4)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I (SCGF)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class IV (SCVF4)

Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class IV (TRF4)

NEUBERGER & BERMAN MANAGEMENT, INC.

Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: I Class Shares (AMCG)

Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: S Class Shares (AMMCGS)

Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I Shares (AMSRS)

Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: I Class Shares (AMTB)

PIMCO FUNDS

PIMCO Variable Insurance Trust - International Bond Portfolio (unhedged): Administrative Class (PMVFBA)

PIMCO Variable Insurance Trust - Low Duration Portfolio: Administrative Class (PMVLDA)

PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class (PMVTRA)

PUTNAM INVESTMENTS

Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB (PVEIB)

Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB (PVGOB)

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB (PVTIGB)

T. ROWE PRICE

T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II (TRHS2)

VAN ECK ASSOCIATES CORPORATION

VanEck VIP Trust - VanEck VIP Emerging Markets Bond Fund: Initial Class (VWBF) (1)

VanEck VIP Trust - VanEck VIP Emerging Markets Fund: Initial Class (VWEM) (1)

VanEck VIP Trust - VanEck VIP Global Resources Fund: Initial Class (VWHA) (1)

VANGUARD GROUP OF INVESTMENT COMPANIES

Vanguard Variable Insurance Fund - Equity Income Portfolio (VVEI)

Vanguard Variable Insurance Fund - Total Bond Market Index Portfolio (VVHGB)

Vanguard Variable Insurance Fund - High Yield Bond Portfolio (VVHYB)

Vanguard Variable Insurance Fund - Mid-Cap Index Portfolio (VVMCI)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2022, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2022 and the period from April

30, 2021 (inception) to December 31, 2021.

INVESCO INVESTMENTS

Invesco - Invesco V.I. American Value Fund: Series I Shares (MSVMV)

(1)	See Note 1 to the financial statements for the former name of the sub-account.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTS OF ASSETS, LIABILTIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2022

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity
ALVGIA	80,565	$2,385,829	$2,336,379	$1,777	$2,338,156	$-	$2,338,156
ALVSVA	143,519	2,689,531	2,385,290	2,003	2,387,293	-	2,387,293
AASCO	1,570,033	36,333,284	22,278,772	685	22,279,457	-	22,279,457
SVDF	30,330	796,885	516,528	-	516,528	1,170	515,358
SVOF	10,129	256,940	226,090	-	226,090	825	225,265
WFVSCG	19,491	207,430	147,155	-	147,155	73	147,082
ACVI	11,015	119,227	104,971	-	104,971	474	104,497
ACVIG	251,795	2,287,238	1,805,368	245	1,805,613	-	1,805,613
ACVIP2	130,561	1,380,422	1,223,352	464	1,223,816	-	1,223,816
ACVMV1	78,331	1,606,654	1,656,710	-	1,656,710	203	1,656,507
ACVU1	13,122	247,816	253,785	-	253,785	1,617	252,168
MLVGA2	81,753	1,387,049	1,200,129	12	1,200,141	-	1,200,141
DSC	10,402	464,150	409,727	1,221	410,948	-	410,948
DSIF	213,728	11,021,011	12,355,604	1,610	12,357,214	-	12,357,214
DVSCS	746,824	12,911,772	12,890,181	1,889	12,892,070	-	12,892,070
FQB	192,719	2,098,542	1,890,572	-	1,890,572	618	1,889,954
FVU2	6,914	70,206	58,491	42	58,533	-	58,533
FAMP	1,536,681	23,830,481	22,005,276	424	22,005,700	-	22,005,700
FEIP	3,523,416	78,757,643	83,011,676	128	83,011,804	-	83,011,804
FEIS	312,641	6,981,338	7,309,538	85	7,309,623	-	7,309,623
FF10S	3,804	49,696	43,899	-	43,899	104	43,795
FF20S	146,786	1,975,779	1,689,511	-	1,689,511	97	1,689,414
FF30S	282,961	4,190,290	3,870,907	-	3,870,907	78	3,870,829
FGP	2,379,802	166,421,145	170,179,670	6,243	170,185,913	-	170,185,913
FGS	77,929	5,591,196	5,531,424	110	5,531,534	-	5,531,534
FHIP	1,650,352	8,726,672	7,278,052	41	7,278,093	-	7,278,093
FIGBP	1,572,021	20,193,046	16,977,823	-	16,977,823	1,509	16,976,314
FIGBS	143,636	1,831,050	1,529,725	61	1,529,786	-	1,529,786
FMCS	291,240	9,751,926	9,392,495	312	9,392,807	-	9,392,807
FNRS2	60,216	1,008,530	1,507,196	142	1,507,338	-	1,507,338
FOP	1,207,443	25,767,563	26,201,502	432	26,201,934	-	26,201,934
FOS	185,379	3,932,548	4,000,489	-	4,000,489	48	4,000,441
FVSS	155,294	2,152,437	2,223,815	-	2,223,815	2,238	2,221,577
FTVDM2	136,387	1,204,430	1,017,444	-	1,017,444	35	1,017,409
FTVFA2	10,144	46,715	44,737	26	44,763	-	44,763
FTVGI2	56,480	871,034	704,872	-	704,872	70	704,802
FTVSVI	425,046	6,500,057	5,661,613	2,806	5,664,419	-	5,664,419
TIF	34,348	487,377	427,290	-	427,290	695	426,595
ACEG	14,197	898,173	608,192	-	608,192	507	607,685
MSVMV	19,892	360,009	312,300	-	312,300	65	312,235
OVAG	45,763	3,309,636	2,540,305	-	2,540,305	265	2,540,040
OVGS	359,857	13,887,183	11,191,551	-	11,191,551	136	11,191,415
OVSB	111,635	525,401	439,843	-	439,843	313	439,530
OVSC	50,416	1,211,606	1,163,594	634	1,164,228	-	1,164,228
WRASP	22,195	201,577	174,231	-	174,231	53	174,178
JABS	64,625	2,485,023	2,744,613	761	2,745,374	-	2,745,374
JACAS	221,192	8,125,103	6,737,518	-	6,737,518	2,514	6,735,004
JAGTS	232,502	3,304,150	2,420,341	1,810	2,422,151	-	2,422,151
JAIGS	79,916	2,531,250	2,937,697	-	2,937,697	1,173	2,936,524
MV2IGI	137,235	2,735,711	2,647,254	-	2,647,254	661	2,646,593
MVFIC	140,882	2,779,454	3,036,001	-	3,036,001	1,029	3,034,972
MVIVSC	56,487	1,564,135	1,511,029	-	1,511,029	496	1,510,533
MSEM	11,649	87,040	62,669	-	62,669	1,008	61,661

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTS OF ASSETS, LIABILTIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2022

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity
MSVFI	143,582	1,521,059	1,213,266	-	1,213,266	309	1,212,957
MSVRE	16,779	302,268	217,787	-	217,787	900	216,887
EIF4	783,359	13,295,175	15,142,325	1,564	15,143,889	-	15,143,889
GBF	54,086	588,278	502,999	18	503,017	-	503,017
GBF4	876,521	9,561,178	8,142,882	1,622	8,144,504	-	8,144,504
GEM	201,017	2,321,629	2,058,415	1,455	2,059,870	-	2,059,870
GIG	17,543	180,616	159,289	-	159,289	4	159,285
GVAAA2	42,025	1,070,482	1,047,263	57	1,047,320	-	1,047,320
GVABD2	16,875	209,917	176,177	-	176,177	5	176,172
GVAGG2	58,983	1,891,299	1,883,930	-	1,883,930	130	1,883,800
GVAGI2	19,565	1,061,980	1,075,873	-	1,075,873	86	1,075,787
GVAGR2	23,700	2,130,654	2,086,759	39	2,086,798	-	2,086,798
GVDMA	2,391,893	26,557,832	18,656,766	-	18,656,766	389	18,656,377
GVDMC	254,516	2,671,350	2,104,846	-	2,104,846	1,028	2,103,818
GVEX4	22,582,251	214,398,558	168,237,774	1,566	168,239,340	-	168,239,340
GVIDA	584,372	6,692,963	5,054,815	-	5,054,815	1,472	5,053,343
GVIDC	86,695	866,720	755,983	-	755,983	655	755,328
GVIDM	4,299,455	45,543,889	32,417,887	-	32,417,887	254	32,417,633
HIBF	182,707	1,176,509	993,927	227	994,154	-	994,154
MCIF	323,882	6,882,038	5,619,361	-	5,619,361	2,525	5,616,836
MSBF	132,037	1,197,949	1,136,836	92	1,136,928	-	1,136,928
NVAMV1	297,288	4,525,403	4,937,957	406	4,938,363	-	4,938,363
NVAMVX	279,698	3,961,361	4,637,398	-	4,637,398	687	4,636,711
NVCBD1	40,989	432,528	368,078	-	368,078	42	368,036
NVCCA1	5,362	57,757	53,409	-	53,409	6	53,403
NVCCN1	8,327	93,256	81,356	-	81,356	34	81,322
NVCMA1	32,620	326,477	305,324	-	305,324	8	305,316
NVCMC1	419	4,438	4,272	62	4,334	-	4,334
NVCMD1	38,842	410,128	398,515	-	398,515	53	398,462
NVCRA1	50,228	503,476	553,013	-	553,013	36	552,977
NVCRB1	2,407	26,374	25,062	8	25,070	-	25,070
NVDBL2	3,451	50,323	39,964	-	39,964	16	39,948
NVDCA2	247	2,671	2,662	41	2,703	-	2,703
NVIE6	27,200	280,249	243,986	-	243,986	64	243,922
NVLCP1	80,567	926,108	769,415	-	769,415	259	769,156
NVMIG1	156,367	1,598,426	1,071,115	50	1,071,165	-	1,071,165
NVMIVX	1,615,051	15,674,013	16,812,684	-	16,812,684	474	16,812,210
NVMLG1	866,167	7,985,333	6,037,183	-	6,037,183	2,067	6,035,116
NVMMG1	8,714,842	81,399,247	45,317,178	3,470	45,320,648	-	45,320,648
NVMMV2	521,987	4,675,438	4,436,886	-	4,436,886	15	4,436,871
NVNMO1	1,436,379	15,191,188	15,871,987	524	15,872,511	-	15,872,511
NVNSR2	20,244	286,146	228,557	-	228,557	153	228,404
NVOLG1	8,728,005	158,500,754	150,732,640	-	150,732,640	1,124	150,731,516
NVRE1	445,178	3,021,822	3,045,019	-	3,045,019	94	3,044,925
NVSTB2	70,972	722,161	669,263	132	669,395	-	669,395
NVTIV3	12,102	121,532	126,834	-	126,834	17	126,817
SAM4	22,153,314	22,153,314	22,153,314	-	22,153,314	5,545	22,147,769
SCF4	1,104,840	20,215,756	17,821,063	3,860	17,824,923	-	17,824,923
SCGF	121,916	1,958,826	1,423,981	-	1,423,981	552	1,423,429
SCVF4	2,046,552	20,455,691	17,313,831	1,476	17,315,307	-	17,315,307
TRF4	6,183,677	88,756,482	135,917,224	5,703	135,922,927	-	135,922,927
AMCG	6,437	166,042	145,089	-	145,089	1,935	143,154
AMMCGS	28,600	744,458	555,694	-	555,694	35	555,659

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTS OF ASSETS, LIABILTIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2022

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity
AMSRS	134,093	3,526,524	3,593,697	-	3,593,697	741	3,592,956
AMTB	513,021	5,387,337	4,894,221	647	4,894,868	-	4,894,868
PMVFBA	4,558	44,953	33,316	-	33,316	18	33,298
PMVLDA	14,924	152,318	141,479	-	141,479	78	141,401
PMVTRA	1,309	12,270	11,750	-	11,750	432	11,318
PVEIB	20,042	515,067	542,537	-	542,537	162	542,375
PVGOB	50,645	521,395	479,610	622	480,232	-	480,232
PVTIGB	4,623	61,429	59,593	-	59,593	609	58,984
TRHS2	57,488	2,594,643	3,019,291	-	3,019,291	416	3,018,875
VWBF	298,870	2,507,260	2,133,931	-	2,133,931	321	2,133,610
VWEM	1,402,298	16,862,210	12,199,997	2,028	12,202,025	-	12,202,025
VWHA	156,791	3,420,132	4,451,307	-	4,451,307	1,959	4,449,348
VVEI	166,995	3,649,532	4,026,255	-	4,026,255	214	4,026,041
VVHGB	144,760	1,724,173	1,493,925	-	1,493,925	26	1,493,899
VVHYB	257,220	1,984,268	1,787,682	72	1,787,754	-	1,787,754
VVMCI	333,654	6,841,686	7,133,519	104	7,133,623	-	7,133,623

*	Represents abbreviation of investment name. For full investment name and related abbreviation, see note 1(b).
**

For all subaccounts not included herein but listed as an investment option in note 1(b), Total Assets and Contract Owners’ Equity at the end of the period are $0. See note 1(b) for all investments available for which no policyholders were invested at December 31, 2022, if applicable.

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2022

Investment Activity*:	ALVGIA	ALVSVA	AASCO	SVDF	SVOF	WFVSCG	ACVI	ACVIG
Reinvested dividends	$33,871	27,858	-	-	-	-	1,695	36,145
Mortality and expense risk charges (note 3)	(17,791)	(17,909)	(170,562)	(3,825)	(2,025)	(1,255)	(684)	(15,304)

Net investment income (loss)	16,080	9,949	(170,562)	(3,825)	(2,025)	(1,255)	1,011	20,841

Realized gain (loss) on investments	50,831	16,295	(1,077,267)	(48,466)	(3,176)	(6,358)	(349)	(65,781)
Change in unrealized gain (loss) on investments	(600,814)	(883,250)	(16,755,483)	(527,616)	(149,784)	(104,240)	(56,692)	(812,991)

Net gain (loss) on investments	(549,983)	(866,955)	(17,832,750)	(576,082)	(152,960)	(110,598)	(57,041)	(878,772)

Reinvested capital gains	385,506	375,652	3,989,556	219,887	65,838	27,498	17,839	538,170

Net increase (decrease) in contract owners’ equity resulting from operations	$(148,397)	(481,354)	(14,013,756)	(360,020)	(89,147)	(84,355)	(38,191)	(319,761)

Investment Activity*:	ACVIP2	ACVMV1	ACVU1	MLVGA2	DSC	DSIF	DVSCS	FQB
Reinvested dividends	$70,475	37,969	-	-	-	179,145	125,928	52,904
Mortality and expense risk charges (note 3)	(10,218)	(11,641)	(1,767)	(10,254)	(3,076)	(97,835)	(100,345)	(14,635)

Net investment income (loss)	60,257	26,328	(1,767)	(10,254)	(3,076)	81,310	25,583	38,269

Realized gain (loss) on investments	4,941	17,005	3,656	(38,365)	4,016	339,890	64,411	(28,429)
Change in unrealized gain (loss) on investments	(303,573)	(298,362)	(158,629)	(239,386)	(178,115)	(4,497,855)	(4,508,237)	(265,012)

Net gain (loss) on investments	(298,632)	(281,357)	(154,973)	(277,751)	(174,099)	(4,157,965)	(4,443,826)	(293,441)

Reinvested capital gains	8,998	222,541	31,499	17,416	90,026	1,146,680	1,686,231	31,445

Net increase (decrease) in contract owners’ equity resulting from operations	$(229,377)	(32,488)	(125,241)	(270,589)	(87,149)	(2,929,975)	(2,732,012)	(223,727)

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2022

Investment Activity*:	FVU2	FAMP	FCP	FEIP	FEIS	FF10S	FF20S	FF30S
Reinvested dividends	$1,134	486,247	-	1,617,685	138,673	949	36,585	77,432
Mortality and expense risk charges (note 3)	(440)	(156,362)	-	(571,077)	(57,037)	(333)	(12,717)	(30,095)

Net investment income (loss)	694	329,885	-	1,046,608	81,636	616	23,868	47,337

Realized gain (loss) on investments	(721)	(133,932)	-	1,675,973	85,119	(491)	(6,599)	64,039
Change in unrealized gain (loss) on investments	(24,059)	(6,147,595)	(1)	(10,901,727)	(899,564)	(10,166)	(555,230)	(1,261,149)

Net gain (loss) on investments	(24,780)	(6,281,527)	(1)	(9,225,754)	(814,445)	(10,657)	(561,829)	(1,197,110)

Reinvested capital gains	14,223	1,636,094	-	2,841,737	256,635	2,693	189,428	293,192

Net increase (decrease) in contract owners’ equity resulting from operations	$(9,863)	(4,315,548)	(1)	(5,337,409)	(476,174)	(7,348)	(348,533)	(856,581)

Investment Activity*:	FGP	FGS	FHIP	FIGBP	FIGBS	FMCS	FNRS2	FOP
Reinvested dividends	$1,192,310	30,611	391,867	406,012	36,185	39,874	32,549	295,534
Mortality and expense risk charges (note 3)	(1,259,776)	(44,974)	(52,029)	(126,260)	(12,168)	(68,734)	(9,739)	(185,368)

Net investment income (loss)	(67,466)	(14,363)	339,838	279,752	24,017	(28,860)	22,810	110,166

Realized gain (loss) on investments	11,464,224	243,079	(151,811)	(317,650)	(15,843)	(26,930)	60,774	338,317
Change in unrealized gain (loss) on investments	(84,993,473)	(2,531,053)	(1,260,095)	(3,793,865)	(344,860)	(2,384,591)	473,890	(9,771,639)

Net gain (loss) on investments	(73,529,249)	(2,287,974)	(1,411,906)	(4,111,515)	(360,703)	(2,411,521)	534,664	(9,433,322)

Reinvested capital gains	14,375,304	451,546	-	999,406	88,101	653,102	-	258,960

Net increase (decrease) in contract owners’ equity resulting from operations	$(59,221,411)	(1,850,791)	(1,072,068)	(2,832,357)	(248,585)	(1,787,279)	557,474	(9,064,196)

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2022

Investment Activity*:	FOS	FVSS	FTVDM2	FTVFA2	FTVGI2	FTVSVI	TIF	ACEG
Reinvested dividends	$41,311	23,750	28,199	1,238	-	72,207	14,862	-
Mortality and expense risk charges (note 3)	(30,851)	(16,317)	(7,806)	(651)	(5,427)	(41,654)	(2,839)	(5,184)

Net investment income (loss)	10,460	7,433	20,393	587	(5,427)	30,553	12,023	(5,184)

Realized gain (loss) on investments	14,599	27,319	1,737	(21,558)	(71,887)	(141,855)	(676)	10,515
Change in unrealized gain (loss) on investments	(1,377,788)	(340,524)	(409,195)	(1,198)	27,951	(1,612,012)	(51,266)	(484,006)

Net gain (loss) on investments	(1,363,189)	(313,205)	(407,458)	(22,756)	(43,936)	(1,753,867)	(51,942)	(473,491)

Reinvested capital gains	37,425	107,333	81,482	7,442	-	1,036,852	-	181,661

Net increase (decrease) in contract owners’ equity resulting from operations	$(1,315,304)	(198,439)	(305,583)	(14,727)	(49,363)	(686,462)	(39,919)	(297,014)

Investment Activity*:	MSVMV	OVAG	OVGS	OVSB	OVSC	WRASP	JABS	JACAS
Reinvested dividends	$2,687	-	-	-	6,558	2,885	28,810	3,856
Mortality and expense risk charges (note 3)	(2,039)	(20,438)	(87,657)	(3,396)	(8,628)	(1,355)	(20,295)	(56,966)

Net investment income (loss)	648	(20,438)	(87,657)	(3,396)	(2,070)	1,530	8,515	(53,110)

Realized gain (loss) on investments	(11,649)	28,776	2,894	(11,630)	7,782	(1,364)	181,062	68,673
Change in unrealized gain (loss) on investments	(67,938)	(1,960,289)	(7,203,704)	(47,598)	(383,776)	(46,985)	(901,403)	(4,928,614)

Net gain (loss) on investments	(79,587)	(1,931,513)	(7,200,810)	(59,228)	(375,994)	(48,349)	(720,341)	(4,859,941)

Reinvested capital gains	65,541	770,532	2,104,602	-	142,303	14,519	89,969	1,296,969

Net increase (decrease) in contract owners’ equity resulting from operations	$(13,398)	(1,181,419)	(5,183,865)	(62,624)	(235,761)	(32,300)	(621,857)	(3,616,082)

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2022

Investment Activity*:	JAGTS	JAIGS	MV2IGI	MVFIC	MVIVSC	MSEM	MSVFI	MSVRE
Reinvested dividends	$-	50,530	2,946	43,308	7,955	5,045	54,578	3,557
Mortality and expense risk charges (note 3)	(20,611)	(21,202)	(18,716)	(22,252)	(10,186)	(435)	(8,910)	(1,753)

Net investment income (loss)	(20,611)	29,328	(15,770)	21,056	(2,231)	4,610	45,668	1,804

Realized gain (loss) on investments	134,852	111,671	34,472	109,457	65,902	(3,041)	(45,399)	(19,358)
Change in unrealized gain (loss) on investments	(2,304,537)	(499,248)	(1,062,856)	(552,656)	(652,583)	(17,593)	(254,878)	(138,072)

Net gain (loss) on investments	(2,169,685)	(387,577)	(1,028,384)	(443,199)	(586,681)	(20,634)	(300,277)	(157,430)

Reinvested capital gains	546,748	-	381,456	184,579	70,057	-	24,369	62,240

Net increase (decrease) in contract owners’ equity resulting from operations	$(1,643,548)	(358,249)	(662,698)	(237,564)	(518,855)	(16,024)	(230,240)	(93,386)

Investment Activity*:	EIF4	GBF	GBF4	GEM	GIG	GVAAA2	GVABD2	GVAGG2
Reinvested dividends	$234,821	10,881	179,862	20,073	6,061	-	-	-
Mortality and expense risk charges (note 3)	(108,887)	(4,015)	(57,652)	(15,929)	(1,184)	(8,206)	(1,382)	(15,276)

Net investment income (loss)	125,934	6,866	122,210	4,144	4,877	(8,206)	(1,382)	(15,276)

Realized gain (loss) on investments	943,230	(5,372)	(141,708)	(19,193)	(1,673)	10,975	(2,529)	26,814
Change in unrealized gain (loss) on investments	(3,445,072)	(79,767)	(1,312,891)	(681,549)	(47,891)	(224,462)	(27,133)	(824,995)

Net gain (loss) on investments	(2,501,842)	(85,139)	(1,454,599)	(700,742)	(49,564)	(213,487)	(29,662)	(798,181)

Reinvested capital gains	1,595,075	-	-	-	19,335	41,685	3,777	119,133

Net increase (decrease) in contract owners’ equity resulting from operations	$(780,833)	(78,273)	(1,332,389)	(696,598)	(25,352)	(180,008)	(27,267)	(694,324)

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2022

Investment Activity*:	GVAGI2	GVAGR2	GVDMA	GVDMC	GVEX4	GVIDA	GVIDC	GVIDM
Reinvested dividends	$-	-	-	-	2,163,624	-	-	-
Mortality and expense risk charges (note 3)	(8,432)	(17,427)	(146,622)	(16,591)	(1,229,173)	(39,555)	(6,164)	(221,805)

Net investment income (loss)	(8,432)	(17,427)	(146,622)	(16,591)	934,451	(39,555)	(6,164)	(221,805)

Realized gain (loss) on investments	2,699	19,887	(142,420)	(70,665)	7,447,379	(44,889)	(2,630)	(58,165)
Change in unrealized gain (loss) on investments	(252,220)	(1,201,421)	(10,783,796)	(722,287)	(166,717,162)	(2,600,454)	(179,842)	(16,996,919)

Net gain (loss) on investments	(249,521)	(1,181,534)	(10,926,216)	(792,952)	(159,269,783)	(2,645,343)	(182,472)	(17,055,084)

Reinvested capital gains	27,193	282,016	6,611,414	414,001	117,440,139	1,441,369	58,885	10,319,524

Net increase (decrease) in contract owners’ equity resulting from operations	$(230,760)	(916,945)	(4,461,424)	(395,542)	(40,895,193)	(1,243,529)	(129,751)	(6,957,365)

Investment Activity*:	HIBF	MCIF	MSBF	NVAMV1	NVAMVX	NVCBD1	NVCCA1	NVCCN1
Reinvested dividends	$58,132	70,290	43,193	59,643	64,283	8,972	-	-
Mortality and expense risk charges (note 3)	(7,436)	(41,836)	(7,816)	(35,463)	(33,666)	(2,323)	(404)	(663)

Net investment income (loss)	50,696	28,454	35,377	24,180	30,617	6,649	(404)	(663)

Realized gain (loss) on investments	(8,436)	(63,741)	(3,858)	104,038	142,320	(1,744)	15	(470)
Change in unrealized gain (loss) on investments	(191,449)	(2,443,250)	(64,964)	(925,596)	(924,090)	(57,629)	(11,544)	(13,280)

Net gain (loss) on investments	(199,885)	(2,506,991)	(68,822)	(821,558)	(781,770)	(59,373)	(11,529)	(13,750)

Reinvested capital gains	-	1,534,143	-	690,151	663,303	346	2,341	1,856

Net increase (decrease) in contract owners’ equity resulting from operations	$(149,189)	(944,394)	(33,445)	(107,227)	(87,850)	(52,378)	(9,592)	(12,557)

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2022

Investment Activity*:	NVCMA1	NVCMC1	NVCMD1	NVCRA1	NVCRB1	NVDBL2	NVDCA2	NVIE6
Reinvested dividends	$-	-	-	-	-	-	-	9,052
Mortality and expense risk charges (note 3)	(2,227)	(32)	(3,027)	(4,235)	(184)	(313)	(92)	(1,693)

Net investment income (loss)	(2,227)	(32)	(3,027)	(4,235)	(184)	(313)	(92)	7,359

Realized gain (loss) on investments	629	(20)	510	8,333	12	(186)	(5,972)	2,581
Change in unrealized gain (loss) on investments	(51,743)	(764)	(75,777)	(107,655)	(4,602)	(15,677)	(2,002)	(84,641)

Net gain (loss) on investments	(51,114)	(784)	(75,267)	(99,322)	(4,590)	(15,863)	(7,974)	(82,060)

Reinvested capital gains	6,025	123	12,220	2,149	829	8,672	4,747	32,316

Net increase (decrease) in contract owners’ equity resulting from operations	$(47,316)	(693)	(66,074)	(101,408)	(3,945)	(7,504)	(3,319)	(42,385)

Investment Activity*:	NVLCP1	NVMIG1	NVMIVX	NVMLG1	NVMMG1	NVMMV2	NVNMO1	NVNSR2
Reinvested dividends	$21,510	-	631,818	338,320	-	64,199	66,272	1,233
Mortality and expense risk charges (note 3)	(5,151)	(8,097)	(113,551)	(46,886)	(339,801)	(34,228)	(110,553)	(1,805)

Net investment income (loss)	16,359	(8,097)	518,267	291,434	(339,801)	29,971	(44,281)	(572)

Realized gain (loss) on investments	(12,814)	(40,253)	229,439	(124,192)	(3,066,281)	(180,531)	198,115	3,562
Change in unrealized gain (loss) on investments	(139,821)	(642,345)	(2,023,372)	(2,308,717)	(39,119,627)	(372,677)	(5,611,017)	(95,185)

Net gain (loss) on investments	(152,635)	(682,598)	(1,793,933)	(2,432,909)	(42,185,908)	(553,208)	(5,412,902)	(91,623)

Reinvested capital gains	9,791	43,963	-	1,206,161	13,912,903	353,243	1,872,580	16,435

Net increase (decrease) in contract owners’ equity resulting from operations	$(126,485)	(646,732)	(1,275,666)	(935,314)	(28,612,806)	(169,994)	(3,584,603)	(75,760)

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2022

Investment Activity*:	NVOLG1	NVRE1	NVSTB2	NVTIV3	SAM4	SCF4	SCGF	SCVF4
Reinvested dividends	$1,450,219	53,602	14,340	4,617	291,500	87,592	-	62,786
Mortality and expense risk charges (note 3)	(1,119,913)	(25,254)	(4,827)	(967)	(154,554)	(132,754)	(11,450)	(130,230)

Net investment income (loss)	330,306	28,348	9,513	3,650	136,946	(45,162)	(11,450)	(67,444)

Realized gain (loss) on investments	300,182	87,256	(9,994)	1,210	-	(225,525)	18,285	(907,803)
Change in unrealized gain (loss) on investments	(56,965,866)	(1,612,855)	(45,883)	(14,935)	-	(8,439,344)	(972,848)	(4,667,770)

Net gain (loss) on investments	(56,665,684)	(1,525,599)	(55,877)	(13,725)	-	(8,664,869)	(954,563)	(5,575,573)

Reinvested capital gains	10,700,763	255,912	-	-	484	4,268,307	233,676	2,802,731

Net increase (decrease) in contract owners’ equity resulting from operations	$(45,634,615)	(1,241,339)	(46,364)	(10,075)	137,430	(4,441,724)	(732,337)	(2,840,286)

Investment Activity*:	TRF4	AMCG	AMMCGS	AMSRS	AMTB	PMVFBA	PMVLDA	PMVTRA
Reinvested dividends	$1,637,306	-	-	17,009	194,957	577	2,544	1,510
Mortality and expense risk charges (note 3)	(783,302)	(981)	(4,272)	(24,073)	(35,300)	(271)	(1,185)	(349)

Net investment income (loss)	854,004	(981)	(4,272)	(7,064)	159,657	306	1,359	1,161

Realized gain (loss) on investments	5,229,801	3,778	12,925	59,090	(57,528)	(1,340)	(1,744)	(9,084)
Change in unrealized gain (loss) on investments	(34,594,667)	(94,952)	(366,634)	(1,284,893)	(425,095)	(7,531)	(10,878)	(520)

Net gain (loss) on investments	(29,364,866)	(91,174)	(353,709)	(1,225,803)	(482,623)	(8,871)	(12,622)	(9,604)

Reinvested capital gains	14,465,252	29,819	125,306	361,277	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(14,045,610)	(62,336)	(232,675)	(871,590)	(322,966)	(8,565)	(11,263)	(8,443)

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2022

Investment Activity*:	PVEIB	PVGOB	PVTIGB	TRHS2	VWBF	VWEM	VWHA	VVEI
Reinvested dividends	$6,653	-	1,002	-	98,161	35,557	78,932	108,746
Mortality and expense risk charges (note 3)	(3,660)	(3,673)	(393)	(21,067)	(14,307)	(85,124)	(31,875)	(39,633)

Net investment income (loss)	2,993	(3,673)	609	(21,067)	83,854	(49,567)	47,057	69,113

Realized gain (loss) on investments	12,571	11,878	(722)	64,808	(65,995)	(171,456)	(124,058)	47,961
Change in unrealized gain (loss) on investments	(76,302)	(320,762)	(19,375)	(575,751)	(211,030)	(6,477,959)	446,855	(653,704)

Net gain (loss) on investments	(63,731)	(308,884)	(20,097)	(510,943)	(277,025)	(6,649,415)	322,797	(605,743)

Reinvested capital gains	38,545	96,262	7,175	50,828	-	2,467,228	-	462,326

Net increase (decrease) in contract owners’ equity resulting from operations	$(22,193)	(216,295)	(12,313)	(481,182)	(193,171)	(4,231,754)	369,854	(74,304)

Investment Activity*:	VVHGB	VVHYB	VVMCI
Reinvested dividends	$33,977	98,559	85,478
Mortality and expense risk charges (note 3)	(15,184)	(18,140)	(71,655)

Net investment income (loss)	18,793	80,419	13,823

Realized gain (loss) on investments	(17,807)	(21,862)	101,905
Change in unrealized gain (loss) on investments	(267,156)	(279,248)	(2,675,124)

Net gain (loss) on investments	(284,963)	(301,110)	(2,573,219)

Reinvested capital gains	12,056	-	810,890

Net increase (decrease) in contract owners’ equity resulting from operations	$(254,114)	(220,691)	(1,748,506)

*

For all subaccounts not included herein but listed as an investment option in note 1(b), there was no activity during the period. See note 1(b) for all investments available for which no contract owners were invested at December 31, 2022, if applicable.

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	ALVGIA		ALVSVA		AASCO		SVDF
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$16,080	3,631	9,949	2,970	(170,562)	(265,381)	(3,825)	(6,396)
Realized gain (loss) on investments	50,831	45,163	16,295	58,745	(1,077,267)	996,083	(48,466)	55,556
Change in unrealized gain (loss) on investments	(600,814)	574,345	(883,250)	682,499	(16,755,483)	(15,161,296)	(527,616)	(182,419)
Reinvested capital gains	385,506	-	375,652	-	3,989,556	11,869,323	219,887	79,288

Net increase (decrease) in contract owners’ equity resulting from operations	(148,397)	623,139	(481,354)	744,214	(14,013,756)	(2,561,271)	(360,020)	(53,971)

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	164,341	323,746	152,540	501,314	817,515	461,393	18,473	-
Transfers between funds	(2)	(5)	-	3	(28,435)	(39,834)	1	7
Surrenders (notes 2, 3, 4, 5 and 6)	(593,151)	(394,931)	(321,439)	(363,433)	(1,410,063)	(2,469,335)	(97,080)	(119,886)
Adjustments to maintain reserves	270	91,667	4,444	67,249	(559)	872,293	(691)	10,379

Net equity transactions	(428,542)	20,477	(164,455)	205,133	(621,542)	(1,175,483)	(79,297)	(109,500)

Net change in contract owners’ equity	(576,939)	643,616	(645,809)	949,347	(14,635,298)	(3,736,754)	(439,317)	(163,471)
Contract owners’ equity at beginning of period	2,915,095	2,271,479	3,033,102	2,083,755	36,914,755	40,651,509	954,675	1,118,146

Contract owners’ equity at end of period	$2,338,156	2,915,095	2,387,293	3,033,102	22,279,457	36,914,755	515,358	954,675

CHANGE IN UNITS:
Beginning units	5,522	5,266	4,026	3,612	46,872	47,677	250	276
Units purchased	387	953	291	902	4,562	3,839	13	8
Units surrendered	(1,303)	(697)	(552)	(488)	(5,033)	(4,644)	(45)	(34)

Ending units	4,606	5,522	3,765	4,026	46,401	46,872	218	250

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	SVOF		WFVSCG		ACVI		ACVIG
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$(2,025)	(2,318)	(1,255)	(2,060)	1,011	(687)	20,841	8,470
Realized gain (loss) on investments	(3,176)	9,439	(6,358)	3,353	(349)	3,429	(65,781)	13,861
Change in unrealized gain (loss) on investments	(149,784)	57,963	(104,240)	(13,761)	(56,692)	4,924	(812,991)	108,652
Reinvested capital gains	65,838	20,045	27,498	30,174	17,839	4,311	538,170	364,498

Net increase (decrease) in contract owners’ equity resulting from operations	(89,147)	85,129	(84,355)	17,706	(38,191)	11,977	(319,761)	495,481

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	3,424	(77)	10,589	5,411	627	-	68,514	3,696
Transfers between funds	(5)	(2)	-	-	-	-	13	3
Surrenders (notes 2, 3, 4, 5 and 6)	(106,695)	(39,381)	(41,202)	(22,365)	(10,229)	(11,382)	(420,557)	(349,418)
Adjustments to maintain reserves	291	9,376	158	6,224	(725)	1,638	1,348	85,563

Net equity transactions	(102,985)	(30,084)	(30,455)	(10,730)	(10,327)	(9,744)	(350,682)	(260,156)

Net change in contract owners’ equity	(192,132)	55,045	(114,810)	6,976	(48,518)	2,233	(670,443)	235,325
Contract owners’ equity at beginning of period	417,397	362,352	261,892	254,916	153,015	150,782	2,476,056	2,240,731

Contract owners’ equity at end of period	$225,265	417,397	147,082	261,892	104,497	153,015	1,805,613	2,476,056

CHANGE IN UNITS:
Beginning units	187	210	401	417	46	49	4,981	5,503
Units purchased	14	7	37	22	-	1	182	220
Units surrendered	(43)	(30)	(92)	(38)	(4)	(4)	(966)	(742)

Ending units	158	187	346	401	42	46	4,197	4,981

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	ACVIP2		ACVMV1		ACVU1		MLVGA2
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$60,257	44,910	26,328	7,571	(1,767)	(2,132)	(10,254)	489
Realized gain (loss) on investments	4,941	9,299	17,005	84,575	3,656	8,112	(38,365)	11,704
Change in unrealized gain (loss) on investments	(303,573)	45,347	(298,362)	262,461	(158,629)	42,409	(239,386)	(152,550)
Reinvested capital gains	8,998	-	222,541	-	31,499	23,216	17,416	229,616

Net increase (decrease) in contract owners’ equity resulting from operations	(229,377)	99,556	(32,488)	354,607	(125,241)	71,605	(270,589)	89,259

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	86,330	102,519	87,630	158,696	2,124	-	32,102	68,734
Transfers between funds	1	1	1	-	-	-	1	-
Surrenders (notes 2, 3, 4, 5 and 6)	(537,150)	(113,665)	(144,554)	(387,077)	(8,940)	(15,321)	(213,537)	(82,551)
Adjustments to maintain reserves	(88)	58,116	(315)	65,177	(4,805)	3,622	(12)	37,676

Net equity transactions	(450,907)	46,971	(57,238)	(163,204)	(11,621)	(11,699)	(181,446)	23,859

Net change in contract owners’ equity	(680,284)	146,527	(89,726)	191,403	(136,862)	59,906	(452,035)	113,118
Contract owners’ equity at beginning of period	1,904,100	1,757,573	1,746,233	1,554,830	389,030	329,124	1,652,176	1,539,058

Contract owners’ equity at end of period	$1,223,816	1,904,100	1,656,507	1,746,233	252,168	389,030	1,200,141	1,652,176

CHANGE IN UNITS:
Beginning units	9,318	9,069	3,782	4,118	56	58	6,658	6,559
Units purchased	543	1,127	204	561	1	1	185	473
Units surrendered	(3,054)	(878)	(329)	(897)	(3)	(3)	(1,043)	(374)

Ending units	6,807	9,318	3,657	3,782	54	56	5,800	6,658

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	DCAP		DSC		DSIF		DVSCS
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$-	(9,743)	(3,076)	(3,888)	81,310	59,845	25,583	(9,707)
Realized gain (loss) on investments	-	1,084,110	4,016	66,281	339,890	1,008,395	64,411	414,797
Change in unrealized gain (loss) on investments	-	(573,345)	(178,115)	57,795	(4,497,855)	1,847,940	(4,508,237)	2,681,242
Reinvested capital gains	-	364,282	90,026	-	1,146,680	643,868	1,686,231	210,951

Net increase (decrease) in contract owners’ equity resulting from operations	-	865,304	(87,149)	120,188	(2,929,975)	3,560,048	(2,732,012)	3,297,283

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	-	746	18,246	50,770	442,325	187,712	480,828	500,052
Transfers between funds	-	1	-	14	69	(92)	21	(12)
Surrenders (notes 2, 3, 4, 5 and 6)	-	(4,512,268)	(51,450)	(544,248)	(782,132)	(1,894,984)	(853,626)	(1,285,028)
Adjustments to maintain reserves	-	105,315	1,883	22,917	4,531	342,571	(466)	389,578

Net equity transactions	-	(4,406,206)	(31,321)	(470,547)	(335,207)	(1,364,793)	(373,243)	(395,410)

Net change in contract owners’ equity	-	(3,540,902)	(118,470)	(350,359)	(3,265,182)	2,195,255	(3,105,255)	2,901,873
Contract owners’ equity at beginning of period	-	3,540,902	529,418	879,777	15,622,396	13,427,141	15,997,325	13,095,452

Contract owners’ equity at end of period	$-	-	410,948	529,418	12,357,214	15,622,396	12,892,070	15,997,325

CHANGE IN UNITS:
Beginning units	-	8,263	1,293	1,576	23,974	25,534	21,588	22,652
Units purchased	-	262	59	150	1,282	1,242	897	1,095
Units surrendered	-	(8,525)	(126)	(433)	(1,869)	(2,802)	(1,427)	(2,159)

Ending units	-	-	1,226	1,293	23,387	23,974	21,058	21,588

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	FQB		FVU2		FAMP		FCP
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$38,269	39,318	694	675	329,885	266,126	-	-
Realized gain (loss) on investments	(28,429)	(228)	(721)	644	(133,932)	524,536	-	-
Change in unrealized gain (loss) on investments	(265,012)	(105,922)	(24,059)	9,056	(6,147,595)	1,510,058	(1)	-
Reinvested capital gains	31,445	19,255	14,223	-	1,636,094	153,318	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(223,727)	(47,577)	(9,863)	10,375	(4,315,548)	2,454,038	(1)	-

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	187,899	-	3,834	-	1,223,442	129,180	-	-
Transfers between funds	(42)	(2)	-	-	16,224	58,355	(59)	-
Surrenders (notes 2, 3, 4, 5 and 6)	(409,428)	(89,897)	(3,941)	(5,135)	(3,208,809)	(2,900,621)	59	-
Adjustments to maintain reserves	(368)	188,428	133	4,038	742	1,106,027	1	-

Net equity transactions	(221,939)	98,529	26	(1,097)	(1,968,401)	(1,607,059)	1	-

Net change in contract owners’ equity	(445,666)	50,952	(9,837)	9,278	(6,283,949)	846,979	-	-
Contract owners’ equity at beginning of period	2,335,620	2,284,668	68,370	59,092	28,289,649	27,442,670	-	-

Contract owners’ equity at end of period	$1,889,954	2,335,620	58,533	68,370	22,005,700	28,289,649	-	-

CHANGE IN UNITS:
Beginning units	11,358	10,830	536	545	31,466	33,792	-	-
Units purchased	827	1,549	36	37	2,075	2,314	-	-
Units surrendered	(1,893)	(1,021)	(38)	(46)	(4,981)	(4,640)	-	-

Ending units	10,292	11,358	534	536	28,560	31,466	-	-

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	FEIP		FEIS		FF10S		FF20S
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$1,046,608	1,148,953	81,636	83,277	616	120	23,868	5,789
Realized gain (loss) on investments	1,675,973	2,242,466	85,119	130,544	(491)	1,144	(6,599)	100,434
Change in unrealized gain (loss) on investments	(10,901,727)	5,957,650	(899,564)	555,129	(10,166)	(445)	(555,230)	(40,745)
Reinvested capital gains	2,841,737	10,288,688	256,635	887,858	2,693	1,733	189,428	122,458

Net increase (decrease) in contract owners’ equity resulting from operations	(5,337,409)	19,637,757	(476,174)	1,656,808	(7,348)	2,552	(348,533)	187,936

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	3,071,675	729,180	277,503	-	11,312	-	80,026	96,676
Transfers between funds	44,730	(42,114)	(118)	2	-	-	-	-
Surrenders (notes 2, 3, 4, 5 and 6)	(12,241,659)	(9,568,936)	(843,040)	(679,883)	(11,474)	(12,382)	(199,066)	(430,639)
Adjustments to maintain reserves	488	2,784,331	(122)	293,258	(226)	11,066	(36)	65,478

Net equity transactions	(9,124,766)	(6,097,539)	(565,777)	(386,623)	(388)	(1,316)	(119,076)	(268,485)

Net change in contract owners’ equity	(14,462,175)	13,540,218	(1,041,951)	1,270,185	(7,736)	1,236	(467,609)	(80,549)
Contract owners’ equity at beginning of period	97,473,979	83,933,761	8,351,574	7,081,389	51,531	50,295	2,157,023	2,237,572

Contract owners’ equity at end of period	$83,011,804	97,473,979	7,309,623	8,351,574	43,795	51,531	1,689,414	2,157,023

CHANGE IN UNITS:
Beginning units	66,855	72,098	19,319	20,295	207	214	7,515	8,481
Units purchased	3,347	3,676	762	828	52	49	388	671
Units surrendered	(9,492)	(8,919)	(2,132)	(1,804)	(53)	(56)	(864)	(1,637)

Ending units	60,710	66,855	17,949	19,319	206	207	7,039	7,515

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	FF30S		FGP		FGS		FHIP
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$47,337	10,759	(67,466)	(1,496,479)	(14,363)	(53,398)	339,838	418,182
Realized gain (loss) on investments	64,039	282,374	11,464,224	12,781,788	243,079	298,778	(151,811)	76,203
Change in unrealized gain (loss) on investments	(1,261,149)	56,748	(84,993,473)	(12,598,887)	(2,531,053)	(307,901)	(1,260,095)	(164,919)
Reinvested capital gains	293,192	209,309	14,375,304	47,055,391	451,546	1,474,611	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(856,581)	559,190	(59,221,411)	45,741,813	(1,850,791)	1,412,090	(1,072,068)	329,466

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	93,639	416,011	5,221,354	1,492,557	152,715	7,086	522,690	59,900
Transfers between funds	-	-	(294,542)	(305,548)	4	(1)	(55,810)	73,139
Surrenders (notes 2, 3, 4, 5 and 6)	(370,108)	(936,631)	(18,224,898)	(18,079,271)	(342,405)	(511,170)	(1,187,132)	(823,635)
Adjustments to maintain reserves	(222)	116,729	(609)	3,967,827	155	178,518	(901)	315,818

Net equity transactions	(276,691)	(403,891)	(13,298,695)	(12,924,435)	(189,531)	(325,567)	(721,153)	(374,778)

Net change in contract owners’ equity	(1,133,272)	155,299	(72,520,106)	32,817,378	(2,040,322)	1,086,523	(1,793,221)	(45,312)
Contract owners’ equity at beginning of period	5,004,101	4,848,802	242,706,019	209,888,641	7,571,856	6,485,333	9,071,314	9,116,626

Contract owners’ equity at end of period	$3,870,829	5,004,101	170,185,913	242,706,019	5,531,534	7,571,856	7,278,093	9,071,314

CHANGE IN UNITS:
Beginning units	15,228	16,444	96,553	102,405	9,346	9,779	17,210	17,996
Units purchased	385	1,791	4,565	4,292	514	304	1,548	1,503
Units surrendered	(1,331)	(3,007)	(9,701)	(10,144)	(746)	(737)	(2,925)	(2,289)

Ending units	14,282	15,228	91,417	96,553	9,114	9,346	15,833	17,210

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	FIGBP		FIGBS		FMCS		FNRS2
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$279,752	282,891	24,017	21,343	(28,860)	(20,484)	22,810	11,674
Realized gain (loss) on investments	(317,650)	93,162	(15,843)	2,943	(26,930)	169,765	60,774	(39,368)
Change in unrealized gain (loss) on investments	(3,793,865)	(1,225,483)	(344,860)	(99,224)	(2,384,591)	458,625	473,890	324,271
Reinvested capital gains	999,406	572,819	88,101	48,679	653,102	1,768,966	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(2,832,357)	(276,611)	(248,585)	(26,259)	(1,787,279)	2,376,872	557,474	296,577

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	1,009,790	269,765	76,797	-	310,211	48,727	662,228	54,317
Transfers between funds	128,685	317,980	(5)	-	3	(87)	(1)	(2)
Surrenders (notes 2, 3, 4, 5 and 6)	(2,615,406)	(1,911,974)	(152,079)	(8,489)	(786,586)	(994,111)	(494,584)	(210,542)
Adjustments to maintain reserves	(1,454)	841,258	117	85,538	1,744	345,190	59	64,291

Net equity transactions	(1,478,385)	(482,971)	(75,170)	77,049	(474,628)	(600,281)	167,702	(91,936)

Net change in contract owners’ equity	(4,310,742)	(759,582)	(323,755)	50,790	(2,261,907)	1,776,591	725,176	204,641
Contract owners’ equity at beginning of period	21,287,056	22,046,638	1,853,541	1,802,751	11,654,714	9,878,123	782,162	577,521

Contract owners’ equity at end of period	$16,976,314	21,287,056	1,529,786	1,853,541	9,392,807	11,654,714	1,507,338	782,162

CHANGE IN UNITS:
Beginning units	46,044	46,547	9,651	9,249	12,288	13,003	5,039	5,724
Units purchased	3,646	5,653	555	1,085	485	542	3,205	915
Units surrendered	(7,388)	(6,156)	(979)	(683)	(1,036)	(1,257)	(2,241)	(1,600)

Ending units	42,302	46,044	9,227	9,651	11,737	12,288	6,003	5,039

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	FOP		FOS		FVSS		FTVDM2
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$110,166	(49,568)	10,460	(14,595)	7,433	17,269	20,393	1,548
Realized gain (loss) on investments	338,317	796,832	14,599	57,586	27,319	49,997	1,737	29,097
Change in unrealized gain (loss) on investments	(9,771,639)	2,675,668	(1,377,788)	415,852	(340,524)	336,140	(409,195)	(119,134)
Reinvested capital gains	258,960	2,604,555	37,425	365,418	107,333	200,853	81,482	22,450

Net increase (decrease) in contract owners’ equity resulting from operations	(9,064,196)	6,027,487	(1,315,304)	824,261	(198,439)	604,259	(305,583)	(66,039)

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	1,316,576	313,420	169,478	39	113,806	501,196	348,102	5
Transfers between funds	38,642	117,573	(84)	(1)	3	-	-	(4)
Surrenders (notes 2, 3, 4, 5 and 6)	(2,893,120)	(3,332,753)	(81,887)	(226,272)	(229,112)	(563,457)	(71,172)	(86,060)
Adjustments to maintain reserves	1,332	1,131,954	(79)	196,609	(242)	88,649	44	46,046

Net equity transactions	(1,536,570)	(1,769,806)	87,428	(29,625)	(115,545)	26,388	276,974	(40,013)

Net change in contract owners’ equity	(10,600,766)	4,257,681	(1,227,876)	794,636	(313,984)	630,647	(28,609)	(106,052)
Contract owners’ equity at beginning of period	36,802,700	32,545,019	5,228,317	4,433,681	2,535,561	1,904,914	1,046,018	1,152,070

Contract owners’ equity at end of period	$26,201,934	36,802,700	4,000,441	5,228,317	2,221,577	2,535,561	1,017,409	1,046,018

CHANGE IN UNITS:
Beginning units	57,517	60,313	12,614	12,695	4,012	3,749	7,506	7,734
Units purchased	5,882	3,819	1,292	726	212	1,082	2,749	552
Units surrendered	(8,712)	(6,615)	(1,012)	(807)	(412)	(819)	(824)	(780)

Ending units	54,687	57,517	12,894	12,614	3,812	4,012	9,431	7,506

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	FTVFA2		FTVGI2		FTVRDI		FTVSVI
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$587	827	(5,427)	(6,926)	-	38,279	30,553	28,384
Realized gain (loss) on investments	(21,558)	(1,486)	(71,887)	(96,157)	-	2,630,936	(141,855)	(172,149)
Change in unrealized gain (loss) on investments	(1,198)	9,122	27,951	43,763	-	(1,078,729)	(1,612,012)	1,324,304
Reinvested capital gains	7,442	-	-	-	-	268,753	1,036,852	165,075

Net increase (decrease) in contract owners’ equity resulting from operations	(14,727)	8,463	(49,363)	(59,320)	-	1,859,239	(686,462)	1,345,614

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	31,456	-	49,084	54	493	173,053	164,055	332,882
Transfers between funds	-	-	(2)	1	9	(11)	7	(15)
Surrenders (notes 2, 3, 4, 5 and 6)	(58,876)	(4,988)	(168,215)	(229,530)	(502)	(10,041,752)	(431,233)	(698,364)
Adjustments to maintain reserves	(35)	5,576	(23)	49,389	-	206,993	2,232	157,508

Net equity transactions	(27,455)	588	(119,156)	(180,086)	-	(9,661,717)	(264,939)	(207,989)

Net change in contract owners’ equity	(42,182)	9,051	(168,519)	(239,406)	-	(7,802,478)	(951,401)	1,137,625
Contract owners’ equity at beginning of period	86,945	77,894	873,321	1,112,727	-	7,802,478	6,615,820	5,478,195

Contract owners’ equity at end of period	$44,763	86,945	704,802	873,321	-	-	5,664,419	6,615,820

CHANGE IN UNITS:
Beginning units	434	431	9,724	11,685	-	12,179	9,554	9,867
Units purchased	190	32	653	830	-	714	346	940
Units surrendered	(356)	(29)	(2,062)	(2,791)	-	(12,893)	(734)	(1,253)

Ending units	268	434	8,315	9,724	-	-	9,166	9,554

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	TIF		ACEG		MSVMV		OVAG
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$12,023	8,195	(5,184)	(6,493)	648	123	(20,438)	(26,003)
Realized gain (loss) on investments	(676)	6,051	10,515	24,204	(11,649)	69	28,776	49,543
Change in unrealized gain (loss) on investments	(51,266)	10,192	(484,006)	(31,708)	(67,938)	20,229	(1,960,289)	164,760
Reinvested capital gains	-	-	181,661	108,819	65,541	-	770,532	389,800

Net increase (decrease) in contract owners’ equity resulting from operations	(39,919)	24,438	(297,014)	94,822	(13,398)	20,421	(1,181,419)	578,100

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	12,616	-	30,220	53,810	4,171	353,106	39,440	192,887
Transfers between funds	(6)	(16)	5	4	-	-	39	-
Surrenders (notes 2, 3, 4, 5 and 6)	(51,786)	(84,783)	(77,525)	(56,598)	(51,809)	(3,918)	(129,998)	(122,936)
Adjustments to maintain reserves	(407)	9,002	(334)	28,047	(27)	3,689	(1,195)	43,284

Net equity transactions	(39,583)	(75,797)	(47,634)	25,263	(47,665)	352,877	(91,714)	113,235

Net change in contract owners’ equity	(79,502)	(51,359)	(344,648)	120,085	(61,063)	373,298	(1,273,133)	691,335
Contract owners’ equity at beginning of period	506,097	557,456	952,333	832,248	373,298	-	3,813,173	3,121,838

Contract owners’ equity at end of period	$426,595	506,097	607,685	952,333	312,235	373,298	2,540,040	3,813,173

CHANGE IN UNITS:
Beginning units	844	920	2,235	2,149	353	-	21,401	20,692
Units purchased	7	9	139	237	4	357	380	1,471
Units surrendered	(78)	(85)	(290)	(151)	(52)	(4)	(957)	(762)

Ending units	773	844	2,084	2,235	305	353	20,824	21,401

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	OVGI		OVGS		OVSB		OVSC
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$-	2,180	(87,657)	(114,546)	(3,396)	19,321	(2,070)	(4,599)
Realized gain (loss) on investments	-	711,885	2,894	391,652	(11,630)	(9,080)	7,782	23,337
Change in unrealized gain (loss) on investments	-	(114,619)	(7,203,704)	1,059,198	(47,598)	(31,038)	(383,776)	157,232
Reinvested capital gains	-	186,795	2,104,602	799,047	-	-	142,303	88,635

Net increase (decrease) in contract owners’ equity resulting from operations	-	786,241	(5,183,865)	2,135,351	(62,624)	(20,797)	(235,761)	264,605

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	12	15,752	388,037	7,361	32,318	23,747	40,775	51,389
Transfers between funds	-	-	(1)	(30)	1	-	32	(3)
Surrenders (notes 2, 3, 4, 5 and 6)	(11)	(4,148,351)	(133,727)	(1,215,942)	(46,977)	(35,951)	(93,957)	(119,661)
Adjustments to maintain reserves	(1)	109,570	(171)	414,098	(336)	31,665	(2,692)	49,038

Net equity transactions	-	(4,023,029)	254,138	(794,513)	(14,994)	19,461	(55,842)	(19,237)

Net change in contract owners’ equity	-	(3,236,788)	(4,929,727)	1,340,838	(77,618)	(1,336)	(291,603)	245,368
Contract owners’ equity at beginning of period	-	3,236,788	16,121,142	14,780,304	517,148	518,484	1,455,831	1,210,463

Contract owners’ equity at end of period	$-	-	11,191,415	16,121,142	439,530	517,148	1,164,228	1,455,831

CHANGE IN UNITS:
Beginning units	-	8,169	27,816	29,099	4,458	4,164	1,863	1,877
Units purchased	1	314	2,884	1,422	326	760	86	161
Units surrendered	(1)	(8,483)	(2,048)	(2,705)	(474)	(466)	(161)	(175)

Ending units	-	-	28,652	27,816	4,310	4,458	1,788	1,863

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	WRASP		JABS		JACAS		JAGTS
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$1,530	1,763	8,515	233	(53,110)	(73,983)	(20,611)	(26,709)
Realized gain (loss) on investments	(1,364)	1,317	181,062	122,182	68,673	147,649	134,852	675,664
Change in unrealized gain (loss) on investments	(46,985)	(5,656)	(901,403)	391,382	(4,928,614)	610,930	(2,304,537)	(534,694)
Reinvested capital gains	14,519	21,148	89,969	26,674	1,296,969	1,264,700	546,748	573,799

Net increase (decrease) in contract owners’ equity resulting from operations	(32,300)	18,572	(621,857)	540,471	(3,616,082)	1,949,296	(1,643,548)	688,060

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	7,799	-	178,164	57,146	203,024	153,054	101,007	260,007
Transfers between funds	-	-	(10)	(40)	6	15	87	2
Surrenders (notes 2, 3, 4, 5 and 6)	(11,746)	(9,322)	(604,226)	(429,560)	(633,409)	(543,940)	(572,763)	(1,127,970)
Adjustments to maintain reserves	(144)	6,412	(875)	170,321	(1,211)	206,529	3,453	94,648

Net equity transactions	(4,091)	(2,910)	(426,947)	(202,133)	(431,590)	(184,342)	(468,216)	(773,313)

Net change in contract owners’ equity	(36,391)	15,662	(1,048,804)	338,338	(4,047,672)	1,764,954	(2,111,764)	(85,253)
Contract owners’ equity at beginning of period	210,569	194,907	3,794,178	3,455,840	10,782,676	9,017,722	4,533,915	4,619,168

Contract owners’ equity at end of period	$174,178	210,569	2,745,374	3,794,178	6,735,004	10,782,676	2,422,151	4,533,915

CHANGE IN UNITS:
Beginning units	888	901	5,865	6,200	11,398	11,574	3,438	4,261
Units purchased	46	37	354	433	561	485	194	306
Units surrendered	(66)	(50)	(872)	(768)	(1,134)	(661)	(648)	(1,129)

Ending units	868	888	5,347	5,865	10,825	11,398	2,984	3,438

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	JAIGS		MV2IGI		MVFIC		MVIVSC
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$29,328	14,290	(15,770)	(12,776)	21,056	21,449	(2,231)	(10,841)
Realized gain (loss) on investments	111,671	35,033	34,472	79,851	109,457	40,320	65,902	108,142
Change in unrealized gain (loss) on investments	(499,248)	346,941	(1,062,856)	216,279	(552,656)	582,468	(652,583)	43,906
Reinvested capital gains	-	-	381,456	398,645	184,579	74,641	70,057	58,703

Net increase (decrease) in contract owners’ equity resulting from operations	(358,249)	396,264	(662,698)	681,999	(237,564)	718,878	(518,855)	199,910

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	130,807	915,151	79,791	55,415	166,022	152,080	36,601	141,918
Transfers between funds	(13)	(881)	-	2	5	(2)	(44,789)	12,248
Surrenders (notes 2, 3, 4, 5 and 6)	(867,974)	(502,077)	(131,471)	(236,744)	(497,761)	(300,518)	(178,722)	(296,595)
Adjustments to maintain reserves	(506)	137,294	(1,573)	75,984	(1,758)	82,117	517	26,572

Net equity transactions	(737,686)	549,487	(53,253)	(105,343)	(333,492)	(66,323)	(186,393)	(115,857)

Net change in contract owners’ equity	(1,095,935)	945,751	(715,951)	576,656	(571,056)	652,555	(705,248)	84,053
Contract owners’ equity at beginning of period	4,032,459	3,086,708	3,362,544	2,785,888	3,606,028	2,953,473	2,215,781	2,131,728

Contract owners’ equity at end of period	$2,936,524	4,032,459	2,646,593	3,362,544	3,034,972	3,606,028	1,510,533	2,215,781

CHANGE IN UNITS:
Beginning units	8,783	8,568	10,236	10,706	5,783	5,884	3,586	3,873
Units purchased	436	1,583	294	442	351	480	177	578
Units surrendered	(2,404)	(1,368)	(519)	(912)	(889)	(581)	(321)	(865)

Ending units	6,815	8,783	10,011	10,236	5,245	5,783	3,442	3,586

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	MSEM		MSVFI		MSVRE		EIF4
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$4,610	3,931	45,668	34,029	1,804	6,502	125,934	97,219
Realized gain (loss) on investments	(3,041)	(1,353)	(45,399)	11,629	(19,358)	14,741	943,230	1,288,655
Change in unrealized gain (loss) on investments	(17,593)	(5,009)	(254,878)	(125,470)	(138,072)	114,452	(3,445,072)	1,354,907
Reinvested capital gains	-	-	24,369	68,535	62,240	-	1,595,075	169,708

Net increase (decrease) in contract owners’ equity resulting from operations	(16,024)	(2,431)	(230,240)	(11,277)	(93,386)	135,695	(780,833)	2,910,489

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	340	-	75,068	764,573	4,927	-	795,941	69,456
Transfers between funds	-	-	(1)	-	-	-	3,841	(75,555)
Surrenders (notes 2, 3, 4, 5 and 6)	(5,939)	(8,150)	(264,241)	(314,964)	(51,184)	(173,934)	(1,798,351)	(2,023,321)
Adjustments to maintain reserves	(1,720)	829	252	68,398	(2,738)	8,676	1,664	442,446

Net equity transactions	(7,319)	(7,321)	(188,922)	518,007	(48,995)	(165,258)	(996,905)	(1,586,974)

Net change in contract owners’ equity	(23,343)	(9,752)	(419,162)	506,730	(142,381)	(29,563)	(1,777,738)	1,323,515
Contract owners’ equity at beginning of period	85,004	94,756	1,632,119	1,125,389	359,268	388,831	16,921,627	15,598,112

Contract owners’ equity at end of period	$61,661	85,004	1,212,957	1,632,119	216,887	359,268	15,143,889	16,921,627

CHANGE IN UNITS:
Beginning units	232	258	4,234	4,425	185	226	30,700	34,177
Units purchased	3	4	364	1,076	5	5	1,893	1,812
Units surrendered	(25)	(30)	(485)	(1,267)	(22)	(46)	(4,361)	(5,289)

Ending units	210	232	4,113	4,234	168	185	28,232	30,700

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	GBF		GBF4		GEM		GIG
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$6,866	5,291	122,210	105,064	4,144	6,255	4,877	3,412
Realized gain (loss) on investments	(5,372)	272	(141,708)	(13,169)	(19,193)	79,200	(1,673)	9,483
Change in unrealized gain (loss) on investments	(79,767)	(21,548)	(1,312,891)	(374,736)	(681,549)	(317,704)	(47,891)	8,522
Reinvested capital gains	-	-	-	-	-	-	19,335	-

Net increase (decrease) in contract owners’ equity resulting from operations	(78,273)	(15,985)	(1,332,389)	(282,841)	(696,598)	(232,249)	(25,352)	21,417

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	29,738	-	606,362	242,032	152,093	100,016	36,362	22,253
Transfers between funds	(4)	-	(60,510)	79,833	1,899	1,144	-	8
Surrenders (notes 2, 3, 4, 5 and 6)	(48,554)	12,977	(1,392,419)	(899,826)	(209,141)	(214,818)	(49,015)	(32,211)
Adjustments to maintain reserves	42	30,743	(1,841)	481,106	2,244	135,819	26	14,346

Net equity transactions	(18,778)	43,720	(848,408)	(96,855)	(52,905)	22,161	(12,627)	4,396

Net change in contract owners’ equity	(97,051)	27,735	(2,180,797)	(379,696)	(749,503)	(210,088)	(37,979)	25,813
Contract owners’ equity at beginning of period	600,068	572,333	10,325,301	10,704,997	2,809,373	3,019,461	197,264	171,451

Contract owners’ equity at end of period	$503,017	600,068	8,144,504	10,325,301	2,059,870	2,809,373	159,285	197,264

CHANGE IN UNITS:
Beginning units	3,888	3,604	19,887	19,825	5,912	5,785	1,386	1,347
Units purchased	302	577	2,113	3,183	700	848	323	288
Units surrendered	(435)	(293)	(4,440)	(3,121)	(814)	(721)	(396)	(249)

Ending units	3,755	3,888	17,560	19,887	5,798	5,912	1,313	1,386

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	GVAAA2		GVABD2		GVAGG2		GVAGI2
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$(8,206)	4,453	(1,382)	2,273	(15,276)	(19,506)	(8,432)	3,895
Realized gain (loss) on investments	10,975	10,384	(2,529)	10,946	26,814	20,766	2,699	2,253
Change in unrealized gain (loss) on investments	(224,462)	129,725	(27,133)	(17,981)	(824,995)	288,591	(252,220)	219,568
Reinvested capital gains	41,685	7,310	3,777	1,034	119,133	69,360	27,193	22,668

Net increase (decrease) in contract owners’ equity resulting from operations	(180,008)	151,872	(27,267)	(3,728)	(694,324)	359,211	(230,760)	248,384

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	23,904	77,812	11,207	3,000	52,101	4	23,537	40
Transfers between funds	3	-	(1)	-	-	(2)	3	-
Surrenders (notes 2, 3, 4, 5 and 6)	(81,071)	(81,008)	(11,080)	(118,298)	(191,424)	(69,508)	(60,897)	(23,144)
Adjustments to maintain reserves	167	26,172	43	6,849	8	54,084	66	22,510

Net equity transactions	(56,997)	22,976	169	(108,449)	(139,315)	(15,422)	(37,291)	(594)

Net change in contract owners’ equity	(237,005)	174,848	(27,098)	(112,177)	(833,639)	343,789	(268,051)	247,790
Contract owners’ equity at beginning of period	1,284,325	1,109,477	203,270	315,447	2,717,439	2,373,650	1,343,838	1,096,048

Contract owners’ equity at end of period	$1,047,320	1,284,325	176,172	203,270	1,883,800	2,717,439	1,075,787	1,343,838

CHANGE IN UNITS:
Beginning units	4,674	4,597	1,402	2,144	6,831	6,870	4,277	4,281
Units purchased	130	420	137	234	271	221	121	113
Units surrendered	(352)	(343)	(135)	(976)	(736)	(260)	(251)	(117)

Ending units	4,452	4,674	1,404	1,402	6,366	6,831	4,147	4,277

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	GVAGR2		GVDMA		GVDMC		GVEX4
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$(17,427)	(20,722)	(146,622)	(136,676)	(16,591)	(13,620)	934,451	2,904,421
Realized gain (loss) on investments	19,887	26,498	(142,420)	457,831	(70,665)	(219)	7,447,379	8,912,017
Change in unrealized gain (loss) on investments	(1,201,421)	460,728	(10,783,796)	2,139,394	(722,287)	144,904	(166,717,162)	35,857,311
Reinvested capital gains	282,016	46,058	6,611,414	348,745	414,001	22,113	117,440,139	1,471,313

Net increase (decrease) in contract owners’ equity resulting from operations	(916,945)	512,562	(4,461,424)	2,809,294	(395,542)	153,178	(40,895,193)	49,145,062

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	80,279	4,158	984,690	368	104,700	3	5,860,434	987,659
Transfers between funds	4	1	10	(164)	17	2	123,571	51,236
Surrenders (notes 2, 3, 4, 5 and 6)	(67,884)	(69,389)	(1,828,412)	(2,146,060)	(273,221)	(275,201)	(17,477,340)	(16,857,915)
Adjustments to maintain reserves	(87)	55,083	170	1,051,673	192	112,663	101	4,525,146

Net equity transactions	12,312	(10,147)	(843,542)	(1,094,183)	(168,312)	(162,533)	(11,493,234)	(11,293,874)

Net change in contract owners’ equity	(904,633)	502,415	(5,304,966)	1,715,111	(563,854)	(9,355)	(52,388,427)	37,851,188
Contract owners’ equity at beginning of period	2,991,431	2,489,016	23,961,343	22,246,232	2,667,672	2,677,027	220,627,767	182,776,579

Contract owners’ equity at end of period	$2,086,798	2,991,431	18,656,377	23,961,343	2,103,818	2,667,672	168,239,340	220,627,767

CHANGE IN UNITS:
Beginning units	5,722	5,743	59,936	62,589	10,205	10,572	112,856	119,257
Units purchased	303	162	3,556	3,583	519	596	5,121	4,569
Units surrendered	(262)	(183)	(5,660)	(6,236)	(1,230)	(963)	(12,289)	(10,970)

Ending units	5,763	5,722	57,832	59,936	9,494	10,205	105,688	112,856

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	GVIDA		GVIDC		GVIDM		HIBF
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$(39,555)	(39,164)	(6,164)	(6,324)	(221,805)	(180,893)	50,696	48,372
Realized gain (loss) on investments	(44,889)	162,550	(2,630)	118	(58,165)	665,025	(8,436)	(5,617)
Change in unrealized gain (loss) on investments	(2,600,454)	645,657	(179,842)	24,867	(16,996,919)	2,776,060	(191,449)	7,226
Reinvested capital gains	1,441,369	107,019	58,885	8,141	10,319,524	467,583	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(1,243,529)	876,062	(129,751)	26,802	(6,957,365)	3,727,775	(149,189)	49,981

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	217,060	60	49,802	-	1,373,130	309,676	78,382	36,676
Transfers between funds	(1)	-	(5)	-	189,822	32,238	(21)	(3)
Surrenders (notes 2, 3, 4, 5 and 6)	(354,530)	(707,782)	(490,782)	(107,794)	(3,570,998)	(3,190,129)	(152,152)	(219,361)
Adjustments to maintain reserves	(1,435)	223,933	(1,050)	46,461	850	1,125,472	1,121	82,571

Net equity transactions	(138,906)	(483,789)	(442,035)	(61,333)	(2,007,196)	(1,722,743)	(72,670)	(100,117)

Net change in contract owners’ equity	(1,382,435)	392,273	(571,786)	(34,531)	(8,964,561)	2,005,032	(221,859)	(50,136)
Contract owners’ equity at beginning of period	6,435,778	6,043,505	1,327,114	1,361,645	41,382,194	39,377,162	1,216,013	1,266,149

Contract owners’ equity at end of period	$5,053,343	6,435,778	755,328	1,327,114	32,417,633	41,382,194	994,154	1,216,013

CHANGE IN UNITS:
Beginning units	14,621	15,732	6,545	6,856	78,099	81,465	3,727	4,144
Units purchased	676	642	315	324	4,882	5,391	238	303
Units surrendered	(1,022)	(1,753)	(2,710)	(635)	(10,033)	(8,757)	(470)	(720)

Ending units	14,275	14,621	4,150	6,545	72,948	78,099	3,495	3,727

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	MCIF		MSBF		NVAMV1		NVAMVX
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$28,454	31,516	35,377	49,003	24,180	28,141	30,617	29,465
Realized gain (loss) on investments	(63,741)	85,479	(3,858)	2,768	104,038	78,576	142,320	223,178
Change in unrealized gain (loss) on investments	(2,443,250)	1,118,680	(64,964)	(7,373)	(925,596)	1,353,215	(924,090)	1,107,734
Reinvested capital gains	1,534,143	113,640	-	-	690,151	-	663,303	-

Net increase (decrease) in contract owners’ equity resulting from operations	(944,394)	1,349,315	(33,445)	44,398	(107,227)	1,459,932	(87,850)	1,360,377

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	255,863	210,920	262,385	3,390	1,537	(16)	342,342	-
Transfers between funds	5	(8)	30	2	(4)	(10)	(18)	(7)
Surrenders (notes 2, 3, 4, 5 and 6)	(492,428)	(720,415)	(114,056)	(62,317)	(492,361)	(407,755)	(596,610)	(830,299)
Adjustments to maintain reserves	(2,120)	169,300	(593)	45,695	2,425	(1,005)	(578)	295,779

Net equity transactions	(238,680)	(340,203)	147,766	(13,230)	(488,403)	(408,786)	(254,864)	(534,527)

Net change in contract owners’ equity	(1,183,074)	1,009,112	114,321	31,168	(595,630)	1,051,146	(342,714)	825,850
Contract owners’ equity at beginning of period	6,799,910	5,790,798	1,022,607	991,439	5,533,993	4,482,847	4,979,425	4,153,575

Contract owners’ equity at end of period	$5,616,836	6,799,910	1,136,928	1,022,607	4,938,363	5,533,993	4,636,711	4,979,425

CHANGE IN UNITS:
Beginning units	8,528	8,810	4,634	4,682	11,489	12,443	30,166	31,708
Units purchased	517	673	1,347	352	81	109	2,413	2,197
Units surrendered	(697)	(955)	(580)	(400)	(1,133)	(1,063)	(3,939)	(3,739)

Ending units	8,348	8,528	5,401	4,634	10,437	11,489	28,640	30,166

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	NVCBD1		NVCCA1		NVCCN1		NVCMA1
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$6,649	4,514	(404)	(273)	(663)	(228)	(2,227)	(806)
Realized gain (loss) on investments	(1,744)	686	15	569	(470)	334	629	1,435
Change in unrealized gain (loss) on investments	(57,629)	(20,780)	(11,544)	7,648	(13,280)	816	(51,743)	24,411
Reinvested capital gains	346	9,505	2,341	-	1,856	18	6,025	-

Net increase (decrease) in contract owners’ equity resulting from operations	(52,378)	(6,075)	(9,592)	7,944	(12,557)	940	(47,316)	25,040

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	88,822	19,286	1,297	-	1,740	93,808	205,279	1
Transfers between funds	-	-	-	-	-	-	-	-
Surrenders (notes 2, 3, 4, 5 and 6)	(24,204)	(20,206)	235	(2,298)	(9,266)	(3,463)	(22,369)	(22,985)
Adjustments to maintain reserves	(7)	18,741	-	2,710	43	1,625	(81)	20,903

Net equity transactions	64,611	17,821	1,532	412	(7,483)	91,970	182,829	(2,081)

Net change in contract owners’ equity	12,233	11,746	(8,060)	8,356	(20,040)	92,910	135,513	22,959
Contract owners’ equity at beginning of period	355,803	344,057	61,463	53,107	101,362	8,452	169,803	146,844

Contract owners’ equity at end of period	$368,036	355,803	53,403	61,463	81,322	101,362	305,316	169,803

CHANGE IN UNITS:
Beginning units	2,278	2,164	273	271	636	55	722	732
Units purchased	701	282	15	19	15	605	964	122
Units surrendered	(194)	(168)	(7)	(17)	(67)	(24)	(147)	(132)

Ending units	2,785	2,278	281	273	584	636	1,539	722

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	NVCMC1		NVCMD1		NVCRA1		NVCRB1
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$(32)	(22)	(3,027)	(1,850)	(4,235)	(3,243)	(184)	(119)
Realized gain (loss) on investments	(20)	67	510	2,512	8,333	10,225	12	140
Change in unrealized gain (loss) on investments	(764)	353	(75,777)	45,321	(107,655)	93,878	(4,602)	2,391
Reinvested capital gains	123	1	12,220	-	2,149	-	829	-

Net increase (decrease) in contract owners’ equity resulting from operations	(693)	399	(66,074)	45,983	(101,408)	100,860	(3,945)	2,412

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	514	-	88,259	3	64,201	-	1,962	-
Transfers between funds	-	-	(1)	-	-	-	1	-
Surrenders (notes 2, 3, 4, 5 and 6)	(636)	(548)	(68,110)	10,680	(45,059)	(23,895)	(504)	(148)
Adjustments to maintain reserves	127	539	47	47,116	(35)	39,486	99	1,910

Net equity transactions	5	(9)	20,195	57,799	19,107	15,591	1,558	1,762

Net change in contract owners’ equity	(688)	390	(45,879)	103,782	(82,301)	116,451	(2,387)	4,174
Contract owners’ equity at beginning of period	5,022	4,632	444,341	340,559	635,278	518,827	27,457	23,283

Contract owners’ equity at end of period	$4,334	5,022	398,462	444,341	552,977	635,278	25,070	27,457

CHANGE IN UNITS:
Beginning units	27	27	2,095	1,811	2,600	2,533	139	130
Units purchased	6	6	478	617	310	280	16	16
Units surrendered	(6)	(6)	(370)	(333)	(220)	(213)	(7)	(7)

Ending units	27	27	2,203	2,095	2,690	2,600	148	139

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	NVDBL2		NVDCA2		NVIE6		NVLCP1
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$(313)	(259)	(92)	(96)	7,359	4,698	16,359	16,400
Realized gain (loss) on investments	(186)	354	(5,972)	261	2,581	11,796	(12,814)	(748)
Change in unrealized gain (loss) on investments	(15,677)	2,829	(2,002)	1,327	(84,641)	15,170	(139,821)	(16,751)
Reinvested capital gains	8,672	443	4,747	262	32,316	-	9,791	347

Net increase (decrease) in contract owners’ equity resulting from operations	(7,504)	3,367	(3,319)	1,754	(42,385)	31,664	(126,485)	(752)

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	2,485	-	525	-	42,916	14,276	48,459	476,905
Transfers between funds	-	-	-	-	-	-	(75,825)	495,657
Surrenders (notes 2, 3, 4, 5 and 6)	(3,372)	(2,953)	(10,701)	(2,684)	(46,150)	(35,542)	(54,467)	(26,924)
Adjustments to maintain reserves	61	2,492	(21)	2,040	(31)	9,230	249	1,923

Net equity transactions	(826)	(461)	(10,197)	(644)	(3,265)	(12,036)	(81,584)	947,561

Net change in contract owners’ equity	(8,330)	2,906	(13,516)	1,110	(45,650)	19,628	(208,069)	946,809
Contract owners’ equity at beginning of period	48,278	45,372	16,219	15,109	289,572	269,944	977,225	30,416

Contract owners’ equity at end of period	$39,948	48,278	2,703	16,219	243,922	289,572	769,156	977,225

CHANGE IN UNITS:
Beginning units	207	209	54	56	2,144	2,232	4,835	177
Units purchased	14	11	3	7	414	245	564	4,846
Units surrendered	(18)	(13)	(46)	(9)	(435)	(333)	(473)	(188)

Ending units	203	207	11	54	2,123	2,144	4,926	4,835

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	NVMIG1		NVMIVX		NVMLG1		NVMMG1
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$(8,097)	(6,052)	518,267	515,001	291,434	(46,337)	(339,801)	(441,773)
Realized gain (loss) on investments	(40,253)	5,896	229,439	424,182	(124,192)	(181,972)	(3,066,281)	453,544
Change in unrealized gain (loss) on investments	(642,345)	(88,630)	(2,023,372)	882,867	(2,308,717)	1,254,875	(39,119,627)	(14,897,276)
Reinvested capital gains	43,963	57,056	-	-	1,206,161	1,121,290	13,912,903	10,689,874

Net increase (decrease) in contract owners’ equity resulting from operations	(646,732)	(31,730)	(1,275,666)	1,822,050	(935,314)	2,147,856	(28,612,806)	(4,195,631)

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	40,435	106,214	970,989	172,466	281,500	34,710	1,343,108	296,316
Transfers between funds	(1)	(6)	(64,020)	(10,103)	48	(86)	74,916	(186,295)
Surrenders (notes 2, 3, 4, 5 and 6)	(16,020)	(52,754)	(2,142,029)	(2,082,987)	(583,819)	(683,682)	(3,513,080)	(4,960,184)
Adjustments to maintain reserves	88	41,720	(585)	790,551	(416)	156,378	6,014	904,437

Net equity transactions	24,502	95,174	(1,235,645)	(1,130,073)	(302,687)	(492,680)	(2,089,042)	(3,945,726)

Net change in contract owners’ equity	(622,230)	63,444	(2,511,311)	691,977	(1,238,001)	1,655,176	(30,701,848)	(8,141,357)
Contract owners’ equity at beginning of period	1,693,395	1,629,951	19,323,521	18,631,544	7,273,117	5,617,941	76,022,496	84,163,853

Contract owners’ equity at end of period	$1,071,165	1,693,395	16,812,210	19,323,521	6,035,116	7,273,117	45,320,648	76,022,496

CHANGE IN UNITS:
Beginning units	8,975	8,483	99,982	105,694	15,477	16,583	125,033	130,524
Units purchased	1,033	1,085	8,102	9,531	764	569	9,651	6,976
Units surrendered	(795)	(593)	(15,757)	(15,243)	(1,407)	(1,675)	(14,107)	(12,467)

Ending units	9,213	8,975	92,327	99,982	14,834	15,477	120,577	125,033

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	NVMMV2		NVNMO1		NVNSR2		NVOLG1
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$29,971	1,355	(44,281)	(66,614)	(572)	(988)	330,306	(247,766)
Realized gain (loss) on investments	(180,531)	(106,978)	198,115	549,841	3,562	4,748	300,182	241,285
Change in unrealized gain (loss) on investments	(372,677)	1,126,009	(5,611,017)	3,470,619	(95,185)	20,902	(56,965,866)	41,298,984
Reinvested capital gains	353,243	-	1,872,580	387,881	16,435	36,679	10,700,763	2,919,342

Net increase (decrease) in contract owners’ equity resulting from operations	(169,994)	1,020,386	(3,584,603)	4,341,727	(75,760)	61,341	(45,634,615)	44,211,845

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	149,059	14,340	441,813	129,259	28,507	81,608	4,394,613	17,370,178
Transfers between funds	19	8	(48,910)	(51,992)	-	-	127,820	(188,154)
Surrenders (notes 2, 3, 4, 5 and 6)	(752,343)	(451,455)	(1,481,053)	(1,558,859)	(75,228)	(13,316)	(12,477,822)	(13,959,433)
Adjustments to maintain reserves	128	143,568	1,090	363,339	(41)	5,287	1,457	3,352,583

Net equity transactions	(603,137)	(293,539)	(1,087,060)	(1,118,253)	(46,762)	73,579	(7,953,932)	6,575,174

Net change in contract owners’ equity	(773,131)	726,847	(4,671,663)	3,223,474	(122,522)	134,920	(53,588,547)	50,787,019
Contract owners’ equity at beginning of period	5,210,002	4,483,155	20,544,174	17,320,700	350,926	216,006	204,320,063	153,533,044

Contract owners’ equity at end of period	$4,436,871	5,210,002	15,872,511	20,544,174	228,404	350,926	150,731,516	204,320,063

CHANGE IN UNITS:
Beginning units	17,615	18,663	47,333	50,119	1,060	823	237,604	227,718
Units purchased	643	760	1,678	2,298	119	283	10,509	30,479
Units surrendered	(2,739)	(1,808)	(4,678)	(5,084)	(274)	(46)	(20,816)	(20,593)

Ending units	15,519	17,615	44,333	47,333	905	1,060	227,297	237,604

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	NVRE1		NVSTB2		NVTIV3		SAM4
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$28,348	13,584	9,513	2,524	3,650	1,696	136,946	(166,391)
Realized gain (loss) on investments	87,256	104,534	(9,994)	1,056	1,210	24,777	-	-
Change in unrealized gain (loss) on investments	(1,612,855)	1,373,604	(45,883)	(12,893)	(14,935)	12,409	-	-
Reinvested capital gains	255,912	-	-	-	-	-	484	-

Net increase (decrease) in contract owners’ equity resulting from operations	(1,241,339)	1,491,722	(46,364)	(9,313)	(10,075)	38,882	137,430	(166,391)

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	121,369	45,883	74,463	26,072	-	-	7,673,085	4,851,680
Transfers between funds	(41)	(18)	37,799	-	-	-	121,285	124,447
Surrenders (notes 2, 3, 4, 5 and 6)	(231,687)	(684,057)	(146,725)	(15,952)	(16,065)	(301,773)	(9,319,094)	(9,882,828)
Adjustments to maintain reserves	(158)	129,307	190	23,794	(168)	(349)	(3,251)	2,874,550

Net equity transactions	(110,517)	(508,885)	(34,273)	33,914	(16,233)	(302,122)	(1,527,975)	(2,032,151)

Net change in contract owners’ equity	(1,351,856)	982,837	(80,637)	24,601	(26,308)	(263,240)	(1,390,545)	(2,198,542)
Contract owners’ equity at beginning of period	4,396,781	3,413,944	750,032	725,431	153,125	416,365	23,538,314	25,736,856

Contract owners’ equity at end of period	$3,044,925	4,396,781	669,395	750,032	126,817	153,125	22,147,769	23,538,314

CHANGE IN UNITS:
Beginning units	16,340	18,481	6,455	6,159	824	1,153	107,637	115,976
Units purchased	1,159	934	908	936	5	3	52,431	45,425
Units surrendered	(1,551)	(3,075)	(1,450)	(640)	(115)	(332)	(51,951)	(53,764)

Ending units	15,948	16,340	5,913	6,455	714	824	108,117	107,637

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	SCF4		SCGF		SCVF4		TRF4
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$(45,162)	(153,073)	(11,450)	(20,056)	(67,444)	(143,520)	854,004	311,179
Realized gain (loss) on investments	(225,525)	23,745	18,285	21,852	(907,803)	(443,741)	5,229,801	7,049,625
Change in unrealized gain (loss) on investments	(8,439,344)	5,530,362	(972,848)	23,727	(4,667,770)	5,942,744	(34,594,667)	14,148,145
Reinvested capital gains	4,268,307	229,986	233,676	235,659	2,802,731	-	14,465,252	6,742,385

Net increase (decrease) in contract owners’ equity resulting from operations	(4,441,724)	5,631,020	(732,337)	261,182	(2,840,286)	5,355,483	(14,045,610)	28,251,334

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	707,852	235,220	61,573	87,250	538,643	310,849	2,386,421	940,758
Transfers between funds	9,387	(41,756)	1	2	(22,274)	(12,162)	(368,528)	(47,852)
Surrenders (notes 2, 3, 4, 5 and 6)	(1,697,132)	(2,611,374)	(636,339)	(550,500)	(1,798,424)	(2,283,745)	(8,881,872)	(10,777,367)
Adjustments to maintain reserves	5,479	613,940	(584)	62,618	(186)	532,552	(5,942)	335,877

Net equity transactions	(974,414)	(1,803,970)	(575,349)	(400,630)	(1,282,241)	(1,452,506)	(6,869,921)	(9,548,584)

Net change in contract owners’ equity	(5,416,138)	3,827,050	(1,307,686)	(139,448)	(4,122,527)	3,902,977	(20,915,531)	18,702,750
Contract owners’ equity at beginning of period	23,241,061	19,414,011	2,731,115	2,870,563	21,437,834	17,534,857	156,838,458	138,135,708

Contract owners’ equity at end of period	$17,824,923	23,241,061	1,423,429	2,731,115	17,315,307	21,437,834	135,922,927	156,838,458

CHANGE IN UNITS:
Beginning units	29,418	31,702	4,116	4,674	34,607	37,279	39,365	43,665
Units purchased	1,734	2,038	288	328	1,555	2,213	2,103	2,055
Units surrendered	(3,210)	(4,322)	(1,058)	(886)	(3,932)	(4,885)	(4,968)	(6,355)

Ending units	27,942	29,418	3,346	4,116	32,230	34,607	36,500	39,365

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	AMCG		AMMCGS		AMSRS		AMTB
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$(981)	(1,303)	(4,272)	(5,610)	(7,064)	(10,665)	159,657	103,611
Realized gain (loss) on investments	3,778	5,632	12,925	64,237	59,090	77,953	(57,528)	(10,524)
Change in unrealized gain (loss) on investments	(94,952)	(2,711)	(366,634)	(57,996)	(1,284,893)	742,214	(425,095)	(87,899)
Reinvested capital gains	29,819	22,988	125,306	91,948	361,277	85,722	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(62,336)	24,606	(232,675)	92,579	(871,590)	895,224	(322,966)	5,188

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	1,616	-	29,418	23,151	90,779	-	324,603	355,505
Transfers between funds	-	-	31	(2)	6	40	46,143	45,579
Surrenders (notes 2, 3, 4, 5 and 6)	(12,262)	(10,378)	(44,683)	(132,798)	(338,862)	(342,128)	(735,588)	(774,041)
Adjustments to maintain reserves	1,737	(1,697)	(184)	27,209	1,257	95,568	937	263,513

Net equity transactions	(8,909)	(12,075)	(15,418)	(82,440)	(246,820)	(246,520)	(363,905)	(109,444)

Net change in contract owners’ equity	(71,245)	12,531	(248,093)	10,139	(1,118,410)	648,704	(686,871)	(104,256)
Contract owners’ equity at beginning of period	214,399	201,868	803,752	793,613	4,711,366	4,062,662	5,581,739	5,685,995

Contract owners’ equity at end of period	$143,154	214,399	555,659	803,752	3,592,956	4,711,366	4,894,868	5,581,739

CHANGE IN UNITS:
Beginning units	35	40	2,861	3,216	1,998	2,203	23,287	23,503
Units purchased	1	1	372	324	69	68	1,845	4,577
Units surrendered	(8)	(6)	(456)	(679)	(346)	(273)	(3,414)	(4,793)

Ending units	28	35	2,777	2,861	1,721	1,998	21,718	23,287

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	PMVFBA		PMVLDA		PMVTRA		PVEIB
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$306	2,520	1,359	(492)	1,161	11,024	2,993	2,043
Realized gain (loss) on investments	(1,340)	(454)	(1,744)	4,003	(9,084)	(20,110)	12,571	11,360
Change in unrealized gain (loss) on investments	(7,531)	(6,137)	(10,878)	(6,446)	(520)	(59,006)	(76,302)	74,515
Reinvested capital gains	-	84	-	-	-	38,218	38,545	16,526

Net increase (decrease) in contract owners’ equity resulting from operations	(8,565)	(3,987)	(11,263)	(2,935)	(8,443)	(29,874)	(22,193)	104,444

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	740	-	15,835	-	1,907	53,249	181,785	7,320
Transfers between funds	-	-	-	1	25,771	(411,328)	-	(1)
Surrenders (notes 2, 3, 4, 5 and 6)	(3,283)	(8,037)	(52,589)	(310,498)	(7,485)	(1,002,416)	(101,579)	(73,555)
Adjustments to maintain reserves	(17)	5,908	(36)	13,704	(432)	14,208	302	19,336

Net equity transactions	(2,560)	(2,129)	(36,790)	(296,793)	19,761	(1,346,287)	80,508	(46,900)

Net change in contract owners’ equity	(11,125)	(6,116)	(48,053)	(299,728)	11,318	(1,376,161)	58,315	57,544
Contract owners’ equity at beginning of period	44,423	50,539	189,454	489,182	-	1,376,161	484,060	426,516

Contract owners’ equity at end of period	$33,298	44,423	141,401	189,454	11,318	-	542,375	484,060

CHANGE IN UNITS:
Beginning units	339	354	1,514	3,844	-	7,327	2,741	3,043
Units purchased	9	49	138	176	74	540	1,062	182
Units surrendered	(32)	(64)	(444)	(2,506)	(64)	(7,867)	(611)	(484)

Ending units	316	339	1,208	1,514	10	-	3,192	2,741

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	PVGOB		PVTIGB		TRHS2		VWBF
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$(3,673)	(4,354)	609	460	(21,067)	(24,779)	83,854	115,011
Realized gain (loss) on investments	11,878	22,892	(722)	1,594	64,808	217,659	(65,995)	(9,802)
Change in unrealized gain (loss) on investments	(320,762)	49,799	(19,375)	1,474	(575,751)	(17,488)	(211,030)	(227,519)
Reinvested capital gains	96,262	59,698	7,175	3,033	50,828	219,979	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(216,295)	128,035	(12,313)	6,561	(481,182)	395,371	(193,171)	(122,310)

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	20,150	6,953	1,471	-	284,615	128,334	117,854	16,402
Transfers between funds	-	-	-	-	-	(5)	802	26,254
Surrenders (notes 2, 3, 4, 5 and 6)	(30,163)	(34,940)	(10,456)	(8,559)	(254,328)	(657,444)	(316,794)	(238,953)
Adjustments to maintain reserves	732	15,356	(167)	1,299	(479)	53,149	(523)	113,750

Net equity transactions	(9,281)	(12,631)	(9,152)	(7,260)	29,808	(475,966)	(198,661)	(82,547)

Net change in contract owners’ equity	(225,576)	115,404	(21,465)	(699)	(451,374)	(80,595)	(391,832)	(204,857)
Contract owners’ equity at beginning of period	705,808	590,404	80,449	81,148	3,470,249	3,550,844	2,525,442	2,730,299

Contract owners’ equity at end of period	$480,232	705,808	58,984	80,449	3,018,875	3,470,249	2,133,610	2,525,442

CHANGE IN UNITS:
Beginning units	1,923	1,949	114	121	5,121	5,869	6,307	6,545
Units purchased	128	117	1	1	483	304	427	693
Units surrendered	(135)	(143)	(11)	(8)	(463)	(1,052)	(990)	(931)

Ending units	1,916	1,923	104	114	5,141	5,121	5,744	6,307

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	VWEM		VWHA		VVEI		VVHGB
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$(49,567)	49,459	47,057	(11,345)	69,113	42,023	18,793	18,288
Realized gain (loss) on investments	(171,456)	468,902	(124,058)	(131,831)	47,961	74,837	(17,807)	(502)
Change in unrealized gain (loss) on investments	(6,477,959)	(3,346,471)	446,855	922,458	(653,704)	694,891	(267,156)	(77,248)
Reinvested capital gains	2,467,228	440,514	-	-	462,326	75,241	12,056	13,934

Net increase (decrease) in contract owners’ equity resulting from operations	(4,231,754)	(2,387,596)	369,854	779,282	(74,304)	886,992	(254,114)	(45,528)

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	443,839	294,914	344,868	134,950	124,578	530	75,590	-
Transfers between funds	40,835	24,225	(63,202)	(24,345)	-	1	(5)	-
Surrenders (notes 2, 3, 4, 5 and 6)	(1,533,598)	(1,268,042)	(816,074)	(565,287)	(455,989)	(332,256)	(176,271)	65,598
Adjustments to maintain reserves	1,023	469,175	(425)	(74,831)	(184)	139,241	(50)	85,049

Net equity transactions	(1,047,901)	(479,728)	(534,833)	(529,513)	(331,595)	(192,484)	(100,736)	150,647

Net change in contract owners’ equity	(5,279,655)	(2,867,324)	(164,979)	249,769	(405,899)	694,508	(354,850)	105,119
Contract owners’ equity at beginning of period	17,481,680	20,349,004	4,614,327	4,364,558	4,431,940	3,737,432	1,848,749	1,743,630

Contract owners’ equity at end of period	$12,202,025	17,481,680	4,449,348	4,614,327	4,026,041	4,431,940	1,493,899	1,848,749

CHANGE IN UNITS:
Beginning units	29,263	29,028	8,056	8,844	8,552	8,953	10,560	9,696
Units purchased	2,210	3,232	854	930	285	339	796	1,676
Units surrendered	(4,553)	(2,997)	(1,644)	(1,718)	(942)	(740)	(1,430)	(812)

Ending units	26,920	29,263	7,266	8,056	7,895	8,552	9,926	10,560

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	VVHYB		VVMCI
	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$80,419	63,799	13,823	12,465
Realized gain (loss) on investments	(21,862)	6,399	101,905	249,560
Change in unrealized gain (loss) on investments	(279,248)	(16,153)	(2,675,124)	911,272
Reinvested capital gains	-	-	810,890	551,604

Net increase (decrease) in contract owners’ equity resulting from operations	(220,691)	54,045	(1,748,506)	1,724,901

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	77,407	3	215,930	929
Transfers between funds	(34)	-	14	(10)
Surrenders (notes 2, 3, 4, 5 and 6)	(219,545)	46,575	(314,973)	(525,258)
Adjustments to maintain reserves	100	93,487	170	238,814

Net equity transactions	(142,072)	140,065	(98,859)	(285,525)

Net change in contract owners’ equity	(362,763)	194,110	(1,847,365)	1,439,376
Contract owners’ equity at beginning of period	2,150,517	1,956,407	8,980,988	7,541,612

Contract owners’ equity at end of period	$1,787,754	2,150,517	7,133,623	8,980,988

CHANGE IN UNITS:
Beginning units	7,776	7,265	12,360	12,785
Units purchased	403	962	528	397
Units surrendered	(979)	(451)	(679)	(822)

Ending units	7,200	7,776	12,209	12,360

*

For all subaccounts not included herein but listed as an investment option in note 1(b), there was no activity during the two-year period. See note 1(b) for all investments available for which no contract owners were invested at December 31, 2022, if applicable.

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The Nationwide Provident VLI Separate Account 1 (the Separate Account) was established by Nationwide Life Insurance Company of America (NLICA) (the Company) under the provisions of the Pennsylvania Insurance Law. On December 31, 2009, NLICA merged with Nationwide Life Insurance Company (NLIC or the Company) with NLIC as the surviving entity. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940. The Separate Account is a separate investment account to which assets are allocated to support the benefits payable under single premium, modified premium, scheduled premium and flexible premium adjustable variable life insurance policies (the Policies). The Separate Account is an Investment Company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946, Financial Services – Investment Companies. The Nationwide NVIT Nationwide Fund Class IV, Nationwide NVIT Money Market Fund Class IV, Nationwide NVIT Government Bond Fund Class IV and J.P. Morgan NVIT Balanced Fund Class IV subaccounts are the only subaccounts available with single premium and scheduled premium policies.

(b) The Policies

The Separate Account offers variable investment options through life insurance policies intended to provide benefits to the policyholder and/or the beneficiary named by the policyholder. Policy features are described in the applicable prospectus.

A policyholder may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

With certain exceptions, policyholders may invest in any of the following:

AB FUNDS

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class A (ALVGIA)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class A (ALVSVA)

ALGER AMERICAN FUNDS

Alger Small Cap Growth Portfolio: Class I-2 Shares (AASCO)

ALLSPRING GLOBAL INVESTMENTS

Allspring Variable Trust - VT Discovery Fund: Class 2 (SVDF)

Allspring Variable Trust - VT Opportunity Fund: Class 2 (SVOF)

Allspring Variable Trust - VT Small Cap Growth Fund: Class 2 (WFVSCG)

AMERICAN CENTURY INVESTMENTS

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I (ACVI)

American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class I (ACVIG)

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II (ACVIP2)

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I (ACVMV1)

American Century Variable Portfolios, Inc. - American Century VP Ultra(R) Fund: Class I (ACVU1)

BLACKROCK FUNDS

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class II (MLVGA2)

BNY MELLON INVESTMENT MANAGEMENT

BNY Mellon Variable Investment Fund - Appreciation Portfolio: Initial Shares (DCAP)*

BNY Mellon Variable Investment Fund - Opportunistic Small Cap Portfolio: Initial Shares (DSC)

BNY Mellon Stock Index Fund, Inc.: Initial Shares (DSIF)

BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares (DVSCS)

FEDERATED HERMES, INC.

Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares (FQB)

Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Primary Shares (FVU2)

FIDELITY INVESTMENTS

Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Initial Class (FAMP)

Fidelity Variable Insurance Products Fund - VIP Contrafund(R) Portfolio: Initial Class (FCP)*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Initial Class (FEIP)

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class (FEIS)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class (FF10S)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class (FF20S)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class (FF30S)

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Initial Class (FGP)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class (FGS)

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Initial Class (FHIP)

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Initial Class (FIGBP)

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class (FIGBS)

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class (FMCS)

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 (FNRS2)

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Initial Class (FOP)

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class (FOS)

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class (FVSS)

FRANKLIN TEMPLETON DISTRIBUTORS, INC.

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 (FTVDM2)

Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 (FTVFA2)

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 (FTVGI2)

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 1 (FTVRDI)*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 1 (FTVSVI)

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 1 (TIF)

INVESCO INVESTMENTS

Invesco - Invesco V.I. American Franchise Fund: Series I Shares (ACEG)

Invesco - Invesco V.I. American Value Fund: Series I Shares (MSVMV)

Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series I (OVAG)

Invesco - Invesco V.I. Main Street Fund: Series I (OVGI)*

Invesco - Invesco V.I. Global Fund: Series I (OVGS)

Invesco - Invesco V.I. Global Strategic Income Fund: Series I (OVSB)

Invesco - Invesco V.I. Main Street Small Cap Fund: Series I (OVSC)

IVY INVESTMENTS

Ivy Variable Insurance Portfolios - Delaware Ivy Asset Strategy: Class II (WRASP)

JANUS HENDERSON INVESTORS

Janus Aspen Series - Janus Henderson Balanced Portfolio: Service Shares (JABS)

Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares (JACAS)

Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares (JAGTS)

Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares (JAIGS)

MASSACHUSETTS FINANCIAL SERVICES CO.

MFS(R) Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Initial Class (MV2IGI)

MFS(R) Variable Insurance Trust - MFS Value Series: Initial Class (MVFIC)

MFS(R) Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class (MVIVSC)

MORGAN STANLEY

Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class I (MSEM)

Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class I (MSVFI)

Morgan Stanley Variable Insurance Fund, Inc. - U.S. Real Estate Portfolio: Class I (MSVRE)

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT BlackRock Equity Dividend Fund: Class IV (EIF4)

Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I (GBF)

Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class IV (GBF4)

Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I (GEM)

Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I (GIG)

Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II (GVAAA2)

Nationwide Variable Insurance Trust - NVIT American Funds Bond Fund: Class II (GVABD2)

Nationwide Variable Insurance Trust - NVIT American Funds Global Growth Fund: Class II (GVAGG2)

Nationwide Variable Insurance Trust - NVIT American Funds Growth-Income Fund: Class II (GVAGI2)

Nationwide Variable Insurance Trust - NVIT American Funds Growth Fund: Class II (GVAGR2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II (GVDMA)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II (GVDMC)

Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class IV (GVEX4)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II (GVIDA)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II (GVIDC)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II (GVIDM)

Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I (HIBF)

Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I (MCIF)

Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I (MSBF)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class I (NVAMV1)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class X (NVAMVX)

Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I (NVCBD1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class I (NVCCA1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class I (NVCCN1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class I (NVCMA1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class I (NVCMC1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class I (NVCMD1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class I (NVCRA1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class I (NVCRB1)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II (NVDBL2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II (NVDCA2)

Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II (NVIE6)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Core Plus Bond Fund: Class I (NVLCP1)

Nationwide Variable Insurance Trust - NVIT NS Partners International Focused Growth Fund: Class I (NVMIG1)

Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class X (NVMIVX)

Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I (NVMLG1)

Nationwide Variable Insurance Trust - NVIT Allspring Discovery Fund: Class I (NVMMG1)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II (NVMMV2)

Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class I (NVNMO1)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Sustainable U.S. Equity Fund: Class I (NVNSR1)*

Nationwide Variable Insurance Trust - NVIT BNY Mellon Sustainable U.S. Equity Fund: Class II (NVNSR2)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Core Fund: Class I (NVOLG1)

Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I (NVRE1)

Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II (NVSTB2)

Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I (NVTIV3)

Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class IV (SAM4)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class IV (SCF4)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I (SCGF)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class IV (SCVF4)

Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class IV (TRF4)

NEUBERGER & BERMAN MANAGEMENT, INC.

Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: I Class Shares (AMCG)

Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: S Class Shares (AMMCGS)

Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I Shares (AMSRS)

Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: I Class Shares (AMTB)

PIMCO FUNDS

PIMCO Variable Insurance Trust - International Bond Portfolio (unhedged): Administrative Class (PMVFBA)

PIMCO Variable Insurance Trust - Low Duration Portfolio: Administrative Class (PMVLDA)

PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class (PMVTRA)

PUTNAM INVESTMENTS

Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB (PVEIB)

Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB (PVGOB)

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB (PVTIGB)

T. ROWE PRICE

T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II (TRHS2)

VAN ECK ASSOCIATES CORPORATION

VanEck VIP Trust - VanEck VIP Emerging Markets Bond Fund: Initial Class (VWBF)

VanEck VIP Trust - VanEck VIP Emerging Markets Fund: Initial Class (VWEM)

VanEck VIP Trust - VanEck VIP Global Resources Fund: Initial Class (VWHA)

VANGUARD GROUP OF INVESTMENT COMPANIES

Vanguard Variable Insurance Fund - Equity Income Portfolio (VVEI)

Vanguard Variable Insurance Fund - Total Bond Market Index Portfolio (VVHGB)

Vanguard Variable Insurance Fund - High Yield Bond Portfolio (VVHYB)

Vanguard Variable Insurance Fund - Mid-Cap Index Portfolio (VVMCI)

*	At December 31, 2022, policyholders were not invested in this fund.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

Unless listed below, the financial statements presented are as of December 31, 2022 and for each of the years in the two-year period ended December 31, 2022. For the subaccounts listed below with inception dates in 2022, the financial statements are as of December 31, 2022 and for the period from the inception date to December 31, 2022. For the subaccounts listed below with liquidation dates in 2022, the financial statements are for the period from January 1, 2022 to the liquidation date. For the subaccounts listed below with inception dates in 2021, the prior year financial statements reflect the period from inception date to December 31, 2021.

	Inception Date	Liquidation Date
Invesco - Invesco V.I. American Value Fund: Series I Shares (MSVMV)	4/30/2021

There were no underlying mutual fund mergers for each of the years in the two-year period ending December 31, 2022.

For the one-year period ended December 31, 2022, the following subaccount name changes occurred:

Subaccount Abbreviation	Current Legal Name	Prior Legal Name	Effective Date
NVMIG1	Nationwide Variable Insurance Trust - NVIT NS Partners International Focused Growth Fund: Class I	Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class I	7/18/2022
VWBF	VanEck VIP Trust - VanEck VIP Emerging Markets Bond Fund: Initial Class	VanEck VIP Trust - Emerging Markets Bond Fund: Initial Class	5/1/2022
VWEM	VanEck VIP Trust - VanEck VIP Emerging Markets Fund: Initial Class	VanEck VIP Trust - Emerging Markets Fund: Initial Class	5/1/2022
VWHA	VanEck VIP Trust - VanEck VIP Global Resources Fund: Initial Class	VanEck VIP Trust - Global Resources Fund: Initial Class	5/1/2022

The Contract Owners’ Equity is affected by the investment results of each fund, equity transactions by policyholders and certain policy and asset charges (see notes 2 and 3). The accompanying financial statements include only policyholders’ purchase payments pertaining to the variable portions of their policies and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a policyholder due to a policy cancellation during the free look period, and/or if a gain is realized by the policyholder during the free look period.

The Company allocates purchase payments to subaccounts and/or the fixed account as instructed by the policyholder. Shares of the subaccounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the policy.

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing Net Asset Value per share at December 31, 2022 of such funds. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Separate Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. The Company does not provide for income taxes within the Separate Account. Taxes are generally the responsibility of the policyholder upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Adjustments to Maintain reserves (ATM)

Adjustments to Maintain reserves primarily represent timing related adjustments absorbed by the general account in order to maintain appropriate contract owner account balances.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

(g) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were available to be issued with the Securities and Exchange Commission, and no subsequent events have occurred requiring accrual or disclosures.

(2) Policy Charges

The Separate Account assesses charges associated with the policy. These charges are either assessed as a direct deduction from premium payments or through a surrender of units from the subaccounts contained within the Separate Account. The assessment of charges varies based on the policy and any additional riders or benefits elected. The additional riders or benefits and related charges specific to each product are described in detail in the applicable prospectus.

Policy Charges
Insurance Charge - Mortality and Expense Risk Charge/Percent of Subaccount Value Charge - assessed through a surrender of units	Annual rate of to 0.60% - 1.00% of the average daily value of the assets invested in each fund
Sales Charge/Percent of Premium Charge - assessed through a deduction from premium payments	3.00% - 10.00% of each premium payment
Premium Tax Charge - assessed through a deduction from premium payments	0.00% - 4.00% of each premium payment
Short-Term Trading Fee - assessed through a surrender of units	1% of the dollar amount transferred out of a subaccount within 60 days of being applied to that subaccount
Cost of Insurance Charges (including any flat extra charge) - assessed through a surrender of units	$0.00 - $458.71 per $1,000 of a policy’s net amount at risk
Specified Amount/Underwriting and Distribution Charge- assessed through a surrender of units	$50.00 plus $3.00 per $1,000 of Face Amount increase.
Administrative Charge - assessed through a surrender of units	$3.25 per month - $17.50 plus $0.015 per $1,000 of face amount
Surrender Charge - assessed through a surrender of units	The lesser of: (1) 9% - 35% of all premiums to date or, (2) during Policy Years 1-11, 9% - 70% of the Target Premium of the Initial Face Amount. Plus deferred administrative charge in years 1-11 of $3.00 to $5.00 - $1,000 of face amount.
Policy Loan Interest Charge	Of an outstanding policy loan, 6.00% - 8.00% or a variable rate equal to the greater of 5.50% or the Moody’s Corp. Bond Yield Avg. - Monthly Avg. Corporates.
Other Withdrawal/Surrender Fees	$25.00 per withdrawal
Transfer Fee – assessed upon transfer	$25.00 per request
Total Annual Portfolio Operating Expense	0.16% - 2.46% of portfolio assets
First Year Policy Charge	$5.00 on Policy Date
Premium Processing Charge	$1.00 from each premium payment
Rider Charges - assessed through a surrender of units monthly, unless otherwise specified.
Children’s Term Insurance Rider Charge	$0.52 per $1,000 of the rider’s specified amount
Long-Term Care Acceleration Benefit Rider Charge	$0.02 - $3.24 per $1,000 of net amount at risk per month
Long-Term Care Waiver Benefit Rider Charge	$0.01 - $3.47 per $1,000 of net amount at risk per month
Accidental Death Benefit Rider Charge	Annual rate of $0.86 - $3.89 per $1,000 of rider coverage amount
Disability Waiver Benefit Rider Charge	$0.01 - $1.76 per $1,000 net amount at risk per month
Disability Waiver of Premium Benefit Rider Charge	2% - 23.20% of the monthly benefit amount per month
Additional Insurance Benefit Rider Charge	$0.06 - $420.82 per $1,000 of rider coverage amount per month
Accelerated Death Benefit Rider Charge	$250 at the time the rider is invoked
Long-Term Care Extended Insurance Benefit Rider	$0.01 - $8.72 per $1,000 of net amount at risk per month
Convertible Term Life Insurance Rider	$0.06 - $420.82 per $1,000 of rider coverage amount per month
Four Year Survivorship Term Life Insurance Rider	$0.03 - $2.75 per $1,000 of Rider coverage amount per month
Guaranteed Minimum Death Benefit Rider	$0.01 per $1,000 of face amount per month
Survival Additional Insurance Benefit Rider	$0.00 - $93.08 per $1,000 of rider coverage amount per month

For the years ended December 31, 2022 and 2021, total front-end sales charge deductions were $1,511,447 and $1,616,791, respectively and were recognized as part of purchase payments on the Statements of Changes in Contract Owners’ Equity.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

(3) Mortality and Expense Risk Charges

In addition to the aforementioned charges, a daily charge will be deducted from the Separate Account for mortality and expense risks assumed by the Company. The charge is deducted at an annual rate of 0.65% to 0.95% of the average daily net assets of the Separate Account. These charges are assessed through the daily unit value calculation. For NLACA Options Elite policies, this charge is referred to as the Insurance Charge.

(4) Death Benefits

Death benefit proceeds result in a surrender of the policy value from the Separate Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. For last survivor flexible premium policies, the proceeds are payable on the death of the last surviving insured. In the event that the guaranteed death benefit exceeds the policy value on the date of death, the excess is paid by the Company’s general account. Death benefits are included within the surrenders line item in the equity transactions section of the Statements of Changes in Contract Owners’ Equity.

(5) Policy Loans (Net of Repayments)

Policy provisions allow policyholders to borrow up to the policy’s non-loaned surrender value (90% of cash surrender value for Options policies). Interest is charged on the outstanding loan and is due and payable at the end of each policy year or when the loan is repaid. Any unpaid interest is added to the loan balance and bears interest at the same loan rate.

At the time the loan is granted, the amount of the loan is transferred from the Separate Account to the Company’s general account as collateral for the outstanding loan. Collateral amounts in the general account are credited with the stated rate of interest in effect at the time the loan is made. Interest credited is paid by the Company’s general account to the Separate Account. Loan repayments result in a transfer of collateral including interest back to the Separate Account. Policy loans (net of repayments) are included within the surrenders line item in the equity transactions section of the Statements of Changes in Contract Owners’ Equity.

(6) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Separate Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Policyholders may, with certain restrictions, transfer their assets between the Separate Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. These transfers are the result of the policyholder executing fund exchanges. Fund exchanges from the Separate Account to the fixed account are included in surrenders, and fund exchanges from the fixed account to the Separate Account are included in purchase payments received from policyholders, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity. Policy loan transactions (note 5), executed at the direction of the policyholder, also result in transfers between the Separate Account and the fixed account of the Company. The fixed account assets are not reflected in the accompanying financial statements. For the years ended December 31, 2022 and 2021, total transfers to the Separate Account from the fixed account were $15,997,450 and $39,951,676, respectively, and total transfers from the Separate Account to the fixed account were $22,306,116 and $38,537,451, respectively.

(7) Fair Value Measurement

FASB ASC 820, Fair Value Measurements and Disclosures, defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Separate Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Separate Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Separate Account categorized its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Separate Account categorizes financial assets recorded at fair value as follows:

•

Level 1 – Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.

•

Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets, quotes prices for identical or similar assets or liabilities in markets that are not active or inputs (other than quotes prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. Primary inputs to this valuation technique may include comparative trades, bid/asks, interest rate movements, U.S. Treasury rates, Secures Overnight Financing Rate, prime rates, cash flows, maturity dates, callability, estimated prepayments and/or underlying collateral values.

•

Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

The investments used by all subaccounts are mutual funds and are valued using daily Net Asset Values (NAVs), which are deemed to approximate fair values. As such, all funds are classified as Level 1 Investments.

The cost of purchases and proceeds from sales of Investments for the year ended December 31, 2022 are as follows:

Subaccount Abbreviation*	Purchases of Investments	Sales of Investments
ALVGIA	$558,815	$586,040
ALVSVA	535,406	318,704
AASCO	5,282,954	2,084,943
SVDF	242,590	105,134
SVOF	76,732	116,193
WFVSCG	40,917	45,287
ACVI	20,155	10,906
ACVIG	613,100	406,120
ACVIP2	140,763	522,328
ACVMV1	324,043	132,097
ACVU1	34,244	11,328
MLVGA2	43,181	217,406
DSC	104,350	50,594
DSIF	1,777,761	889,510
DVSCS	2,111,715	771,692
FQB	199,006	350,863
FVU2	18,962	4,153
FAMP	2,602,484	2,605,648
FCP	1	-
FEIP	5,462,473	10,699,383
FEIS	527,608	754,990
FF10S	14,724	11,576
FF20S	299,779	205,524
FF30S	443,605	379,546
FGP	17,821,609	16,811,858
FGS	695,332	447,835
FHIP	739,299	1,119,713
FIGBP	2,020,713	2,218,486
FIGBS	162,124	125,294
FMCS	827,581	679,710
FNRS2	642,862	452,408
FOP	1,727,123	2,895,899
FOS	315,048	179,655
FVSS	213,620	214,157
FTVDM2	453,260	74,455
FTVFA2	39,181	58,572
FTVGI2	36,586	161,145
FTVSVI	1,200,489	400,255
TIF	24,445	51,599
ACEG	214,961	85,784
MSVMV	72,349	53,798
OVAG	800,656	141,082
OVGS	2,932,198	660,943
OVSB	25,680	43,734
OVSC	173,243	86,159
WRASP	24,761	12,658
JABS	222,690	550,277
JACAS	1,545,392	731,912
JAGTS	652,514	598,046
JAIGS	118,739	826,590

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

MV2IGI	448,403	134,397
MVFIC	350,913	477,012
MVIVSC	127,135	246,219
MSEM	5,413	6,402
MSVFI	134,159	253,297
MSVRE	69,328	51,541
EIF4	2,481,867	1,759,428
GBF	35,313	47,266
GBF4	577,378	1,301,736
GEM	189,134	240,139
GIG	60,541	48,983
GVAAA2	57,681	81,366
GVABD2	18,069	15,546
GVAGG2	167,583	203,049
GVAGI2	44,588	63,183
GVAGR2	361,417	84,429
GVDMA	7,146,330	1,525,250
GVDMC	490,041	261,135
GVEX4	121,395,451	14,514,197
GVIDA	1,556,622	292,280
GVIDC	94,545	482,808
GVIDM	11,028,511	2,938,837
HIBF	101,601	124,697
MCIF	1,814,262	488,225
MSBF	286,950	103,213
NVAMV1	755,265	531,760
NVAMVX	955,646	516,012
NVCBD1	90,554	18,941
NVCCA1	4,995	1,526
NVCCN1	3,466	9,797
NVCMA1	217,074	30,367
NVCMC1	782	812
NVCMD1	90,066	60,726
NVCRA1	63,121	46,065
NVCRB1	3,687	1,582
NVDBL2	11,153	3,682
NVDCA2	5,269	10,790
NVIE6	83,691	47,250
NVLCP1	94,019	149,701
NVMIG1	142,160	81,880
NVMIVX	1,105,591	1,822,384
NVMLG1	1,737,399	542,076
NVMMG1	15,646,783	4,168,737
NVMMV2	522,076	742,127
NVNMO1	2,128,380	1,388,231
NVNSR2	48,665	79,524
NVOLG1	14,262,590	11,186,910
NVRE1	463,792	289,891
NVSTB2	141,000	165,950
NVTIV3	4,631	17,045
SAM4	6,092,491	7,479,788
SCF4	4,716,675	1,473,424
SCGF	312,540	665,079
SCVF4	3,168,078	1,714,846
TRF4	17,032,149	8,576,871
AMCG	31,425	13,234
AMMCGS	187,315	81,515
AMSRS	443,966	337,828
AMTB	451,931	657,116

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

PMVFBA	1,372	3,609
PMVLDA	16,150	51,544
PMVTRA	95,319	73,966
PVEIB	222,774	101,029
PVGOB	121,676	39,100
PVTIGB	9,555	10,756
TRHS2	292,194	232,146
VWBF	157,129	271,414
VWEM	2,924,786	1,556,048
VWHA	311,805	799,157
VVEI	633,452	433,423
VVHGB	110,505	180,341
VVHYB	133,357	195,110
VVMCI	1,044,456	318,773

*	Represents abbreviation of investment name. For full investment name and related abbreviation, see note 1(b).

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

(8) Financial Highlights

The Company offers several variable life products through the Separate Account that have unique combinations of features and fees that are assessed to the policyholder. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values, contract owners’ equity outstanding and contract expense rates for variable life insurance policies as of December 31, 2022, and the investment income ratio and total return for each of the periods in the five-year period ended December 31, 2022. The information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate for contracts with units outstanding as of the balance sheet date. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented. Total return and investment income ratio for periods with no ending Contract Owners’ Equity were considered to be irrelevant, and therefore are not presented.

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class A (ALVGIA)
2022	0.60%	to	0.75%	4,606	$4,744.23	to	$460.63	$2,338,156	1.35%	-4.76%	to	-4.91%
2021	0.60%	to	0.75%	5,522	4,981.52	to	484.40	2,915,095	0.84%	27.39%	to	27.20%
2020	0.60%	to	0.75%	5,266	3,910.44	to	380.82	2,271,479	1.57%	2.11%	to	1.95%
2019	0.60%	to	0.75%	5,753	3,829.76	to	373.52	2,495,605	1.25%	23.17%	to	22.99%
2018	0.60%	to	0.75%	5,954	3,109.25	to	303.70	2,170,761	1.01%	-6.18%	to	-6.32%
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class A (ALVSVA)
2022	0.60%	to	0.75%	3,765	5,642.15	to	547.81	2,387,293	1.08%	-16.13%	to	-16.26%
2021	0.60%	to	0.75%	4,026	6,727.48	to	654.17	3,033,102	0.80%	35.13%	to	34.93%
2020	0.60%	to	0.75%	3,612	4,978.34	to	484.81	2,083,755	1.03%	2.75%	to	2.60%
2019	0.60%	to	0.75%	4,259	4,845.07	to	472.54	2,420,327	0.60%	19.38%	to	19.20%
2018	0.60%	to	0.75%	4,642	4,058.59	to	396.43	2,256,054	0.47%	-15.54%	to	-15.67%
Alger Small Cap Growth Portfolio: Class I-2 Shares (AASCO)
2022	0.60%	to	0.75%	46,401	3,658.84	to	351.53	22,279,457	0.00%	-38.38%	to	-38.48%
2021	0.60%	to	0.75%	46,872	5,938.17	to	571.38	36,914,755	0.00%	-6.62%	to	-6.76%
2020	0.60%	to	0.75%	47,677	6,359.31	to	612.83	40,651,509	1.07%	66.15%	to	65.90%
2019	0.60%	to	0.75%	54,592	3,827.39	to	369.39	27,579,903	0.00%	28.56%	to	28.37%
2018	0.60%	to	0.75%	58,535	2,977.06	to	287.75	22,890,667	0.00%	0.83%	to	0.67%
Allspring Variable Trust - VT Discovery Fund: Class 2 (SVDF)
2022	0.60%	to	0.75%	218	2,393.79	to	231.37	515,358	0.00%	-38.22%	to	-38.31%
2021	0.60%	to	0.75%	250	3,874.70	to	375.07	954,675	0.00%	-5.61%	to	-5.75%
2020	0.60%	to	0.75%	276	4,104.98	to	397.96	1,118,146	0.00%	61.68%	to	61.44%
2019	0.60%	to	0.75%	301	2,538.98	to	246.51	755,310	0.00%	38.19%	to	37.98%
2018	0.60%	to	0.75%	329	1,837.33	to	178.66	596,188	0.00%	-7.62%	to	-7.76%
Allspring Variable Trust - VT Opportunity Fund: Class 2 (SVOF)
2022	0.60%	to	0.75%	158	4,233.34	to	409.18	225,265	0.00%	-21.28%	to	-21.40%
2021	0.60%	to	0.75%	187	5,377.72	to	520.57	417,397	0.04%	24.03%	to	23.85%
2020	0.60%	to	0.75%	210	4,335.79	to	420.34	362,352	0.44%	20.28%	to	20.10%
2019	0.60%	to	0.75%	236	3,604.70	to	349.99	329,956	0.28%	30.68%	to	30.48%
2018	0.60%	to	0.75%	317	2,758.45	to	268.22	368,913	0.19%	-7.70%	to	-7.84%
Allspring Variable Trust - VT Small Cap Growth Fund: Class 2 (WFVSCG)
2022	0.75%			346	425.09			147,082	0.00%	-34.91%
2021	0.75%			401	653.10			261,892	0.00%	6.84%
2020	0.75%			417	611.31			254,916	0.00%	56.61%
2019	0.75%			332	390.35			129,596	0.00%	23.90%
2018	0.75%			687	315.06			216,447	0.00%	0.55%
American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I (ACVI)
2022	0.60%			42	2,488.02			104,497	1.48%	-25.20%
2021	0.60%			46	3,326.41			153,015	0.16%	8.10%
2020	0.60%			49	3,077.18			150,782	0.48%	25.13%
2019	0.60%			51	2,459.25			125,421	1.08%	27.65%
2018	0.60%			90	1,926.52			173,387	1.67%	-15.73%
American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class I (ACVIG)
2022	0.60%	to	0.75%	4,197	4,399.51	to	417.88	1,805,613	1.72%	-13.26%	to	-13.39%
2021	0.60%	to	0.75%	4,981	5,071.86	to	482.46	2,476,056	1.07%	22.91%	to	22.73%
2020	0.60%	to	0.75%	5,503	4,126.44	to	393.12	2,240,731	1.94%	11.14%	to	10.97%
2019	0.60%	to	0.75%	6,046	3,712.84	to	354.25	2,231,358	2.09%	23.21%	to	23.02%
2018	0.60%	to	0.75%	6,292	3,013.48	to	287.95	1,952,843	1.96%	-7.43%	to	-7.57%

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II (ACVIP2)
2022	0.60%	to	0.75%	6,807	1,603.41	to	155.67	1,223,816	4.75%	-13.60%	to	-13.73%
2021	0.60%	to	0.75%	9,318	1,855.72	to	180.43	1,904,100	3.15%	5.63%	to	5.47%
2020	0.60%	to	0.75%	9,069	1,756.76	to	171.07	1,757,573	1.44%	8.90%	to	8.74%
2019	0.60%	to	0.75%	6,743	1,613.20	to	157.32	1,255,604	2.28%	8.25%	to	8.09%
2018	0.60%	to	0.75%	6,835	1,490.24	to	145.55	1,141,890	2.82%	-3.40%	to	-3.55%
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I (ACVMV1)
2022	0.65%	to	0.75%	3,657	456.57	to	448.58	1,656,507	2.26%	-1.83%	to	-1.93%
2021	0.65%	to	0.75%	3,782	465.09	to	457.41	1,746,233	1.12%	22.41%	to	22.28%
2020	0.65%	to	0.75%	4,118	379.96	to	374.05	1,554,830	1.80%	0.55%	to	0.45%
2019	0.65%	to	0.75%	4,159	377.86	to	372.36	1,562,103	2.07%	28.31%	to	28.19%
2018	0.65%	to	0.75%	4,269	294.48	to	290.49	1,250,208	1.41%	-13.40%	to	-13.49%
American Century Variable Portfolios, Inc. - American Century VP Ultra(R) Fund: Class I (ACVU1)
2022	0.60%			54	4,669.79			252,168	0.00%	-32.78%
2021	0.60%			56	6,946.97			389,030	0.00%	22.42%
2020	0.60%			58	5,674.54			329,124	0.00%	48.96%
2019	0.60%			61	3,809.49			232,379	0.00%	33.77%
2018	0.60%			40	2,847.70			113,908	0.26%	0.15%
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class II (MLVGA2)
2022	0.75%			5,800	206.92			1,200,141	0.00%	-16.61%
2021	0.75%			6,658	248.15			1,652,176	0.78%	5.75%
2020	0.75%			6,559	234.65			1,539,058	1.13%	19.90%
2019	0.75%			7,422	195.70			1,452,481	1.16%	16.95%
2018	0.75%			7,792	167.33			1,303,862	0.81%	-8.21%
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Initial Shares (DCAP)
2020	0.60%	to	0.75%	8,263	4,176.85	to	406.15	3,540,902	0.79%	22.95%	to	22.77%
2019	0.60%	to	0.75%	8,647	3,397.21	to	330.84	3,026,194	1.17%	35.28%	to	35.08%
2018	0.60%	to	0.75%	9,743	2,511.19	to	244.92	2,533,568	1.27%	-7.41%	to	-7.55%
BNY Mellon Variable Investment Fund - Opportunistic Small Cap Portfolio: Initial Shares (DSC)
2022	0.60%	to	0.75%	1,226	3,298.70	to	320.28	410,948	0.00%	-17.12%	to	-17.24%
2021	0.60%	to	0.75%	1,293	3,980.00	to	387.01	529,418	0.14%	15.76%	to	15.59%
2020	0.60%	to	0.75%	1,576	3,438.01	to	334.81	879,777	0.64%	19.18%	to	19.00%
2019	0.60%	to	0.75%	1,645	2,884.84	to	281.36	966,308	0.00%	21.05%	to	20.87%
2018	0.60%	to	0.75%	1,707	2,383.18	to	232.78	804,549	0.00%	-19.56%	to	-19.69%
BNY Mellon Stock Index Fund, Inc.: Initial Shares (DSIF)
2022	0.60%	to	0.75%	23,387	5,249.83	to	509.72	12,357,214	1.34%	-18.81%	to	-18.93%
2021	0.60%	to	0.75%	23,974	6,465.77	to	628.72	15,622,396	1.14%	27.64%	to	27.45%
2020	0.60%	to	0.75%	25,534	5,065.48	to	493.30	13,427,141	1.58%	17.30%	to	17.13%
2019	0.60%	to	0.75%	27,522	4,318.32	to	421.17	12,370,434	1.74%	30.40%	to	30.20%
2018	0.60%	to	0.75%	29,094	3,311.62	to	323.47	10,056,803	1.69%	-5.21%	to	-5.35%
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares (DVSCS)
2022	0.60%	to	0.75%	21,058	5,967.37	to	574.55	12,892,070	0.92%	-17.15%	to	-17.27%
2021	0.60%	to	0.75%	21,588	7,202.37	to	694.50	15,997,325	0.67%	25.39%	to	25.20%
2020	0.60%	to	0.75%	22,652	5,744.02	to	554.71	13,095,452	1.07%	9.98%	to	9.81%
2019	0.60%	to	0.75%	23,055	5,223.01	to	505.15	12,222,715	0.88%	21.48%	to	21.30%
2018	0.60%	to	0.75%	24,169	4,299.43	to	416.45	10,672,072	0.82%	-9.52%	to	-9.66%
Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares (FQB)
2022	0.60%	to	0.75%	10,292	1,684.97	to	169.23	1,889,954	2.61%	-9.82%	to	-9.95%
2021	0.60%	to	0.75%	11,358	1,868.41	to	187.93	2,335,620	2.48%	-1.99%	to	-2.13%
2020	0.60%	to	0.75%	10,830	1,906.25	to	192.02	2,284,668	2.85%	7.47%	to	7.31%
2019	0.60%	to	0.75%	12,496	1,773.72	to	178.94	2,482,082	2.75%	8.79%	to	8.63%
2018	0.60%	to	0.75%	11,711	1,630.43	to	164.73	2,165,328	3.04%	-1.19%	to	-1.34%
Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Primary Shares (FVU2)
2022	0.65%	to	0.75%	534	109.80	to	109.32	58,533	1.86%	-14.31%	to	-14.40%
2021	0.65%	to	0.75%	536	128.14	to	127.71	68,370	1.78%	17.74%	to	17.63%

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
2020	0.65%	to	0.75%	545	108.83	to	108.58	59,092	2.62%	0.28%	to	0.18%
2019	0.65%	to	0.75%	569	108.53	to	108.38	61,795	2.14%	19.45%	to	19.33%
2018	0.60%	to	0.75%	598	908.78	to	90.83	59,227	0.00%	-9.12%	to	-9.17%	****
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Initial Class (FAMP)
2022	0.60%	to	0.75%	28,560	4,829.04	to	462.06	22,005,700	2.02%	-15.44%	to	-15.57%
2021	0.60%	to	0.75%	31,466	5,711.04	to	547.27	28,289,649	1.60%	9.26%	to	9.10%
2020	0.60%	to	0.75%	33,792	5,226.92	to	501.63	27,442,670	1.48%	14.18%	to	14.01%
2019	0.60%	to	0.75%	37,478	4,577.66	to	439.98	26,357,302	1.78%	17.54%	to	17.37%
2018	0.60%	to	0.75%	40,223	3,894.50	to	374.88	23,994,310	1.67%	-5.92%	to	-6.06%
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Initial Class (FEIP)
2022	0.60%	to	0.75%	60,710	9,533.40	to	912.19	83,011,804	1.86%	-5.53%	to	-5.67%
2021	0.60%	to	0.75%	66,855	10,090.96	to	966.98	97,473,979	1.90%	24.15%	to	23.96%
2020	0.60%	to	0.75%	72,098	8,128.26	to	780.07	83,933,761	1.81%	6.06%	to	5.90%
2019	0.60%	to	0.75%	76,936	7,664.11	to	736.63	84,780,744	2.00%	26.68%	to	26.49%
2018	0.60%	to	0.75%	84,012	6,049.94	to	582.36	73,168,957	2.25%	-8.84%	to	-8.98%
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class (FEIS)
2022	0.75%			17,949	407.24			7,309,623	1.82%	-5.80%
2021	0.75%			19,319	432.30			8,351,574	1.81%	23.90%
2020	0.75%			20,295	348.92			7,081,389	1.75%	5.75%
2019	0.75%			20,212	329.95			6,668,989	1.95%	26.37%
2018	0.75%			21,337	261.09			5,570,945	2.21%	-9.09%
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class (FF10S)
2022	0.65%	to	0.75%	206	215.27	to	211.50	43,795	2.03%	-14.13%	to	-14.21%
2021	0.65%	to	0.75%	207	250.67	to	246.53	51,531	0.94%	5.11%	to	5.00%
2020	0.65%	to	0.75%	214	238.49	to	234.79	50,295	1.02%	11.66%	to	11.55%
2019	0.65%	to	0.75%	282	213.58	to	210.47	59,848	1.27%	15.25%	to	15.13%
2018	0.65%	to	0.75%	534	185.32	to	182.81	98,710	1.49%	-4.73%	to	-4.82%
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class (FF20S)
2022	0.65%	to	0.75%	7,039	241.95	to	237.71	1,689,414	2.00%	-16.37%	to	-16.46%
2021	0.65%	to	0.75%	7,515	289.32	to	284.54	2,157,023	0.96%	8.76%	to	8.65%
2020	0.65%	to	0.75%	8,481	266.02	to	261.89	2,237,572	1.16%	14.17%	to	14.06%
2019	0.65%	to	0.75%	9,622	233.00	to	229.61	2,224,538	2.02%	19.23%	to	19.11%
2018	0.65%	to	0.75%	9,849	195.42	to	192.77	1,910,183	1.42%	-6.59%	to	-6.68%
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class (FF30S)
2022	0.65%	to	0.75%	14,282	274.71	to	269.90	3,870,829	1.87%	-17.48%	to	-17.56%
2021	0.65%	to	0.75%	15,228	332.91	to	327.41	5,004,101	0.94%	11.51%	to	11.40%
2020	0.65%	to	0.75%	16,444	298.53	to	293.89	4,848,802	1.26%	16.00%	to	15.88%
2019	0.65%	to	0.75%	15,232	257.36	to	253.61	3,875,647	1.96%	23.57%	to	23.44%
2018	0.65%	to	0.75%	14,952	208.27	to	205.44	3,081,896	1.52%	-8.48%	to	-8.58%
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Initial Class (FGP)
2022	0.60%	to	0.75%	91,417	12,802.72	to	1,225.01	170,185,913	0.62%	-24.91%	to	-25.02%
2021	0.60%	to	0.75%	96,553	17,049.30	to	1,633.78	242,706,019	0.00%	22.48%	to	22.29%
2020	0.60%	to	0.75%	102,405	13,920.31	to	1,335.94	209,888,641	0.07%	43.03%	to	42.82%
2019	0.60%	to	0.75%	113,469	9,732.27	to	935.41	161,871,791	0.26%	33.51%	to	33.31%
2018	0.60%	to	0.75%	123,693	7,289.53	to	701.68	131,386,387	0.25%	-0.77%	to	-0.92%
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class (FGS)
2022	0.75%			9,114	606.93			5,531,534	0.51%	-25.09%
2021	0.75%			9,346	810.17			7,571,856	0.00%	22.16%
2020	0.75%			9,779	663.19			6,485,333	0.06%	42.68%
2019	0.75%			10,588	464.82			4,921,542	0.17%	33.18%
2018	0.75%			11,226	349.01			3,918,020	0.15%	-1.02%
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Initial Class (FHIP)
2022	0.60%	to	0.75%	15,833	3,294.74	to	305.83	7,278,093	4.92%	-11.90%	to	-12.04%
2021	0.60%	to	0.75%	17,210	3,739.94	to	347.68	9,071,314	5.30%	3.79%	to	3.63%
2020	0.60%	to	0.75%	17,996	3,603.49	to	335.50	9,116,626	4.96%	2.13%	to	1.98%
2019	0.60%	to	0.75%	19,581	3,528.28	to	328.99	9,697,664	5.19%	14.42%	to	14.25%
2018	0.60%	to	0.75%	20,733	3,083.70	to	287.97	8,906,708	5.38%	-3.87%	to	-4.01%

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Initial Class (FIGBP)
2022	0.60%	to	0.75%	42,302	3,113.28	to	298.23	16,976,314	2.19%	-13.48%	to	-13.61%
2021	0.60%	to	0.75%	46,044	3,598.33	to	345.21	21,287,056	2.02%	-1.20%	to	-1.35%
2020	0.60%	to	0.75%	46,547	3,642.06	to	349.93	22,046,638	2.19%	8.74%	to	8.58%
2019	0.60%	to	0.75%	50,062	3,349.33	to	322.29	21,608,352	2.69%	9.01%	to	8.85%
2018	0.60%	to	0.75%	50,560	3,072.49	to	296.09	20,365,860	2.40%	-1.13%	to	-1.28%
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class (FIGBS)
2022	0.75%			9,227	165.79			1,529,786	2.23%	-13.67%
2021	0.75%			9,651	192.06			1,853,541	1.96%	-1.47%
2020	0.75%			9,249	194.91			1,802,751	2.15%	8.44%
2019	0.75%			9,256	179.74			1,663,719	2.61%	8.76%
2018	0.75%			9,436	165.26			1,559,434	2.39%	-1.38%
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class (FMCS)
2022	0.60%	to	0.75%	11,737	6,857.85	to	665.85	9,392,807	0.40%	-15.36%	to	-15.49%
2021	0.60%	to	0.75%	12,288	8,102.67	to	787.89	11,654,714	0.51%	24.75%	to	24.57%
2020	0.60%	to	0.75%	13,003	6,494.87	to	632.50	9,878,123	0.55%	17.33%	to	17.16%
2019	0.60%	to	0.75%	15,100	5,535.42	to	539.87	9,750,726	0.79%	22.61%	to	22.43%
2018	0.60%	to	0.75%	16,689	4,514.65	to	440.98	8,831,941	0.56%	-15.15%	to	-15.28%
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 (FNRS2)
2022	0.65%	to	0.75%	6,003	253.78	to	249.34	1,507,338	2.37%	61.82%	to	61.65%
2021	0.65%	to	0.75%	5,039	156.84	to	154.24	782,162	2.27%	53.83%	to	53.67%
2020	0.65%	to	0.75%	5,724	101.96	to	100.37	577,521	2.56%	-33.32%	to	-33.38%
2019	0.65%	to	0.75%	5,283	152.89	to	150.67	800,071	1.71%	9.11%	to	9.00%
2018	0.65%	to	0.75%	6,426	140.13	to	138.22	892,516	0.68%	-25.26%	to	-25.33%
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Initial Class (FOP)
2022	0.60%	to	0.75%	54,687	3,473.70	to	332.75	26,201,934	1.06%	-24.94%	to	-25.05%
2021	0.60%	to	0.75%	57,517	4,627.62	to	443.95	36,802,700	0.52%	18.98%	to	18.80%
2020	0.60%	to	0.75%	60,305	3,889.31	to	373.68	32,545,019	0.44%	14.92%	to	14.75%
2019	0.60%	to	0.75%	65,416	3,384.28	to	325.65	30,651,962	1.73%	27.00%	to	26.81%
2018	0.60%	to	0.75%	70,029	2,664.76	to	256.80	25,722,021	1.55%	-15.32%	to	-15.45%
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class (FOS)
2022	0.75%			12,894	310.26			4,000,441	1.00%	-25.15%
2021	0.75%			12,614	414.49			5,228,317	0.45%	18.68%
2020	0.75%			12,695	349.25			4,433,681	0.35%	14.63%
2019	0.75%			13,004	304.67			3,961,919	1.68%	26.72%
2018	0.75%			13,276	240.43			3,191,920	1.48%	-15.52%
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class (FVSS)
2022	0.60%	to	0.75%	3,812	5,619.53	to	545.62	2,221,577	1.02%	-7.75%	to	-7.89%
2021	0.60%	to	0.75%	4,012	6,091.54	to	592.33	2,535,561	1.43%	32.68%	to	32.48%
2020	0.60%	to	0.75%	3,749	4,591.12	to	447.10	1,904,914	1.21%	7.53%	to	7.37%
2019	0.60%	to	0.75%	4,247	4,269.54	to	416.41	2,031,226	1.58%	33.49%	to	33.29%
2018	0.60%	to	0.75%	4,427	3,198.45	to	312.42	1,617,288	0.86%	-17.83%	to	-17.95%
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 (FTVDM2)
2022	0.65%	to	0.75%	9,431	108.63	to	107.69	1,017,409	2.63%	-22.49%	to	-22.57%
2021	0.65%	to	0.75%	7,506	140.14	to	139.07	1,046,018	0.86%	-6.35%	to	-6.44%
2020	0.65%	to	0.75%	7,734	149.65	to	148.65	1,152,070	4.14%	16.43%	to	16.31%
2019	0.65%	to	0.75%	8,476	128.54	to	127.81	1,085,441	0.96%	25.88%	to	25.75%
2018	0.65%	to	0.75%	9,913	102.11	to	101.64	1,009,098	0.88%	-16.34%	to	-16.43%
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 (FTVFA2)
2022	0.75%			268	167.03			44,763	1.42%	-16.63%
2021	0.75%			434	200.34			86,945	1.75%	10.85%
2020	0.75%			431	180.73			77,894	1.50%	10.91%
2019	0.75%			426	162.95			69,418	3.57%	18.96%
2018	0.75%			422	136.98			57,805	3.11%	-10.33%
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 (FTVGI2)
2022	0.65%	to	0.75%	8,315	85.14	to	84.40	704,802	0.00%	-5.57%	to	-5.66%
2021	0.65%	to	0.75%	9,724	90.15	to	89.47	873,321	0.00%	-5.61%	to	-5.70%

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
2020	0.65%	to	0.75%	11,685	95.51	to	94.88	1,112,727	8.60%	-5.89%	to	-5.99%
2019	0.65%	to	0.75%	12,266	101.49	to	100.92	1,241,855	7.13%	1.35%	to	1.25%
2018	0.65%	to	0.75%	12,366	100.14	to	99.67	1,235,776	0.00%	1.27%	to	1.17%
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 1 (FTVRDI)
2020	0.60%	to	0.75%	12,179	5,003.62	to	487.28	7,802,478	1.50%	15.53%	to	15.36%
2019	0.60%	to	0.75%	13,684	4,330.92	to	422.40	7,499,625	1.48%	28.81%	to	28.62%
2018	0.60%	to	0.75%	14,621	3,362.26	to	328.42	6,288,460	1.50%	-5.41%	to	-5.56%
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 1 (FTVSVI)
2022	0.60%	to	0.75%	9,166	5,771.17	to	560.34	5,664,419	1.23%	-10.35%	to	-10.49%
2021	0.60%	to	0.75%	9,554	6,437.78	to	626.00	6,615,820	1.15%	24.92%	to	24.73%
2020	0.60%	to	0.75%	9,867	5,153.60	to	501.88	5,478,195	1.70%	4.78%	to	4.62%
2019	0.60%	to	0.75%	9,849	4,918.64	to	479.72	5,244,678	1.29%	25.97%	to	25.78%
2018	0.60%	to	0.75%	11,024	3,904.72	to	381.40	4,718,554	1.13%	-13.21%	to	-13.34%
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 1 (TIF)
2022	0.60%	to	0.75%	773	2,452.48	to	238.12	426,595	3.35%	-7.94%	to	-8.08%
2021	0.60%	to	0.75%	844	2,663.98	to	259.04	506,097	2.12%	3.81%	to	3.66%
2020	0.60%	to	0.75%	920	2,566.18	to	249.91	557,456	3.56%	-1.51%	to	-1.66%
2019	0.60%	to	0.75%	1,003	2,605.48	to	254.11	660,512	2.08%	12.16%	to	11.99%
2018	0.60%	to	0.75%	1,196	2,322.96	to	226.90	874,105	3.02%	-15.78%	to	-15.91%
Invesco - Invesco V.I. American Franchise Fund: Series I Shares (ACEG)
2022	0.60%	to	0.75%	2,084	2,749.21	to	270.55	607,685	0.00%	-31.52%	to	-31.63%
2021	0.60%	to	0.75%	2,235	4,014.89	to	395.70	952,333	0.00%	11.26%	to	11.09%
2020	0.60%	to	0.75%	2,149	3,608.66	to	356.20	832,248	0.07%	41.50%	to	41.29%
2019	0.60%	to	0.75%	2,130	2,550.24	to	252.10	574,826	0.00%	35.94%	to	35.73%
2018	0.60%	to	0.75%	2,131	1,876.04	to	185.73	428,703	0.00%	-4.20%	to	-4.35%
Invesco - Invesco V.I. American Value Fund: Series I Shares (MSVMV)
2022	0.60%			305	1,023.72			312,235	0.79%	-3.19%
2021	0.60%			353	1,057.50			373,298	0.44%	5.75%		*	***
Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series I (OVAG)
2022	0.60%	to	0.75%	20,824	1,199.41	to	119.46	2,540,040	0.00%	-31.39%	to	-31.50%
2021	0.60%	to	0.75%	21,401	1,748.26	to	174.39	3,813,173	0.00%	18.39%	to	18.21%
2020	0.60%	to	0.75%	20,692	1,476.74	to	147.53	3,121,838	0.00%	47.67%	to	47.53%	****
Invesco - Invesco V.I. Main Street Fund: Series I (OVGI)
2020	0.60%	to	0.75%	8,169	3,782.34	to	367.79	3,236,788	1.50%	13.26%	to	13.09%
2019	0.60%	to	0.75%	8,452	3,339.49	to	325.21	2,971,797	1.07%	31.29%	to	31.09%
2018	0.60%	to	0.75%	9,057	2,543.58	to	248.08	2,471,781	1.13%	-8.44%	to	-8.58%
Invesco - Invesco V.I. Global Fund: Series I (OVGS)
2022	0.60%	to	0.75%	28,652	3,867.41	to	374.93	11,191,415	0.00%	-32.17%	to	-32.27%
2021	0.60%	to	0.75%	27,816	5,701.86	to	553.61	16,121,142	0.00%	14.80%	to	14.63%
2020	0.60%	to	0.75%	29,098	4,966.83	to	482.96	14,780,304	0.70%	26.87%	to	26.68%
2019	0.60%	to	0.75%	31,612	3,914.76	to	381.24	12,651,745	0.91%	31.00%	to	30.80%
2018	0.60%	to	0.75%	34,302	2,988.39	to	291.46	10,511,903	1.01%	-13.70%	to	-13.83%
Invesco - Invesco V.I. Global Strategic Income Fund: Series I (OVSB)
2022	0.60%	to	0.75%	4,310	1,019.44	to	100.40	439,530	0.00%	-11.99%	to	-12.12%
2021	0.60%	to	0.75%	4,458	1,158.32	to	114.25	517,148	4.65%	-3.99%	to	-4.13%
2020	0.60%	to	0.75%	4,164	1,206.47	to	119.17	518,484	5.98%	2.78%	to	2.63%
2019	0.60%	to	0.75%	3,846	1,173.81	to	116.12	470,269	3.72%	10.14%	to	9.98%
2018	0.60%	to	0.75%	3,996	1,065.73	to	105.59	453,225	4.98%	-4.97%	to	-5.12%
Invesco - Invesco V.I. Main Street Small Cap Fund: Series I (OVSC)
2022	0.60%	to	0.75%	1,788	6,269.38	to	608.71	1,164,228	0.53%	-16.34%	to	-16.46%
2021	0.60%	to	0.75%	1,863	7,493.58	to	728.67	1,455,831	0.38%	21.82%	to	21.64%
2020	0.60%	to	0.75%	1,877	6,151.35	to	599.05	1,210,463	0.66%	19.21%	to	19.03%
2019	0.60%	to	0.75%	1,897	5,160.05	to	503.26	1,030,635	0.20%	25.71%	to	25.53%
2018	0.60%	to	0.75%	2,153	4,104.59	to	400.92	964,259	0.27%	-10.86%	to	-11.00%
Ivy Variable Insurance Portfolios - Delaware Ivy Asset Strategy: Class II (WRASP)
2022	0.75%			868	200.67			174,178	1.59%	-15.38%
2021	0.75%			888	237.13			210,569	1.61%	9.62%

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
2020	0.75%			901	216.32			194,907	1.96%	13.03%
2019	0.75%			1,096	191.39			209,765	2.03%	20.87%
2018	0.75%			1,296	158.35			205,218	1.85%	-6.15%
Janus Aspen Series - Janus Henderson Balanced Portfolio: Service Shares (JABS)
2022	0.60%	to	0.75%	5,347	3,992.61	to	387.66	2,745,374	0.94%	-17.12%	to	-17.24%
2021	0.60%	to	0.75%	5,865	4,817.08	to	468.41	3,794,178	0.67%	16.21%	to	16.04%
2020	0.60%	to	0.75%	6,200	4,145.16	to	403.68	3,455,840	1.51%	13.35%	to	13.18%
2019	0.60%	to	0.75%	6,186	3,657.05	to	356.68	3,130,029	1.66%	21.54%	to	21.36%
2018	0.60%	to	0.75%	6,901	3,008.88	to	293.90	2,811,501	1.77%	-0.17%	to	-0.32%
Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares (JACAS)
2022	0.60%	to	0.75%	10,825	6,131.26	to	594.41	6,735,004	0.05%	-34.12%	to	-34.22%
2021	0.60%	to	0.75%	11,398	9,307.31	to	903.67	10,782,676	0.00%	21.87%	to	21.68%
2020	0.60%	to	0.75%	11,574	7,637.23	to	742.63	9,017,722	0.16%	38.20%	to	38.00%
2019	0.60%	to	0.75%	12,697	5,526.09	to	538.15	7,174,131	0.02%	36.03%	to	35.83%
2018	0.60%	to	0.75%	12,813	4,062.31	to	396.20	5,367,457	1.27%	1.11%	to	0.95%
Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares (JAGTS)
2022	0.60%	to	0.75%	2,984	6,757.14	to	655.09	2,422,151	0.00%	-37.50%	to	-37.59%
2021	0.60%	to	0.75%	3,438	10,811.32	to	1,049.70	4,533,915	0.11%	17.04%	to	16.87%
2020	0.60%	to	0.75%	4,261	9,237.18	to	898.21	4,619,168	0.00%	49.83%	to	49.60%
2019	0.60%	to	0.75%	4,367	6,165.20	to	600.39	3,162,251	0.42%	43.95%	to	43.74%
2018	0.60%	to	0.75%	4,606	4,282.79	to	417.70	2,330,854	1.11%	0.30%	to	0.15%
Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares (JAIGS)
2022	0.60%	to	0.75%	6,815	3,218.31	to	312.00	2,936,524	1.62%	-9.38%	to	-9.52%
2021	0.60%	to	0.75%	8,783	3,551.45	to	344.82	4,032,459	1.07%	12.61%	to	12.44%
2020	0.60%	to	0.75%	8,568	3,153.76	to	306.66	3,086,708	1.20%	15.33%	to	15.16%
2019	0.60%	to	0.75%	10,033	2,734.59	to	266.30	3,186,836	1.83%	25.95%	to	25.76%
2018	0.60%	to	0.75%	10,633	2,171.20	to	211.76	2,678,662	1.69%	-15.65%	to	-15.77%
MFS(R) Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Initial Class (MV2IGI)
2022	0.60%	to	0.75%	10,011	2,254.15	to	222.81	2,646,593	0.10%	-19.74%	to	-19.86%
2021	0.60%	to	0.75%	10,236	2,808.57	to	278.02	3,362,544	0.25%	25.22%	to	25.03%
2020	0.60%	to	0.75%	10,706	2,242.92	to	222.36	2,785,888	0.45%	21.79%	to	21.61%
2019	0.60%	to	0.75%	14,363	1,841.58	to	182.85	3,018,951	0.60%	39.12%	to	38.91%
2018	0.60%	to	0.75%	16,218	1,323.78	to	131.63	2,432,563	0.59%	0.20%	to	0.05%
MFS(R) Variable Insurance Trust - MFS Value Series: Initial Class (MVFIC)
2022	0.60%	to	0.75%	5,245	5,371.13	to	521.50	3,034,972	1.37%	-6.47%	to	-6.61%
2021	0.60%	to	0.75%	5,783	5,742.65	to	558.41	3,606,028	1.35%	24.70%	to	24.52%
2020	0.60%	to	0.75%	5,884	4,605.08	to	448.46	2,953,473	1.57%	2.86%	to	2.70%
2019	0.60%	to	0.75%	6,216	4,477.22	to	436.67	3,099,643	2.15%	29.02%	to	28.83%
2018	0.60%	to	0.75%	6,492	3,470.04	to	338.94	2,621,695	1.53%	-10.63%	to	-10.76%
MFS(R) Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class (MVIVSC)
2022	0.60%	to	0.75%	3,442	2,371.31	to	232.67	1,510,533	0.49%	-24.21%	to	-24.32%
2021	0.60%	to	0.75%	3,586	3,128.71	to	307.45	2,215,781	0.14%	9.62%	to	9.45%
2020	0.60%	to	0.75%	3,873	2,854.23	to	280.89	2,131,728	0.81%	19.49%	to	19.31%
2019	0.60%	to	0.75%	3,985	2,388.73	to	235.44	1,837,494	1.50%	24.90%	to	24.71%
2018	0.60%	to	0.75%	4,100	1,912.50	to	188.78	1,525,604	0.93%	-10.27%	to	-10.40%
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class I (MSEM)
2022	0.60%	to	0.75%	210	2,283.82	to	221.74	61,661	7.48%	-19.22%	to	-19.34%
2021	0.60%	to	0.75%	232	2,827.30	to	274.92	85,004	5.07%	-2.61%	to	-2.76%
2020	0.60%	to	0.75%	258	2,903.07	to	282.72	94,756	4.51%	4.91%	to	4.76%
2019	0.60%	to	0.75%	280	2,767.10	to	269.88	98,844	5.47%	13.57%	to	13.40%
2018	0.60%	to	0.75%	317	2,436.51	to	237.99	126,471	5.85%	-7.50%	to	-7.64%
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class I (MSVFI)
2022	0.60%	to	0.75%	4,113	1,611.49	to	156.47	1,212,957	3.96%	-14.84%	to	-14.97%
2021	0.60%	to	0.75%	4,234	1,892.36	to	184.01	1,632,119	3.76%	-0.92%	to	-1.07%
2020	0.60%	to	0.75%	4,425	1,909.94	to	186.00	1,125,389	2.78%	7.15%	to	6.99%
2019	0.60%	to	0.75%	3,426	1,782.43	to	173.84	889,393	4.12%	10.22%	to	10.05%
2018	0.60%	to	0.75%	4,103	1,617.20	to	157.96	905,757	2.56%	-1.25%	to	-1.40%

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Morgan Stanley Variable Insurance Fund, Inc. - U.S. Real Estate Portfolio: Class I (MSVRE)
2022	0.60%	to	0.75%	168	3,697.91	to	359.04	216,887	1.27%	-27.49%	to	-27.60%
2021	0.60%	to	0.75%	185	5,099.86	to	495.90	359,268	2.19%	38.97%	to	38.76%
2020	0.60%	to	0.75%	226	3,669.87	to	357.39	388,831	2.84%	-17.35%	to	-17.47%
2019	0.60%	to	0.75%	257	4,440.24	to	433.06	568,116	1.91%	18.23%	to	18.05%
2018	0.60%	to	0.75%	314	3,755.69	to	366.85	589,995	2.82%	-8.27%	to	-8.41%
Nationwide Variable Insurance Trust - NVIT BlackRock Equity Dividend Fund: Class IV (EIF4)
2022	0.60%	to	0.75%	28,232	4,050.80	to	390.37	15,143,889	1.48%	-4.56%	to	-4.70%
2021	0.60%	to	0.75%	30,700	4,244.42	to	409.64	16,921,627	1.27%	19.56%	to	19.38%
2020	0.60%	to	0.75%	34,177	3,550.04	to	343.14	15,598,112	1.75%	3.01%	to	2.86%
2019	0.60%	to	0.75%	35,557	3,446.31	to	333.61	16,153,118	1.79%	26.53%	to	26.34%
2018	0.60%	to	0.75%	37,517	2,723.63	to	264.05	14,162,674	1.78%	-7.81%	to	-7.95%
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I (GBF)
2022	0.75%			3,755	133.96			503,017	2.03%	-13.20%
2021	0.75%			3,888	154.34			600,068	1.68%	-2.81%
2020	0.75%			3,604	158.80			572,333	2.13%	5.29%
2019	0.75%			3,506	150.83			528,797	2.34%	5.48%
2018	0.75%			3,283	143.00			469,454	2.23%	-0.80%
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class IV (GBF4)
2022	0.00%	to	0.75%	17,560	6,811.16	to	272.84	8,144,504	1.98%	-12.56%	to	-13.22%
2021	0.00%	to	0.75%	19,887	7,789.89	to	314.40	10,325,301	1.65%	-2.08%	to	-2.81%
2020	0.00%	to	0.75%	19,825	7,955.09	to	323.48	10,704,997	2.10%	6.09%	to	5.30%
2019	0.60%	to	0.75%	20,227	3,978.72	to	307.21	10,394,800	2.27%	5.54%	to	5.38%
2018	0.60%	to	0.75%	20,574	3,769.82	to	291.52	10,158,364	5.93%	-0.56%	to	-0.71%
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I (GEM)
2022	0.60%	to	0.75%	5,798	3,257.98	to	316.33	2,059,870	0.90%	-25.20%	to	-25.31%
2021	0.60%	to	0.75%	5,912	4,355.33	to	423.51	2,809,373	0.92%	-7.83%	to	-7.97%
2020	0.60%	to	0.75%	5,784	4,725.36	to	460.18	3,019,461	1.86%	12.62%	to	12.45%
2019	0.60%	to	0.75%	6,276	4,195.82	to	409.22	2,973,540	2.41%	22.21%	to	22.03%
2018	0.60%	to	0.75%	6,752	3,433.29	to	335.35	2,621,293	0.67%	-17.91%	to	-18.04%
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I (GIG)
2022	0.75%			1,313	121.31			159,285	3.82%	-14.76%
2021	0.75%			1,386	142.33			197,264	2.59%	11.82%
2020	0.75%			1,347	127.28			171,451	1.23%	7.14%
2019	0.75%			1,320	118.80			156,815	2.97%	18.23%
2018	0.75%			1,283	100.48			128,916	1.99%	-15.17%
Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II (GVAAA2)
2022	0.75%			4,452	235.25			1,047,320	0.00%	-14.39%
2021	0.75%			4,674	274.78			1,284,325	1.12%	13.85%
2020	0.75%			4,597	241.35			1,109,477	1.41%	11.16%
2019	0.75%			6,294	217.12			1,366,533	1.76%	19.88%
2018	0.75%			6,319	181.11			1,144,446	1.20%	-5.69%
Nationwide Variable Insurance Trust - NVIT American Funds Bond Fund: Class II (GVABD2)
2022	0.75%			1,404	125.48			176,172	0.00%	-13.45%
2021	0.75%			1,402	144.99			203,270	1.93%	-1.46%
2020	0.75%			2,144	147.13			315,447	2.93%	8.39%
2019	0.75%			1,168	135.74			158,546	1.81%	8.17%
2018	0.75%			1,048	125.49			131,514	2.34%	-1.82%
Nationwide Variable Insurance Trust - NVIT American Funds Global Growth Fund: Class II (GVAGG2)
2022	0.75%			6,366	295.92			1,883,800	0.00%	-25.61%
2021	0.75%			6,831	397.81			2,717,439	0.00%	15.14%
2020	0.75%			6,870	345.51			2,373,650	0.66%	28.96%
2019	0.75%			7,366	267.92			1,973,511	0.66%	33.77%
2018	0.75%			8,092	200.28			1,620,690	0.23%	-10.10%
Nationwide Variable Insurance Trust - NVIT American Funds Growth-Income Fund: Class II (GVAGI2)
2022	0.75%			4,147	259.41			1,075,787	0.00%	-17.44%
2021	0.75%			4,277	314.20			1,343,838	1.06%	22.72%

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
2020	0.75%			4,281	256.03			1,096,048	1.65%	12.23%
2019	0.75%			4,811	228.12			1,097,485	1.36%	24.73%
2018	0.75%			4,558	182.89			833,631	1.05%	-2.92%
Nationwide Variable Insurance Trust - NVIT American Funds Growth Fund: Class II (GVAGR2)
2022	0.75%			5,763	362.10			2,086,798	0.00%	-30.74%
2021	0.75%			5,722	522.79			2,991,431	0.00%	20.63%
2020	0.75%			5,743	433.40			2,489,016	0.69%	50.36%
2019	0.75%			5,987	288.23			1,725,655	0.37%	29.31%
2018	0.75%			5,870	222.90			1,308,407	0.31%	-1.40%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II (GVDMA)
2022	0.60%	to	0.75%	57,832	3,246.09	to	313.57	18,656,377	0.00%	-18.77%	to	-18.89%
2021	0.60%	to	0.75%	59,936	3,996.10	to	386.60	23,961,343	0.15%	12.95%	to	12.78%
2020	0.60%	to	0.75%	62,589	3,538.04	to	342.80	22,246,232	0.22%	11.66%	to	11.49%
2019	0.60%	to	0.75%	66,564	3,168.68	to	307.47	21,282,684	2.05%	21.10%	to	20.92%
2018	0.60%	to	0.75%	72,763	2,616.60	to	254.28	19,244,937	1.62%	-8.28%	to	-8.42%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II (GVDMC)
2022	0.60%	to	0.75%	9,494	2,142.39	to	209.30	2,103,818	0.00%	-14.90%	to	-15.03%
2021	0.60%	to	0.75%	10,205	2,517.54	to	246.32	2,667,672	0.20%	6.07%	to	5.91%
2020	0.60%	to	0.75%	10,572	2,373.48	to	232.57	2,677,027	0.13%	7.90%	to	7.74%
2019	0.60%	to	0.75%	12,529	2,199.64	to	215.86	2,926,366	2.22%	12.80%	to	12.64%
2018	0.60%	to	0.75%	12,448	1,949.97	to	191.65	2,595,582	1.90%	-4.31%	to	-4.46%
Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class IV (GVEX4)
2022	0.60%	to	0.75%	105,688	11,640.06	to	1,113.76	168,239,340	1.17%	-18.80%	to	-18.93%
2021	0.60%	to	0.75%	112,856	14,335.80	to	1,373.76	220,627,767	2.10%	27.60%	to	27.41%
2020	0.60%	to	0.75%	119,257	11,235.26	to	1,078.26	182,776,579	1.87%	17.41%	to	17.24%
2019	0.60%	to	0.75%	129,194	9,568.95	to	919.72	167,999,842	2.06%	30.41%	to	30.21%
2018	0.60%	to	0.75%	138,459	7,337.82	to	706.33	137,557,328	1.69%	-5.21%	to	-5.36%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II (GVIDA)
2022	0.60%	to	0.75%	14,275	3,635.96	to	350.12	5,053,343	0.00%	-19.37%	to	-19.49%
2021	0.60%	to	0.75%	14,621	4,509.55	to	434.89	6,435,778	0.13%	14.81%	to	14.64%
2020	0.60%	to	0.75%	15,732	3,927.76	to	379.35	6,043,505	0.22%	12.14%	to	11.97%
2019	0.60%	to	0.75%	16,214	3,502.50	to	338.79	5,562,809	2.02%	22.99%	to	22.81%
2018	0.60%	to	0.75%	17,096	2,847.76	to	275.87	4,780,495	1.51%	-9.40%	to	-9.54%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II (GVIDC)
2022	0.60%	to	0.75%	4,150	1,670.36	to	163.70	755,328	0.00%	-12.72%	to	-12.85%
2021	0.60%	to	0.75%	6,545	1,913.72	to	187.84	1,327,114	0.23%	2.14%	to	1.98%
2020	0.60%	to	0.75%	6,856	1,873.70	to	184.18	1,361,645	0.12%	6.08%	to	5.92%
2019	0.60%	to	0.75%	5,662	1,766.36	to	173.89	1,064,196	2.13%	8.88%	to	8.71%
2018	0.60%	to	0.75%	5,921	1,622.34	to	159.95	1,021,570	1.97%	-2.39%	to	-2.54%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II (GVIDM)
2022	0.00%	to	0.75%	72,948	4,935.28	to	257.45	32,417,633	0.00%	-16.55%	to	-17.18%
2021	0.00%	to	0.75%	78,099	5,914.28	to	310.83	41,382,194	0.19%	10.31%	to	9.49%
2020	0.00%	to	0.75%	81,465	5,361.32	to	283.89	39,377,162	0.14%	10.34%	to	9.52%
2019	0.60%	to	0.75%	85,531	2,654.57	to	259.22	37,923,049	2.19%	17.04%	to	16.87%
2018	0.60%	to	0.75%	89,962	2,268.08	to	221.81	34,285,180	1.79%	-6.25%	to	-6.39%
Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I (HIBF)
2022	0.60%	to	0.75%	3,495	2,555.33	to	248.11	994,154	5.49%	-12.46%	to	-12.59%
2021	0.60%	to	0.75%	3,727	2,918.97	to	283.84	1,216,013	4.74%	4.34%	to	4.18%
2020	0.60%	to	0.75%	4,144	2,797.64	to	272.45	1,266,149	5.01%	5.38%	to	5.22%
2019	0.60%	to	0.75%	4,810	2,654.78	to	258.92	1,382,582	5.65%	14.05%	to	13.88%
2018	0.60%	to	0.75%	5,289	2,327.66	to	227.36	1,295,398	5.72%	-3.58%	to	-3.73%
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I (MCIF)
2022	0.60%	to	0.75%	8,348	6,047.43	to	587.17	5,616,836	1.19%	-13.91%	to	-14.04%
2021	0.60%	to	0.75%	8,528	7,024.94	to	683.10	6,799,910	1.18%	23.52%	to	23.33%
2020	0.60%	to	0.75%	8,810	5,687.46	to	553.87	5,790,798	1.19%	12.44%	to	12.27%
2019	0.60%	to	0.75%	9,596	5,058.30	to	493.34	5,654,242	1.33%	24.90%	to	24.71%
2018	0.60%	to	0.75%	9,892	4,049.89	to	395.58	4,711,459	1.33%	-11.92%	to	-12.05%

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I (MSBF)
2022	0.60%	to	0.75%	5,401	1,998.69	to	194.06	1,136,928	3.90%	-2.88%	to	-3.02%
2021	0.60%	to	0.75%	4,634	2,057.95	to	200.11	1,022,607	5.53%	4.61%	to	4.45%
2020	0.60%	to	0.75%	4,682	1,967.29	to	191.58	991,439	2.94%	3.44%	to	3.28%
2019	0.60%	to	0.75%	6,126	1,901.91	to	185.50	1,252,656	5.03%	8.52%	to	8.35%
2018	0.60%	to	0.75%	5,882	1,752.66	to	171.20	1,163,417	2.69%	-2.93%	to	-3.08%
Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class I (NVAMV1)
2022	0.60%	to	0.75%	10,437	4,402.03	to	431.27	4,938,363	1.18%	-1.72%	to	-1.87%
2021	0.60%	to	0.75%	11,489	4,479.05	to	439.48	5,533,993	1.25%	33.73%	to	33.53%
2020	0.60%	to	0.75%	12,443	3,349.42	to	329.13	4,482,847	1.59%	0.89%	to	0.73%
2019	0.60%	to	0.75%	17,607	3,320.01	to	326.73	6,330,406	2.69%	26.19%	to	26.00%
2018	0.60%	to	0.75%	18,628	2,630.88	to	259.30	5,344,148	1.42%	-9.89%	to	-10.03%
Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class X (NVAMVX)
2022	0.60%	to	0.75%	28,640	1,559.05	to	155.37	4,636,711	1.36%	-1.61%	to	-1.76%
2021	0.60%	to	0.75%	30,166	1,584.57	to	158.15	4,979,425	1.33%	33.90%	to	33.70%
2020	0.60%	to	0.75%	31,708	1,183.37	to	118.28	4,153,575	1.38%	18.34%	to	18.28%	****
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I (NVCBD1)
2022	0.65%	to	0.75%	2,785	133.37	to	131.43	368,036	2.71%	-15.24%	to	-15.33%
2021	0.65%	to	0.75%	2,278	157.36	to	155.22	355,803	2.03%	-1.67%	to	-1.77%
2020	0.65%	to	0.75%	2,164	160.03	to	158.02	344,057	2.90%	6.32%	to	6.21%
2019	0.65%	to	0.75%	1,657	150.52	to	148.78	247,726	2.99%	8.24%	to	8.13%
2018	0.65%	to	0.75%	1,720	139.07	to	137.59	237,779	3.08%	-1.07%	to	-1.17%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class I (NVCCA1)
2022	0.75%			281	190.05			53,403	0.00%	-15.59%
2021	0.75%			273	225.14			61,463	0.28%	14.89%
2020	0.75%			271	195.97			53,107	0.99%	10.84%
2019	0.75%			280	176.81			49,506	3.00%	19.32%
2018	0.75%			275	148.18			40,750	2.21%	-8.73%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class I (NVCCN1)
2022	0.75%			584	139.25			81,322	0.00%	-12.63%
2021	0.75%			636	159.37			101,362	0.05%	3.71%
2020	0.75%			55	153.68			8,452	0.24%	6.89%
2019	0.75%			60	143.78			8,627	2.60%	9.95%
2018	0.75%			64	130.77			8,369	2.33%	-3.24%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class I (NVCMA1)
2022	0.75%			1,539	198.39			305,316	0.00%	-15.65%
2021	0.75%			722	235.18			169,803	0.24%	17.24%
2020	0.75%			732	200.61			146,844	1.14%	11.52%
2019	0.75%			787	179.88			141,569	2.89%	21.41%
2018	0.75%			1,019	148.16			150,980	2.09%	-10.07%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class I (NVCMC1)
2022	0.75%			27	160.50			4,334	0.00%	-13.70%
2021	0.75%			27	185.98			5,022	0.25%	8.41%
2020	0.75%			27	171.55			4,632	0.57%	8.34%
2019	0.75%			27	158.35			4,275	2.79%	13.42%
2018	0.75%			27	139.61			3,770	2.37%	-5.39%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class I (NVCMD1)
2022	0.75%			2,203	180.87			398,462	0.00%	-14.72%
2021	0.75%			2,095	212.10			444,341	0.28%	12.79%
2020	0.75%			1,811	188.05			340,559	0.69%	9.94%
2019	0.75%			2,737	171.04			468,150	2.95%	17.44%
2018	0.75%			2,500	145.65			364,122	2.28%	-7.76%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class I (NVCRA1)
2022	0.75%			2,690	205.57			552,977	0.00%	-15.87%
2021	0.75%			2,600	244.34			635,278	0.20%	19.29%
2020	0.75%			2,533	204.83			518,827	1.15%	11.90%
2019	0.75%			2,523	183.05			461,834	2.89%	23.22%
2018	0.75%			2,884	148.56			428,437	1.94%	-11.39%

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class I (NVCRB1)
2022	0.75%			148	169.39			25,070	0.00%	-14.25%
2021	0.75%			139	197.53			27,457	0.27%	10.29%
2020	0.75%			130	179.10			23,283	0.70%	8.89%
2019	0.75%			124	164.47			20,395	2.78%	15.43%
2018	0.75%			116	142.49			16,529	2.40%	-6.75%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II (NVDBL2)
2022	0.75%			203	196.79			39,948	0.00%	-15.62%
2021	0.75%			207	233.23			48,278	0.20%	7.43%
2020	0.75%			209	217.09			45,372	0.16%	8.59%
2019	0.75%			513	199.92			102,559	2.18%	14.48%
2018	0.75%			526	174.63			91,858	3.71%	-5.56%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II (NVDCA2)
2022	0.75%			11	245.75			2,703	0.00%	-18.18%
2021	0.75%			54	300.36			16,219	0.17%	11.32%
2020	0.75%			56	269.81			15,109	0.18%	10.78%
2019	0.75%			59	243.54			14,369	2.20%	19.04%
2018	0.75%			58	204.58			11,866	1.63%	-7.17%
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II (NVIE6)
2022	0.65%	to	0.75%	2,123	115.20	to	113.53	243,922	3.56%	-14.93%	to	-15.02%
2021	0.65%	to	0.75%	2,144	135.42	to	133.58	289,572	2.25%	11.67%	to	11.56%
2020	0.65%	to	0.75%	2,232	121.27	to	119.74	269,944	0.96%	6.99%	to	6.88%
2019	0.65%	to	0.75%	2,415	113.35	to	112.03	273,059	2.32%	18.14%	to	18.02%
2018	0.65%	to	0.75%	2,753	95.94	to	94.92	263,535	1.77%	-15.36%	to	-15.44%
Nationwide Variable Insurance Trust - NVIT BNY Mellon Core Plus Bond Fund: Class I (NVLCP1)
2022	0.60%	to	0.75%	4,926	863.31	to	145.44	769,156	2.66%	-13.98%	to	-14.11%
2021	0.60%	to	0.75%	4,835	1,003.58	to	169.33	977,225	11.21%	0.36%	to	-1.47%
2020	0.75%			177	171.84			30,416	5.67%	8.49%
2019	0.75%			34	158.40			5,385	3.31%	9.06%
2018	0.75%			32	145.23			4,647	2.44%	-1.95%
Nationwide Variable Insurance Trust - NVIT NS Partners International Focused Growth Fund: Class I (NVMIG1)
2022	0.65%	to	0.75%	9,213	117.00	to	115.99	1,071,165	0.00%	-38.33%	to	-38.39%
2021	0.65%	to	0.75%	8,975	189.71	to	188.26	1,693,395	0.38%	-1.72%	to	-1.82%
2020	0.65%	to	0.75%	8,483	193.04	to	191.75	1,629,951	1.06%	50.06%	to	49.91%
2019	0.65%	to	0.75%	10,318	128.63	to	127.91	1,322,776	1.23%	32.29%	to	32.15%
2018	0.65%	to	0.75%	11,279	97.24	to	96.79	1,093,665	1.08%	-17.00%	to	-17.08%
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class X (NVMIVX)
2022	0.60%	to	0.75%	92,327	1,210.31	to	120.63	16,812,210	3.65%	-6.43%	to	-6.57%
2021	0.60%	to	0.75%	99,982	1,293.43	to	129.11	19,323,521	3.29%	9.92%	to	9.75%
2020	0.60%	to	0.75%	105,694	1,176.72	to	117.64	18,631,544	0.00%	17.67%	to	17.64%	****
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I (NVMLG1)
2022	0.60%	to	0.75%	14,834	4,781.25	to	400.00	6,035,116	5.19%	-13.01%	to	-13.14%
2021	0.60%	to	0.75%	15,477	5,496.41	to	460.52	7,273,117	0.00%	39.61%	to	39.40%
2020	0.60%	to	0.75%	16,583	3,937.03	to	330.36	5,617,941	0.00%	29.31%	to	29.12%
2019	0.60%	to	0.75%	17,861	3,044.56	to	255.86	4,707,113	4.19%	29.75%	to	29.55%
2018	0.60%	to	0.75%	18,669	2,346.50	to	197.49	3,813,681	0.08%	-3.66%	to	-3.80%
Nationwide Variable Insurance Trust - NVIT Allspring Discovery Fund: Class I (NVMMG1)
2022	0.60%	to	0.75%	120,577	3,830.56	to	239.51	45,320,648	0.00%	-37.98%	to	-38.08%
2021	0.60%	to	0.75%	125,033	6,176.56	to	386.78	76,022,496	0.12%	-5.27%	to	-5.42%
2020	0.60%	to	0.75%	130,524	6,520.45	to	408.93	84,163,853	0.00%	59.94%	to	59.70%
2019	0.60%	to	0.75%	149,392	4,076.89	to	256.06	59,219,476	0.00%	36.43%	to	36.23%
2018	0.60%	to	0.75%	162,306	2,988.20	to	187.97	46,982,938	0.00%	-7.41%	to	-7.55%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II (NVMMV2)
2022	0.65%	to	0.75%	15,519	288.68	to	284.48	4,436,871	1.34%	-3.29%	to	-3.39%
2021	0.65%	to	0.75%	17,615	298.51	to	294.46	5,210,002	0.74%	23.21%	to	23.09%
2020	0.65%	to	0.75%	18,663	242.27	to	239.22	4,483,155	2.10%	-1.78%	to	-1.88%
2019	0.65%	to	0.75%	18,667	246.68	to	243.82	4,569,233	2.22%	23.04%	to	22.92%
2018	0.65%	to	0.75%	20,562	200.48	to	198.35	4,092,811	1.07%	-13.72%	to	-13.81%

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class I (NVNMO1)
2022	0.60%	to	0.75%	44,333	2,712.53	to	265.35	15,872,511	0.39%	-17.56%	to	-17.68%
2021	0.60%	to	0.75%	47,333	3,290.18	to	322.34	20,544,174	0.30%	25.81%	to	25.62%
2020	0.60%	to	0.75%	50,119	2,615.13	to	256.59	17,320,700	0.43%	12.87%	to	12.70%
2019	0.60%	to	0.75%	54,132	2,316.92	to	227.67	16,580,094	0.65%	27.31%	to	27.11%
2018	0.60%	to	0.75%	59,925	1,819.97	to	179.11	14,274,351	0.56%	-5.34%	to	-5.48%
Nationwide Variable Insurance Trust - NVIT BNY Mellon Sustainable U.S. Equity Fund: Class II (NVNSR2)
2022	0.65%	to	0.75%	905	256.07	to	252.35	228,404	0.50%	-23.45%	to	-23.53%
2021	0.65%	to	0.75%	1,060	334.52	to	329.97	350,926	0.37%	25.93%	to	25.81%
2020	0.65%	to	0.75%	823	265.63	to	262.28	216,006	0.79%	12.60%	to	12.49%
2019	0.65%	to	0.75%	826	235.90	to	233.16	192,710	0.74%	25.23%	to	25.10%
2018	0.65%	to	0.75%	897	188.37	to	186.37	167,487	0.58%	-6.49%	to	-6.58%
Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Core Fund: Class I (NVOLG1)
2022	0.60%	to	0.75%	227,297	5,133.81	to	502.97	150,731,516	0.87%	-22.57%	to	-22.68%
2021	0.60%	to	0.75%	237,604	6,630.08	to	650.53	204,320,063	0.53%	29.46%	to	29.27%
2020	0.60%	to	0.75%	227,712	5,121.24	to	503.24	153,533,044	1.34%	18.19%	to	18.01%
2019	0.60%	to	0.75%	245,073	4,333.20	to	426.44	141,180,033	1.72%	36.79%	to	36.59%
2018	0.60%	to	0.75%	267,986	3,167.72	to	312.21	113,509,125	0.85%	-1.87%	to	-2.01%
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I (NVRE1)
2022	0.65%	to	0.75%	15,948	193.09	to	190.27	3,044,925	1.54%	-28.98%	to	-29.05%
2021	0.65%	to	0.75%	16,340	271.88	to	268.19	4,396,781	1.07%	45.80%	to	45.65%
2020	0.65%	to	0.75%	18,481	186.48	to	184.13	3,413,944	1.48%	-6.00%	to	-6.09%
2019	0.65%	to	0.75%	20,964	198.38	to	196.08	4,124,610	1.71%	29.86%	to	29.73%
2018	0.65%	to	0.75%	22,724	152.77	to	151.15	3,445,671	1.79%	-4.55%	to	-4.64%
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II (NVSTB2)
2022	0.60%	to	0.75%	5,913	949.02	to	108.24	669,395	2.10%	-6.23%	to	-6.37%
2021	0.65%	to	0.75%	6,455	117.20	to	115.61	750,032	1.06%	-1.23%	to	-1.33%
2020	0.65%	to	0.75%	6,159	118.66	to	117.17	725,431	1.66%	2.17%	to	2.06%
2019	0.65%	to	0.75%	5,927	116.15	to	114.80	683,981	2.30%	3.41%	to	3.31%
2018	0.65%	to	0.75%	5,440	112.31	to	111.12	606,992	2.14%	0.16%	to	0.06%
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I (NVTIV3)
2022	0.65%	to	0.75%	714	141.48	to	178.39	126,817	3.53%	-6.60%	to	-6.69%
2021	0.65%	to	0.75%	824	151.48	to	191.19	153,125	1.23%	9.68%	to	9.57%
2020	0.60%	to	0.75%	1,153	1,388.48	to	174.48	416,365	1.34%	4.55%	to	4.39%
2019	0.60%	to	0.75%	1,107	1,328.05	to	167.14	232,865	2.28%	11.81%	to	11.65%
2018	0.60%	to	0.75%	1,192	1,187.73	to	149.70	223,139	1.77%	-16.20%	to	-16.32%
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class IV (SAM4)
2022	0.00%	to	0.75%	108,117	3,470.06	to	160.00	22,147,769	1.27%	1.30%	to	0.54%
2021	0.00%	to	0.75%	107,637	3,425.66	to	159.14	23,538,314	0.00%	0.00%	to	-0.75%
2020	0.00%	to	0.75%	115,975	3,425.66	to	160.35	25,736,856	0.22%	0.24%	to	-0.51%
2019	0.60%	to	0.75%	92,961	2,262.49	to	161.17	20,211,381	4.57%	1.17%	to	1.02%
2018	0.60%	to	0.75%	101,245	2,236.31	to	159.54	22,780,893	1.33%	0.78%	to	0.63%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class IV (SCF4)
2022	0.60%	to	0.75%	27,942	4,824.01	to	464.88	17,824,923	0.45%	-19.24%	to	-19.36%
2021	0.60%	to	0.75%	29,418	5,973.33	to	576.50	23,241,061	0.00%	29.98%	to	29.79%
2020	0.60%	to	0.75%	31,702	4,595.41	to	444.18	19,414,011	0.02%	21.98%	to	21.80%
2019	0.60%	to	0.75%	35,473	3,767.25	to	364.68	17,595,636	0.08%	24.94%	to	24.75%
2018	0.60%	to	0.75%	38,347	3,015.29	to	292.32	15,199,539	0.02%	-13.17%	to	-13.30%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I (SCGF)
2022	0.60%	to	0.75%	3,346	4,114.53	to	399.49	1,423,429	0.00%	-30.78%	to	-30.89%
2021	0.60%	to	0.75%	4,116	5,944.29	to	578.01	2,731,115	0.00%	9.65%	to	9.48%
2020	0.60%	to	0.75%	4,674	5,421.26	to	527.95	2,870,563	0.00%	40.05%	to	39.84%
2019	0.60%	to	0.75%	4,934	3,871.08	to	377.55	2,157,953	0.00%	34.90%	to	34.70%
2018	0.60%	to	0.75%	5,550	2,869.58	to	280.29	1,784,857	0.00%	-8.49%	to	-8.63%

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class IV (SCVF4)
2022	0.60%	to	0.75%	32,230	4,308.84	to	415.23	17,315,307	0.33%	-13.46%	to	-13.59%
2021	0.60%	to	0.75%	34,607	4,979.10	to	480.54	21,437,834	0.00%	31.14%	to	30.94%
2020	0.60%	to	0.75%	37,279	3,796.82	to	366.99	17,534,857	0.08%	4.52%	to	4.37%
2019	0.60%	to	0.75%	38,578	3,632.48	to	351.63	17,752,866	1.07%	18.29%	to	18.12%
2018	0.60%	to	0.75%	40,989	3,070.76	to	297.70	16,144,492	0.69%	-17.45%	to	-17.57%
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class IV (TRF4)
2022	0.00%	to	0.75%	36,500	29,924.84	to	942.33	135,922,927	1.18%	-8.45%	to	-9.13%
2021	0.00%	to	0.75%	39,365	32,685.83	to	1,037.01	156,838,458	0.78%	21.90%	to	20.99%
2020	0.00%	to	0.75%	43,665	26,812.59	to	857.07	138,135,708	1.15%	10.32%	to	9.49%
2019	0.60%	to	0.75%	46,873	14,725.68	to	782.76	134,454,658	3.09%	28.57%	to	28.38%
2018	0.60%	to	0.75%	50,288	11,453.57	to	609.74	110,855,828	1.09%	-0.60%	to	-0.75%
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: I Class Shares (AMCG)
2022	0.60%	to	0.75%	28	5,869.75	to	569.91	143,154	0.00%	-29.16%	to	-29.27%
2021	0.60%	to	0.75%	35	8,285.90	to	805.71	214,399	0.00%	12.32%	to	12.15%
2020	0.60%	to	0.75%	40	7,377.30	to	718.43	201,868	0.00%	39.14%	to	38.93%
2019	0.60%	to	0.75%	48	5,301.94	to	517.10	163,064	0.00%	31.95%	to	31.76%
2018	0.60%	to	0.75%	55	4,018.03	to	392.47	137,604	0.00%	-6.97%	to	-7.11%
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: S Class Shares (AMMCGS)
2022	0.60%	to	0.75%	2,777	1,655.65	to	163.80	555,659	0.00%	-29.25%	to	-29.36%
2021	0.60%	to	0.75%	2,861	2,340.22	to	231.87	803,752	0.00%	12.05%	to	11.88%
2020	0.60%	to	0.75%	3,216	2,088.56	to	207.25	793,613	0.00%	38.87%	to	38.67%
2019	0.60%	to	0.75%	3,291	1,503.92	to	149.46	609,140	0.00%	31.69%	to	31.49%
2018	0.60%	to	0.75%	3,410	1,142.03	to	113.66	517,664	0.00%	-7.12%	to	-7.26%
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I Shares (AMSRS)
2022	0.60%	to	0.75%	1,721	4,814.52	to	467.46	3,592,956	0.44%	-18.94%	to	-19.06%
2021	0.60%	to	0.75%	1,998	5,939.38	to	577.54	4,711,366	0.38%	22.74%	to	22.55%
2020	0.60%	to	0.75%	2,203	4,839.05	to	471.25	4,062,662	0.62%	18.85%	to	18.67%
2019	0.60%	to	0.75%	2,295	4,071.66	to	397.11	3,614,291	0.59%	25.13%	to	24.94%
2018	0.60%	to	0.75%	1,746	3,253.90	to	317.83	729,071	0.48%	-6.29%	to	-6.43%
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: I Class Shares (AMTB)
2022	0.60%	to	0.75%	21,718	1,814.78	to	173.84	4,894,868	3.77%	-5.75%	to	-5.89%
2021	0.60%	to	0.75%	23,287	1,925.54	to	184.73	5,581,739	2.50%	0.14%	to	-0.01%
2020	0.60%	to	0.75%	23,503	1,922.88	to	184.75	5,685,995	2.27%	2.84%	to	2.68%
2019	0.60%	to	0.75%	23,565	1,869.80	to	179.92	5,764,338	1.94%	3.07%	to	2.91%
2018	0.60%	to	0.75%	24,363	1,814.17	to	174.83	5,781,426	1.60%	0.41%	to	0.26%
PIMCO Variable Insurance Trust - International Bond Portfolio (unhedged): Administrative Class (PMVFBA)
2022	0.75%			316	105.37			33,298	1.58%	-19.59%
2021	0.75%			339	131.04			44,423	6.07%	-8.21%
2020	0.75%			354	142.77			50,539	6.29%	9.94%
2019	0.75%			658	129.86			85,445	2.00%	6.22%
2018	0.75%			680	122.25			83,130	4.53%	-4.70%
PIMCO Variable Insurance Trust - Low Duration Portfolio: Administrative Class (PMVLDA)
2022	0.75%			1,208	117.05			141,401	1.60%	-6.46%
2021	0.75%			1,514	125.13			189,454	0.53%	-1.67%
2020	0.75%			3,844	127.26			489,182	1.21%	2.22%
2019	0.75%			4,178	124.50			520,142	2.77%	3.25%
2018	0.75%			4,504	120.58			543,092	1.91%	-0.42%
PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class (PMVTRA)
2022	0.60%			10	1,131.82			11,318	2.57%	-14.82%
2020	0.60%	to	0.75%	7,327	1,353.80	to	133.42	1,376,161	2.04%	7.99%	to	7.82%
2019	0.60%	to	0.75%	3,656	1,253.67	to	123.74	805,432	3.03%	7.70%	to	7.54%
2018	0.60%	to	0.75%	3,170	1,163.99	to	115.06	708,620	2.55%	-1.14%	to	-1.29%
Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB (PVEIB)
2022	0.60%	to	0.75%	3,192	1,709.98	to	169.55	542,375	1.29%	-3.71%	to	-3.85%
2021	0.60%	to	0.75%	2,741	1,775.85	to	176.35	484,060	1.16%	26.54%	to	26.35%
2020	0.60%	to	0.75%	3,043	1,403.37	to	139.57	426,516	1.65%	5.17%	to	5.01%
2019	0.60%	to	0.75%	3,047	1,334.38	to	132.91	449,803	2.05%	29.62%	to	29.43%
2018	0.60%	to	0.75%	3,416	1,029.43	to	102.69	392,819	0.73%	-9.04%	to	-9.18%

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB (PVGOB)
2022	0.60%	to	0.75%	1,916	2,118.83	to	209.95	480,232	0.00%	-30.92%	to	-31.02%
2021	0.60%	to	0.75%	1,923	3,067.13	to	304.37	705,808	0.00%	21.92%	to	21.74%
2020	0.60%	to	0.75%	1,949	2,515.66	to	250.02	590,404	0.04%	37.88%	to	37.67%
2019	0.60%	to	0.75%	1,929	1,824.55	to	181.60	428,332	0.13%	35.92%	to	35.72%
2018	0.60%	to	0.75%	1,992	1,342.32	to	133.81	342,996	0.00%	1.76%	to	1.61%
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB (PVTIGB)
2022	0.60%	to	0.75%	104	2,482.01	to	240.99	58,984	1.58%	-15.28%	to	-15.40%
2021	0.60%	to	0.75%	114	2,929.56	to	284.87	80,449	1.17%	8.17%	to	8.01%
2020	0.60%	to	0.75%	121	2,708.32	to	263.75	81,148	1.63%	11.42%	to	11.26%
2019	0.60%	to	0.75%	130	2,430.62	to	237.06	79,387	1.38%	24.40%	to	24.22%
2018	0.60%	to	0.75%	139	1,953.81	to	190.84	65,375	1.43%	-19.60%	to	-19.72%
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II (TRHS2)
2022	0.65%	to	0.75%	5,141	590.92	to	583.49	3,018,875	0.00%	-13.25%	to	-13.34%
2021	0.65%	to	0.75%	5,121	681.19	to	673.29	3,470,249	0.00%	12.10%	to	11.99%
2020	0.65%	to	0.75%	5,869	607.67	to	601.23	3,550,844	0.00%	28.43%	to	28.30%
2019	0.65%	to	0.75%	7,422	473.15	to	468.60	3,494,373	0.00%	27.80%	to	27.67%
2018	0.65%	to	0.75%	7,929	370.24	to	367.04	2,923,050	0.00%	0.20%	to	0.10%
VanEck VIP Trust - VanEck VIP Emerging Markets Bond Fund: Initial Class (VWBF)
2022	0.60%	to	0.75%	5,744	2,495.99	to	239.10	2,133,610	4.48%	-7.48%	to	-7.62%
2021	0.60%	to	0.75%	6,307	2,697.88	to	258.82	2,525,442	5.08%	-4.63%	to	-4.77%
2020	0.60%	to	0.75%	6,545	2,828.73	to	271.78	2,730,299	7.20%	8.27%	to	8.11%
2019	0.60%	to	0.75%	7,261	2,612.64	to	251.40	2,841,599	0.34%	11.94%	to	11.77%
2018	0.60%	to	0.75%	8,018	2,333.91	to	224.92	2,837,133	7.68%	-6.70%	to	-6.84%
VanEck VIP Trust - VanEck VIP Emerging Markets Fund: Initial Class (VWEM)
2022	0.60%	to	0.75%	26,920	3,229.22	to	310.26	12,202,025	0.28%	-24.83%	to	-24.94%
2021	0.60%	to	0.75%	29,263	4,295.66	to	413.34	17,481,680	0.91%	-12.40%	to	-12.53%
2020	0.60%	to	0.75%	29,028	4,903.51	to	472.54	20,349,004	2.05%	16.55%	to	16.37%
2019	0.60%	to	0.75%	31,302	4,207.27	to	406.05	18,980,182	0.46%	29.81%	to	29.62%
2018	0.60%	to	0.75%	33,828	3,240.99	to	313.26	15,803,812	0.30%	-23.95%	to	-24.06%
VanEck VIP Trust - VanEck VIP Global Resources Fund: Initial Class (VWHA)
2022	0.60%	to	0.75%	7,266	4,334.15	to	415.17	4,449,348	1.64%	7.75%	to	7.59%
2021	0.60%	to	0.75%	8,056	4,022.54	to	385.90	4,614,327	0.43%	18.21%	to	18.03%
2020	0.60%	to	0.75%	8,844	3,402.93	to	326.95	4,364,558	0.94%	18.40%	to	18.22%
2019	0.60%	to	0.75%	9,241	2,874.11	to	276.55	3,959,201	0.00%	11.20%	to	11.03%
2018	0.60%	to	0.75%	10,117	2,584.65	to	249.07	3,895,718	0.00%	-28.71%	to	-28.82%
Vanguard Variable Insurance Fund - Equity Income Portfolio (VVEI)
2022	0.95%			7,895	509.95			4,026,041	2.60%	-1.60%
2021	0.95%			8,552	518.23			4,431,940	1.96%	24.14%
2020	0.95%			8,953	417.45			3,737,432	2.79%	2.27%
2019	0.95%			9,231	408.18			3,767,875	2.46%	23.25%
2018	0.95%			9,671	331.17			3,202,766	2.31%	-6.86%
Vanguard Variable Insurance Fund - Total Bond Market Index Portfolio (VVHGB)
2022	0.95%			9,926	150.50			1,493,899	2.12%	-14.03%
2021	0.95%			10,560	175.07			1,848,749	2.00%	-2.65%
2020	0.95%			9,696	179.83			1,743,630	2.51%	6.56%
2019	0.95%			9,285	168.75			1,566,863	2.49%	7.65%
2018	0.95%			8,875	156.76			1,391,288	2.29%	-1.08%
Vanguard Variable Insurance Fund - High Yield Bond Portfolio (VVHYB)
2022	0.95%			7,200	248.30			1,787,754	5.15%	-10.22%
2021	0.95%			7,776	276.56			2,150,517	4.12%	2.70%
2020	0.95%			7,265	269.29			1,956,407	5.53%	4.67%
2019	0.95%			6,910	257.27			1,777,734	6.02%	14.58%
2018	0.95%			6,932	224.53			1,556,444	4.68%	-3.66%

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Vanguard Variable Insurance Fund - Mid-Cap Index Portfolio (VVMCI)
2022	0.95%	12,209	584.29	7,133,623	1.13%	-19.59%
2021	0.95%	12,360	726.62	8,980,988	1.10%	23.18%
2020	0.95%	12,785	589.88	7,541,612	1.47%	16.96%
2019	0.95%	13,068	504.36	6,591,033	1.49%	29.64%
2018	0.95%	13,813	389.06	5,374,147	1.21%	-10.19%

*

This represents the annual contract expense rate or range of rates of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.

**

This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the policyholder accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

***

This represents the total return or range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit values for expenses assessed. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option was initially added and funded during the period presented. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) exists. In such cases, the total return presented is representative of all units issued and outstanding at period end.

****	Subaccounts denoted indicate the underlying mutual fund option was initially added and funded during the period presented.

NATIONWIDE LIFE INSURANCE COMPANY

FOR THE YEAR ENDED DECEMBER 31, 2022

Independent Auditors’ Report

Audit Committee of the Board of Directors

Nationwide Life Insurance Company:

Opinions

We have audited the financial statements of Nationwide Life Insurance Company (the Company), which comprise the statutory statements of admitted assets, liabilities, capital and surplus as of December 31, 2022 and 2021, and the related statutory statements of operations, changes in capital and surplus, and cash flow for each of the years in the three-year period ended December 31, 2022, and the related notes to the statutory financial statements (financial statements).

Unmodified Opinion on Statutory Basis of Accounting

In our opinion, the accompanying financial statements present fairly, in all material respects, the admitted assets, liabilities, and capital and surplus of the Company as of December 31, 2022 and 2021, and the results of its operations and its cash flow for each of the years in the three-year period ended December 31, 2022, in accordance with accounting practices prescribed or permitted by the Ohio Department of Insurance (Department) described in Note 2.

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the significance of the matter discussed in the Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles section of our report, the statutory financial statements do not present fairly, in accordance with U.S. generally accepted accounting principles, the financial position of the Company as of December 31, 2022 and 2021, or the results of its operations or its cash flows for each of the years in the three-year period ended December 31, 2022.

Basis for Opinions

We conducted our audits in accordance with auditing standards generally accepted in the United States of America (GAAS). Our responsibilities under those standards are further described in the Auditors’ Responsibilities for the Audit of the Financial Statements section of our report. We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements relating to our audits. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 2 to the financial statements, the financial statements are prepared by the Company using accounting practices prescribed or permitted by the Department, which is a basis of accounting other than U.S. generally accepted accounting principles. Accordingly, the financial statements are not intended to be presented in accordance with U.S. generally accepted accounting principles. The effects on the financial statements of the variances between the statutory accounting practices and U.S. generally accepted accounting principles are also described in Note 2.

Responsibilities of Management for the Financial Statements

Management is responsible for the preparation and fair presentation of the financial statements in accordance with accounting practices prescribed or permitted by the Department. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

In preparing the financial statements, management is required to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for one year after the date that the financial statements are issued.

Auditors’ Responsibilities for the Audit of the Financial Statements

Our objectives are to obtain reasonable assurance about whether the financial statements as a whole are free from material misstatement, whether due to fraud or error, and to issue an auditors’ report that includes our opinion. Reasonable assurance is a high level of assurance but is not absolute assurance and therefore is not a guarantee that an audit conducted in accordance with GAAS will always detect a material misstatement when it exists. The risk of not detecting a material misstatement resulting from fraud is higher than for one resulting from error, as fraud may involve collusion, forgery, intentional omissions, misrepresentations, or the override of internal control. Misstatements are considered material if there is a substantial likelihood that, individually or in the aggregate, they would influence the judgment made by a reasonable user based on the financial statements.

In performing an audit in accordance with GAAS, we:

●	Exercise professional judgment and maintain professional skepticism throughout the audit.

●

Identify and assess the risks of material misstatement of the financial statements, whether due to fraud or error, and design and perform audit procedures responsive to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements.

●

Obtain an understanding of internal control relevant to the audit in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, no such opinion is expressed.

●

Evaluate the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluate the overall presentation of the financial statements.

●

Conclude whether, in our judgment, there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for a reasonable period of time.

We are required to communicate with those charged with governance regarding, among other matters, the planned scope and timing of the audit, significant audit findings, and certain internal control related matters that we identified during the audit.

Supplementary Information

Our audits were conducted for the purpose of forming an opinion on the financial statements as a whole. The supplementary information included in the Schedule I Summary of Investments - Other Than Investments in Related Parties, Schedule III Supplementary Insurance Information, Schedule IV Reinsurance, and Schedule V Valuation and Qualifying Accounts is presented for purposes of additional analysis and is not a required part of the financial statements but is supplementary information required by the Securities and Exchange Commission’s Regulation S-X. Such information is the responsibility of management and was derived from and relates directly to the underlying accounting and other records used to prepare the financial statements. The information has been subjected to the auditing procedures applied in the audits of the financial statements and certain additional procedures, including comparing and reconciling such information directly to the underlying accounting and other records used to prepare the financial statements or to the financial statements themselves, and other additional procedures in accordance with GAAS. In our opinion, the information is fairly stated in all material respects in relation to the financial statements as a whole.

/s/ KPMG LLP

Columbus, Ohio

March 17, 2023

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus

	December 31,
(in millions, except share amounts)	2022	2021

Admitted assets
Invested assets
Bonds	$40,208	$37,931
Stocks	3,700	3,016
Mortgage loans, net of allowance	8,363	8,185
Policy loans	933	913
Derivative assets	143	64
Cash, cash equivalents and short-term investments	1,621	636
Securities lending collateral assets	232	170
Other invested assets	1,848	1,225
Total invested assets	$57,048	$52,140
Accrued investment income	585	577
Deferred federal income tax assets, net	589	618
Other assets	378	125
Separate account assets	102,808	125,372
Total admitted assets	$161,408	$178,832

Liabilities, capital and surplus
Liabilities
Future policy benefits and claims	$45,482	$42,499
Policyholders dividend accumulation	398	414
Asset valuation reserve	707	610
Payable for securities	323	113
Securities lending payable	232	171
Funds held under coinsurance	1,608	1,052
Other liabilities	1,253	1,131
Accrued transfers from separate accounts	(1,598)	(1,621)
Separate account liabilities	102,808	125,372
Total liabilities	$151,213	$169,741

Capital and surplus
Capital shares ($1 par value; authorized - 5,000,000 shares, issued and outstanding - 3,814,779 shares)	$4	$4
Surplus notes	1,100	1,100
Additional paid-in capital	2,308	1,998
Unassigned surplus	6,783	5,989
Total capital and surplus	$10,195	$9,091
Total liabilities, capital and surplus	$161,408	$178,832

See accompanying notes to statutory financial statements.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Statutory Statements of Operations

	Years ended December 31,
(in millions)	2022	2021	2020

Revenues
Premiums and annuity considerations	$14,535	$12,664	$10,637
Net investment income	2,019	2,231	2,107
Other revenues	2,346	2,455	2,372
Total revenues	$18,900	$17,350	$15,116

Benefits and expenses
Benefits to policyholders and beneficiaries	$15,963	$16,884	$15,013
Increase in reserves for future policy benefits and claims	2,525	807	1,627
Net transfers from separate accounts	(1,635)	(3,002)	(3,544)
Commissions	810	858	646
Reserve adjustment on reinsurance assumed	(161)	(151)	(172)
Other expenses	564	469	480
Total benefits and expenses	$18,066	$15,865	$14,050

Income before federal income tax expense (benefit) and net realized capital gains (losses) on investments	$834	$1,485	$1,066
Federal income tax expense (benefit)	100	(9)	4

Income before net realized capital gains (losses) on investments	$734	$1,494	$1,062
Net realized capital gains (losses) on investments, net of federal income tax expense (benefit) of $3, $59 and $(26) in 2022, 2021 and 2020, respectively, and excluding $(103), $15 and $(4) of net realized capital (losses) gains transferred to the interest maintenance reserve in 2022, 2021 and 2020, respectively	240	(683)	(575)
Net income	$974	$811	$487

See accompanying notes to statutory financial statements.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Statutory Statements of Changes in Capital and Surplus

(in millions)	Capital shares	Surplus notes	Additional paid-in capital	Unassigned surplus	Capital and surplus
Balance as of December 31, 2019	$4	$1,100	$1,998	$5,720	$8,822

Change in reserve on account of change in valuation basis	-	-	-	78	78
Cumulative effect of change in accounting principle	-	-	-	5	5
Balance as of January 1, 2020	$4	$1,100	$1,998	$5,803	$8,905

Net income	-	-	-	487	487
Change in asset valuation reserve	-	-	-	13	13
Change in deferred income taxes	-	-	-	41	41
Change in net unrealized capital gains and losses, net of tax (benefit) of $(3)	-	-	-	(313)	(313)
Change in nonadmitted assets	-	-	-	(21)	(21)
Other, net	-	-	-	(7)	(7)
Balance as of December 31, 2020	$4	$1,100	$1,998	$6,003	$9,105

Change in reserve on account of change in valuation basis	-	-	-	2	2
Cumulative effect of change in accounting principle	-	-	-	6	6
Balance as of January 1, 2021	$4	$1,100	$1,998	$6,011	$9,113

Net income	-	-	-	811	811
Change in asset valuation reserve	-	-	-	(144)	(144)
Change in deferred income taxes	-	-	-	50	50
Change in net unrealized capital gains and losses, net of tax expense of $30	-	-	-	(142)	(142)
Change in nonadmitted assets	-	-	-	(47)	(47)
Dividends paid to Nationwide Financial Services, Inc.	-	-	-	(550)	(550)
Balance as of December 31, 2021	$4	$1,100	$1,998	$5,989	$9,091

Correction of error (see Note 2)	-	-	-	(39)	(39)
Balance as of January 1, 2022	$4	$1,100	$1,998	$5,950	$9,052

Net income	-	-	-	974	974
Change in asset valuation reserve	-	-	-	(97)	(97)
Change in deferred income taxes	-	-	-	28	28
Change in net unrealized capital gains and losses, net of tax expense of $37	-	-	-	(40)	(40)
Change in nonadmitted assets	-	-	-	(33)	(33)
Capital contribution from Nationwide Financial Services, Inc.	-	-	310	-	310
Other, net	-	-	-	1	1
Balance as of December 31, 2022	$4	$1,100	$2,308	$6,783	$10,195

See accompanying notes to statutory financial statements.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Statutory Statements of Cash Flow

	Years ended December 31,
(in millions)	2022	2021	2020

Cash flows from operating activities:
Premiums collected, net of reinsurance	$14,545	$12,661	$10,648
Net investment income	2,064	2,404	2,034
Other revenue	3,178	2,367	2,664
Policy benefits and claims paid	(15,962)	(16,735)	(14,886)
Commissions, operating expenses and taxes, other than federal income tax paid	(1,275)	(1,122)	(885)
Net transfers from separate accounts	1,658	2,871	3,620
Policyholders’ dividends paid	(30)	(36)	(38)
Federal income taxes (paid) recovered	(261)	121	121
Net cash provided by operating activities	$3,917	$2,531	$3,278

Cash flows from investing activities:
Proceeds from investments sold, matured or repaid:
Bonds	$3,444	$6,953	$3,404
Stocks	19	127	37
Mortgage loans	1,139	1,053	640
Derivative assets	431	-	-
Other assets	641	279	905
Total investment proceeds	$5,674	$8,412	$4,986
Cost of investments acquired:
Bonds	$(6,024)	$(7,744)	$(5,527)
Stocks	(901)	(538)	(517)
Mortgage loans	(1,305)	(1,441)	(769)
Derivative assets	-	(589)	(580)
Other assets	(1,057)	(594)	(837)
Total investments acquired	$(9,287)	$(10,906)	$(8,230)
Net (increase) decrease in policy loans	(19)	(25)	15
Net cash used in investing activities	$(3,632)	$(2,519)	$(3,229)

Cash flows from financing activities and miscellaneous sources:
Capital contributions from Nationwide Financial Services, Inc.	$310	-	-
Dividend paid to Nationwide Financials Services, Inc.	-	(550)	-
Net change in deposits on deposit-type contract funds and other insurance liabilities	391	517	160
Net change in short-term debt	-	-	(200)
Other cash (used) provided	(1)	196	(104)
Net cash provided by (used in) financing activities and miscellaneous	$700	$163	$(144)

Net increase (decrease) in cash, cash equivalents and short-term investments	$985	$175	$(95)
Cash, cash equivalents and short-term investments at beginning of year	636	461	556
Cash, cash equivalents and short-term investments at end of year	$1,621	$636	$461
Supplemental disclosure of non-cash activities:
Exchange of bond investments	$349	$277	$799

See accompanying notes to statutory financial statements.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements

(1)	Nature of Operations

Nationwide Life Insurance Company (“NLIC” or “the Company”) is an Ohio domiciled stock life insurance company. The Company is a member of the Nationwide group of companies (“Nationwide”), which is comprised of Nationwide Mutual Insurance Company (“NMIC”) and all of its subsidiaries and affiliates.

All of the outstanding shares of NLIC’s common stock are owned by Nationwide Financial Services, Inc. (“NFS”), a holding company formed by Nationwide Corporation, a majority-owned subsidiary of NMIC.

The Company is a leading provider of long-term savings and retirement products in the United States of America (“U.S.”). The Company develops and sells a wide range of products and services, which include fixed and variable individual annuities, private and public sector group retirement plans, life insurance, investment advisory services, pension risk transfer (“PRT”) contracts and other investment products. The Company is licensed to conduct business in all fifty states, the District of Columbia, Guam, Puerto Rico and the U.S. Virgin Islands.

The Company sells its products through a diverse distribution network. Unaffiliated entities that sell the Company’s products to their own customer bases include independent broker-dealers, financial institutions, wirehouses and regional firms, pension plan administrators, life insurance agencies, life insurance specialists and registered investment advisors. Representatives of affiliates that market products directly to a customer base include Nationwide Retirement Solutions, Inc., Nationwide Securities, LLC and Nationwide Financial General Agency, Inc. The Company believes its broad range of competitive products, strong distributor relationships and diverse distribution network position it to compete effectively under various economic conditions.

Wholly-owned subsidiaries of NLIC as of December 31, 2022 include Nationwide Life and Annuity Insurance Company (“NLAIC”) and its wholly-owned subsidiaries, Olentangy Reinsurance, LLC (“Olentangy”) and Nationwide SBL, LLC (“NWSBL”), Jefferson National Financial Corporation (“JNF”) and its wholly-owned subsidiary, Jefferson National Life Insurance Company (“JNL”), and its wholly-owned subsidiary, Jefferson National Life Insurance Company of New York (“JNLNY”), Eagle Captive Reinsurance, LLC (“Eagle”), Nationwide Investment Services Corporation (“NISC”) and Nationwide Investment Advisors, LLC (“NIA”). NLAIC primarily offers individual annuity contracts including fixed annuity contracts, group annuity contracts including PRT contacts, universal life insurance, variable universal life insurance, term life insurance and corporate-owned life insurance on a non-participating basis. Olentangy is a Vermont domiciled special purpose financial insurance company. NWSBL offers a securities-based lending product and is an Ohio limited liability company and nonadmitted subsidiary. JNF is a distributor of tax-advantaged investing solutions for registered investment advisors, fee-based advisors and the clients they serve. JNL and JNLNY are licensed to underwrite both fixed and variable annuity products. Eagle is an Ohio domiciled special purpose financial captive insurance company. NISC is a registered broker-dealer. NIA is a registered investment advisor.

The Company is subject to regulation by the insurance departments of states in which it is domiciled and/or transacts business and undergoes periodic examinations by those departments.

As of December 31, 2022 and 2021, the Company did not have a significant concentration of financial instruments in a single investee, industry or geographic region. Also, the Company did not have a concentration of business transactions with a particular customer, lender, distribution source, market or geographic region in which a single event could cause a severe impact on the Company’s financial position after considering insurance risk that has been transferred to external reinsurers.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements

(2)	Summary of Significant Accounting Policies

Use of Estimates

The preparation of the statutory financial statements requires the Company to make estimates and assumptions that affect the amounts reported in the statutory financial statements and accompanying notes. Significant estimates include certain investment and derivative valuations and future policy benefits and claims. Actual results could differ significantly from those estimates.

Basis of Presentation

Effective January 1, 2022, Harleysville Life Insurance Company (“HLIC”), an Ohio domiciled stock life insurance company and subsidiary of NMIC that offers universal and traditional life insurance, disability income insurance and fixed annuity contracts on a non-participating basis, completed a merger agreement with NLAIC. Pursuant to the merger agreement, which was deemed a statutory merger, the operations of HLIC were merged with and into NLAIC, with NLAIC continuing as the surviving entity. All shares of HLIC were cancelled and the outstanding surplus balance was merged into NLAIC’s additional paid-in capital and unassigned surplus. There was not a material impact on the Company’s surplus as a result of the merger.

The statutory financial statements of the Company are presented on the basis of accounting practices prescribed or permitted by the Ohio Department of Insurance (“the Department”). Prescribed statutory accounting practices are those practices incorporated directly or by reference in state laws, regulations and general administrative rules applicable to all insurance enterprises domiciled in a particular state. Permitted statutory accounting practices include practices not prescribed by the domiciliary state but allowed by the domiciliary state regulatory authority.

Effective January 1, 2021, NLIC and NLAIC elected to apply a prescribed practice promulgated under Ohio Administrative Code Section 3901-1-67 (“OAC 3901-1-67”) to its derivative instruments hedging indexed products and indexed annuity reserve liabilities in order to better align the measurement of indexed product reserves and the derivatives that hedge them. Under OAC 3901-1-67, derivative instruments are carried at amortized cost with the initial hedge cost amortized over the term and asset payoffs realized at the end of the term being reported through net investment income, rather than the derivative instruments being carried at fair value with asset payoffs realized over the term through net realized capital gains and losses. Additionally, the cash surrender value reserves for indexed annuity products only reflect index interest credits at the end of the crediting term as compared to partial index interest credits accumulating throughout the crediting term in increase in reserves for future policy benefits and claims.

The Company’s subsidiary, Eagle, applies one prescribed practice with multiple applications as provided under the State of Ohio’s captive law, which values assumed guaranteed minimum death benefits (“GMDB”) and guaranteed lifetime withdrawal benefits (“GLWB”) risks on variable annuity contracts from NLIC and GLWB risks on fixed indexed annuity contracts from NLIC and NLAIC using an alternative reserving basis from the Statutory Accounting Principles detailed within the National Association of Insurance Commissioners (“NAIC”) Accounting Practices and Procedures manual (“NAIC SAP”) pursuant to Ohio Revised Code Chapter 3964 and approved by the Department.

Olentangy was granted a permitted practice from the State of Vermont allowing Olentangy to carry the assets placed into a trust account by Union Hamilton Reinsurance Ltd. (“UHRL”) on its statutory statements of admitted assets, liabilities and surplus at net admitted asset value for certain universal life and term life insurance policies.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements

If the prescribed or permitted practices were not applied, the Company’s risk-based capital would continue to be above regulatory action levels. A reconciliation of the Company’s net income between NAIC SAP and prescribed and permitted practices is shown below:

(in millions)	SSAP #	F/S Page	State of domicile	December 31,
				2022	2021	2020

Net Income
Statutory Net Income			OH	$974	$811	$487
State Prescribed Practice:
OAC 3901-1-67:
Derivative instruments	86	4	OH	(43)	9	-
Reserves for indexed annuities	51	4	OH	15	(20)	-
Tax impact	101	4	OH	6	3	-

NAIC SAP				$952	$803	$487

A reconciliation of the Company’s capital and surplus between NAIC SAP and prescribed and permitted practices is shown below:

(in millions)	SSAP #	F/S Page	State of domicile	As of December 31,
				2022	2021

Surplus
Statutory Capital and Surplus			OH	$10,195	$9,091
State Prescribed Practice:
OAC 3901-1-67:
Derivative instruments	86	2,4	OH	(30)	13
Reserves for indexed annuities	51	3,4	OH	(7)	(22)
Tax impact	101	2,4	OH	8	2
Subsidiary Valuation - NLAIC	51,86,101	2	OH	(232)	274
Subsidiary valuation - Eagle: NLIC risks ceded	51	2	OH	1,071	791
Subsidiary valuation - Eagle: NLAIC risks ceded	51	2	OH	(953)	(810)
State Permitted Practice:
Subsidiary valuation - Olentangy	20	2	VT	(67)	(67)

NAIC SAP				$9,985	$9,272

Statutory accounting practices vary in some respects from U.S. generally accepted accounting principles (“GAAP”), including the following practices:

Financial Statements

●	Statutory financial statements are prepared using language and groupings substantially the same as the annual statements of the Company filed with the NAIC and state regulatory authorities;

●

assets must be included in the statutory statements of admitted assets, liabilities, capital and surplus at net admitted asset value and nonadmitted assets are excluded through a charge to capital and surplus;

●

an asset valuation reserve (“AVR”) is established in accordance with the NAIC Annual Statement Instructions for Life and Accident and Health Insurance Companies and is reported as a liability, and changes in the AVR are reported directly in capital and surplus;

●

an interest maintenance reserve (“IMR”) is established in accordance with the NAIC Annual Statement Instructions for Life and Accident and Health Insurance Companies and is reported as a liability, and the amortization of the IMR is reported as revenue;

●	the expense allowance associated with statutory reserving practices for investment contracts held in the separate accounts is reported in the general account as a negative liability;

●	accounting for contingencies requires recording a liability at the midpoint of a range of estimated possible outcomes when no better estimate in the range exists;

●	surplus notes are accounted for as a component of capital and surplus;

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements

●	costs related to successful policy acquisitions are charged to operations in the year incurred;

●	negative cash balances are reported as negative assets;

●	certain income and expense items are charged or credited directly to capital and surplus;

●	amounts on deposit in internal qualified cash pools are reported as cash equivalents;

●	the statutory statements of cash flows are presented on the basis prescribed by the NAIC; and

●	the statutory financial statements do not include accumulated other comprehensive income.

Future Policy Benefits and Claims

●	Deposits to universal life contracts, investment contracts and limited payment contracts are included in revenue; and

●	future policy benefit reserves are based on statutory requirements.

Reinsurance Ceded

●	Certain assets and liabilities are reported net of ceded reinsurance balances; and

●	provision is made for amounts receivable and outstanding for more than 90 days through a charge to capital and surplus.

Investments

●	Investments in bonds are generally stated at amortized cost, except those with an NAIC designation of “6”, which are stated at the lower of amortized cost or fair value;

●	investments in preferred stocks are generally stated at amortized cost, except those with an NAIC designation of “4” through “6”, which are stated at the lower of amortized cost or fair value;

●	other-than-temporary impairments on bonds, excluding loan-backed and structured securities, are measured based on fair value and are not reversible;

●	the proportional amortized cost method is utilized to determine the liquidation value of Low-Income Housing Tax Credit Funds (“Tax Credit Funds”);

●

admitted subsidiary, controlled and affiliated entities are not consolidated; rather, those investments are generally carried at audited statutory capital and surplus or GAAP equity, as appropriate, and are recorded as an equity investment in stocks or other invested assets;

●

equity in earnings of subsidiary companies is recognized directly in capital and surplus as net unrealized capital gains or losses, while dividends from unconsolidated companies are recorded in operations as net investment income;

●

undistributed earnings and valuation adjustments from investments in joint ventures, partnerships and limited liability companies are recognized directly in capital and surplus as net unrealized capital gains or losses;

●	changes in non-specific mortgage loan reserves are measured under an incurred loss model and are recorded directly in capital and surplus as net unrealized capital gains or losses; and

●	gains on sales of investments between affiliated companies representing economic transactions are deferred at the parent level until the related assets are paid down or an external sale occurs.

Separate Accounts

●	Assets and liabilities of guaranteed separate accounts are reported as separate account assets and separate account liabilities, respectively.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements

Derivative Instruments

●	Derivatives used in effective hedging transactions are valued in a manner consistent with the hedged asset or liability;

●

With the exception of derivatives applying the prescribed practice under OAC 3901-1-67, unrealized gains and losses on derivatives that are not considered to be effective hedges are charged to capital and surplus;

●	interest earned on derivatives is charged to net investment income; and

●	embedded derivatives are not separated from the host contract and accounted for separately as a derivative instrument.

Goodwill

●	Goodwill is limited to 10% of the prior reporting period’s adjusted statutory surplus, with any goodwill in excess of this limitation nonadmitted through a charge to surplus; and

●	goodwill is amortized and charged to surplus.

Federal Income Taxes

●

Changes in deferred federal income taxes are recognized directly in capital and surplus with limitations on the amount of deferred tax assets that can be reflected as an admitted asset (15% of capital and surplus); and

●	uncertain tax positions are subject to a “more likely than not” standard for federal and foreign income tax loss contingencies only.

Nonadmitted Assets

●

In addition to the nonadmitted assets described above, certain other assets are nonadmitted and charged directly to capital and surplus. These include prepaid assets, certain software, disallowed IMR and other receivables outstanding for more than 90 days.

The financial information included herein is prepared and presented in accordance with SAP prescribed or permitted by the Department. Certain differences exist between SAP and GAAP, which are presumed to be material.

Revenues and Benefits

Life insurance premiums are recognized as revenue over the premium paying period of the related policies when due. Annuity considerations are recognized as revenue when received. Health insurance premiums are earned ratably over the terms of the related insurance and reinsurance contracts or policies. Policy benefits and claims that are expensed include interest credited to policy account balances, benefits and claims incurred in the period in excess of related policy reserves and other changes in future policy benefits.

Future Policy Benefits and Claims

Future policy benefits for traditional products are based on statutory mortality and interest requirements without consideration of withdrawals. The principal statutory mortality tables and interest assumptions used on policies in force are the 1958 Commissioner’s Standard Ordinary (“CSO”) table at interest rates of 2.5%, 3.0%, 3.5%, 4.0% and 4.5%, the 1941 CSO table at an interest rate of 2.5%, the 1980 CSO table at interest rates of 4.0%, 4.5%, 5.0% and 5.5%, the 2001 CSO table at an interest rate of 4.0% and 3.5% and the 2017 CSO table at an interest rate of 3.5% and 4.5%. Beginning January 1, 2020, the Company has applied principles-based reserving to all new individual life business. For business subject to principles-based reserving, additional reserves may be held where the deterministic and/or stochastic reserves are in excess of net premium reserves, as defined by Valuation Manual 20, Requirements for Principle-Based Reserves for Life Products (“VM-20”).

Future policy benefits for universal life and variable universal life contracts have been calculated based on participants’ contributions plus interest credited on any funds in the fixed account less applicable contract charges. These policies have been adjusted for possible future surrender charges in accordance with the Commissioner’s Reserve Valuation Method (“CRVM”). For business subject to principles-based reserving, the Company has calculated reserves under VM-20.

Future policy benefits for annuity products have been established based on contract term, interest rates and various contract provisions. Individual deferred annuity contracts issued in 1990 and after have been adjusted for possible future surrender charges in accordance with the Commissioner’s Annuity Reserve Valuation Method (“CARVM”).

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements

Future policy benefits for PRT contracts have been established in accordance with the CRVM. Statutory reserves for PRT business written during or after 2020 are calculated as the present value of future benefit payments, using the prescribed 1994 Group Annuity Mortality (“GAM”) table along with the AA projection mortality improvement scale and prescribed valuation rates as specified in Chapter 22 of the Valuation Manual. For the PRT business written before 2020, the statutory reserves are calculated using prescribed GAM tables and valuation interest rates that vary by issue year, as specified in the Standard Valuation Law.

Prior to 2020, the Company calculated its reserves for variable annuity products with guaranteed minimum death, accumulation and withdrawal benefits and other contracts involving guaranteed benefits similar to those offered with variable annuities under the standard scenario of Actuarial Guideline XLIII “CARVM for Variable Annuities”, which exceeded the stochastic 70th percentile Conditional Tail Expectations scenario. Effective January 1, 2020, the Company changed its reserve valuation basis for variable annuities due to changes to Valuation Manual 21, Requirements for Principle-Based Reserves for Variable Annuities (“VM-21”) and as a result, the Company calculated its reserves using a stochastic reserve, which is floored at the cash surrender value.

The aggregate reserves for individual accident and health policies consist of active life reserves, disabled life reserves and unearned premium reserves. The active life reserves for disability income are reserved for on the net level basis, at a 3.0% interest rate, using either the 1964 Commissioner’s Disability Table (for policies issued prior to 1982) or the 1985 Commissioner’s Individual Disability Table A (for policies issued after 1981). The active life reserves for major medical insurance (both scheduled and unscheduled benefits) are based on the benefit ratio method for policies issued after 1981.

The active life reserves for accident and health policies are reserved for on the net level basis, at a 3.0% interest rate, using either the 1956 Inter-Company Hospital-Surgical tables, the 1974 Medical Expense tables or the 1959 Accidental Death Benefits table.

The disabled life reserves for accident and health policies are calculated using the 1985 Commissioner’s Individual Disability Table A at a 3.0% interest rate. Unearned premium reserves are based on the actual gross premiums and actual days.

The aggregate reserves for group accident and health and franchise accident and health policies consist of disabled life reserves and unearned premium reserves. Reserves for benefits payable on disabled life claims are based on the 2012 Group Long-Term Disability Valuation Table, at varying interest rates of 2.75% - 6.0%, for group policies and the 1987 Commissioner’s Group Disability Table, at varying interest rates of 2.75% - 10.25%, for franchise policies.

Future policy benefits and claims for group long-term disability policies are the present value (discounted between 2.75% and 6.00%) of amounts not yet due on reported claims and an estimate of amounts to be paid on incurred but unreported claims. Future policy benefits and claims on other group health policies are not discounted.

The Company issues fixed and floating rate funding agreements to the Federal Home Loan Bank of Cincinnati (“FHLB”). The liabilities for such funding agreements are treated as annuities under Ohio law for life insurance companies and recorded in future policy benefits and claims. Refer to Note 9 for additional details.

Separate Accounts

Separate account assets represent contractholders’ funds that have been legally segregated into accounts with specific investment objectives. Separate account assets are primarily recorded at fair value, with the value of separate account liabilities set to equal the fair value of separate account assets. Separate account assets are primarily comprised of public, privately-registered and non-registered mutual funds, whose fair value is primarily based on the funds’ net asset value. Other separate account assets are recorded at fair value based on the methodology that is applicable to the underlying assets. In limited circumstances, other separate account assets are recorded at book value when the policyholder does not participate in the underlying portfolio experience.

Separate account liabilities, in conjunction with accrued transfers from separate accounts, represent contractholders’ funds adjusted for possible future surrender charges in accordance with the CARVM and the CRVM, respectively. The difference between full account value and CARVM/CRVM is reflected in accrued transfers to/from separate accounts, as prescribed by the NAIC, in the statutory statements of admitted assets, liabilities, capital and surplus. The annual change in the difference between full account value and CARVM/CRVM and its applicable federal income tax is reflected in the statutory statements of operations as part of the net transfers to/from separate accounts and federal income tax, respectively.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements

Retained Assets

The Company does not retain beneficiary assets. During a death benefit claim, the death benefit settlement method is payment to the beneficiary in the form of a check or electronic funds transfer.

Investments

Bonds and stocks of unaffiliated companies. Bonds are generally stated at amortized cost, except those with an NAIC designation of “6”, which are stated at the lower of amortized cost or fair value. Preferred stocks are generally stated at amortized cost, except those with an NAIC designation of “4” through “6”, which are stated at the lower of amortized cost or fair value. Common stocks are stated at fair value. Changes in the fair value of bonds and stocks stated at fair value are charged to capital and surplus.

Loan-backed and structured securities, which are included in bonds in the statutory financial statements, are stated in a manner consistent with the bond guidelines, but with additional consideration given to the special valuation rules implemented by the NAIC applicable to residential mortgage-backed securities that are not backed by U.S. government agencies, commercial mortgage-backed securities and certain other structured securities. Under these guidelines, an initial and adjusted NAIC designation is determined for each security. The initial NAIC designation, which takes into consideration the security’s amortized cost relative to an NAIC-prescribed valuation matrix, is used to determine the reporting basis (i.e., amortized cost or lower of amortized cost or fair value).

Interest income is recognized when earned, while dividends are recognized when declared. The Company nonadmits investment income due and accrued when amounts are over 90 days past due.

For investments in loan-backed and structured securities, the Company recognizes income and amortizes discounts and premiums using the effective-yield method based on prepayment assumptions, generally obtained using a model provided by a third-party vendor, and the estimated economic life of the securities. When actual prepayments differ significantly from estimated prepayments, the effective-yield is recalculated to reflect actual payments to date and anticipated future payments. Any resulting adjustment is included in net investment income in the period the estimates are revised. All other investment income is recorded using the effective-yield method without anticipating the impact of prepayments.

Purchases and sales of bonds and stocks are recorded on the trade date, with the exception of private placement bonds, which are recorded on the funding date. Realized gains and losses are determined on a specific identification method on the trade date.

Independent pricing services are most often utilized, and compared to pricing from additional sources when available, to determine the fair value of bonds and stocks for which market quotations or quotations on comparable securities or models are used. For these bonds and stocks, the Company obtains the pricing services’ methodologies and classifies the investments accordingly in the fair value hierarchy.

A corporate pricing matrix is used in valuing certain corporate bonds. The corporate pricing matrix was developed using publicly available spreads for certain privately-placed corporate bonds with varying weighted average lives and credit quality ratings. The weighted average life and credit quality rating of a particular bond to be priced using the corporate pricing matrix are important inputs into the model and are used to determine a corresponding spread that is added to the appropriate U.S. Treasury yield to create an estimated market yield for that bond. The estimated market yield and other relevant factors are then used to estimate the fair value of the particular bond.

Non-binding broker quotes are also utilized to determine the fair value of certain bonds when deemed appropriate or when valuations are not available from independent pricing services or a corporate pricing matrix. These bonds are classified with the lowest priority in the fair value hierarchy as only one broker quote is ordinarily obtained, the investment is not traded on an exchange, the pricing is not available to other entities and/or the transaction volume in the same or similar investments has decreased. Inputs used in the development of prices are not provided to the Company by the brokers as the brokers often do not provide the necessary transparency into their quotes and methodologies. At least annually, the Company performs reviews and tests to ensure that quotes are a reasonable estimate of the investments’ fair value. Price movements of broker quotes are subject to validation and require approval from the Company’s management. Management uses its knowledge of the investment and current market conditions to determine if the price is indicative of the investment’s fair value.

For all bonds, the Company considers its ability and intent to hold the security for a period of time sufficient to allow for the anticipated recovery in value, the expected recovery of principal and interest and the extent to which the fair value has been less than amortized cost. If the decline in fair value to below amortized cost is determined to be other-than-temporary, a realized loss is recorded equal to the difference between the amortized cost of the investment and its fair value.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements

The Company periodically reviews loan-backed and structured securities in an unrealized loss position by comparing the present value of cash flows, including estimated prepayments, expected to be collected from the security to the amortized cost basis of the security. If the present value of cash flows expected to be collected, discounted at the security’s effective interest rate, is less than the amortized cost basis of the security, the impairment is considered other-than-temporary and a realized loss is recorded.

All other bonds in an unrealized loss position are periodically reviewed to determine if a decline in fair value to below amortized cost is other-than-temporary. Factors considered during this review include timing and amount of expected cash flows, ability of the issuer to meet its obligations, financial condition and future prospects of the issuer, amount and quality of any underlying collateral and current economic and industry conditions that may impact an issuer.

Stocks may experience other-than-temporary impairment based on the prospects for full recovery in value in a reasonable period of time and the Company’s ability and intent to hold the stock to recovery. If a stock is determined to be other-than-temporarily impaired, a realized loss is recorded equal to the difference between the cost basis of the investment and its fair value.

Investments in subsidiaries. The investment in the Company’s wholly-owned insurance subsidiaries, NLAIC and Eagle, are carried using the equity method of accounting applicable to U.S. insurance subsidiary, controlled and affiliated (“SCA”) entities. This requires the investment to be recorded based on the value of its underlying audited statutory surplus. Furthermore, the equity method of accounting would be discontinued if the investment is reduced to zero, unless the Company has guaranteed obligations of the subsidiary or otherwise committed to provide further financial support. In accordance with the “look through” provisions of Statements of Statutory Accounting Principles (“SSAP”) No. 97, Investments in Subsidiary, Controlled and Affiliated Entities, the valuation of JNF, an unaudited downstream noninsurance holding company, is based on the individual audited SCA entities owned by the holding company. Additionally, all non-affiliated liabilities, commitments, contingencies, guarantees or obligations of the holding company are reflected in the determination of the carrying value of the investments. The Company’s investment in NISC and NIA, wholly-owned non-insurance subsidiaries, are carried using the equity method of accounting applicable to U.S. non-insurance subsidiary, controlled and affiliated entities. This requires the investment to be recorded based on its underlying audited GAAP equity. Investments in NLAIC, JNF and NISC are included in stocks, and the investment in Eagle is included in other invested assets on the statutory statements of admitted assets, liabilities, capital and surplus.

Mortgage loans, net of allowance. The Company holds commercial mortgage loans that are collateralized by properties throughout the U.S. Mortgage loans are held at unpaid principal balance adjusted for premiums and discounts, less a valuation allowance. The Company also holds commercial mortgage loans of these property types that are under development. Mortgage loans under development are collateralized by the borrower’s common stock.

As part of the underwriting process, specific guidelines are followed to ensure the initial quality of a new mortgage loan. Third-party appraisals are obtained to support loaned amounts as the loans are collateral dependent or guaranteed.

The collectability and value of a mortgage loan is based on the ability of the borrower to repay and/or the value of the underlying collateral. Many of the Company’s mortgage loans are structured with balloon payment maturities, exposing the Company to risks associated with the borrowers’ ability to make the balloon payment or refinance the property. Loans are considered delinquent when contractual payments are 90 days past due.

Mortgage loans require a loan-specific reserve when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. When management determines that a loan requires a loan-specific reserve, a provision for loss is established equal to the difference between the carrying value and the fair value of the collateral less costs to sell. Loan-specific reserve charges are recorded in net realized capital gains and losses. In the event a loan-specific reserve charge is reversed, the recovery is also recorded in net realized capital gains and losses.

In addition to the loan-specific reserves, the Company maintains a non-specific reserve based primarily on loan surveillance categories and property type classes, which reflects management’s best estimates of probable credit losses inherent in the portfolio of loans without specific reserves as of the date of the statutory statements of admitted assets, liabilities, capital and surplus. Management’s periodic evaluation of the adequacy of the non-specific reserve is based on past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect a group of borrowers’ ability to repay, the estimated value of the underlying collateral, composition of the loan portfolio, current economic conditions and other relevant factors. Non-specific reserve changes are recorded directly in capital and surplus as net unrealized capital gains and losses.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements

Management evaluates the credit quality of individual mortgage loans and the portfolio as a whole through a number of loan quality measurements, including, but not limited to, loan-to-value (“LTV”) and debt service coverage (“DSC”) ratios. The LTV ratio is calculated as a ratio of the amortized cost of a loan to the estimated value of the underlying collateral. DSC is the amount of cash flow generated by the underlying collateral of the mortgage loan available to meet periodic interest and principal payments of the loan. These loan quality measurements contribute to management’s assessment of relative credit risk in the mortgage loan portfolio. Based on underwriting criteria and ongoing assessment of the properties’ performance, management believes the amounts, net of valuation allowance, are collectible. This process identifies the risk profile and potential for loss individually and in the aggregate for the commercial mortgage loan portfolios. These factors are updated and evaluated at least annually. Due to the nature of the collateral underlying mortgage loans under development, these loans are not evaluated using the LTV and DSC ratios described above.

Interest income on performing mortgage loans is recognized in net investment income over the life of the loan using the effective-yield method. Loans in default or in the process of foreclosure are placed on non-accrual status. Interest received on non-accrual status mortgage loans is included in net investment income in the period received. Loans are restored to accrual status when the principal and interest is current and it is determined the future principal and interest payments are probable or the loan is modified.

Policy loans. Policy loans, which are collateralized by the related insurance policy, are held at the outstanding principal balance and do not exceed the net cash surrender value of the policy. As such, no valuation allowance for policy loans is required.

Cash and cash equivalents. Cash and cash equivalents include highly liquid investments with original maturities of less than three months and amounts on deposit in internal qualified cash pools. The Company and various affiliates maintain agreements with Nationwide Cash Management Company (“NCMC”), an affiliate, under which NCMC acts as a common agent in handling the purchase and sale of short-term securities for the respective accounts of the participants in the internal qualified cash pool.

Short-term investments. Short-term investments consist primarily of government agency discount notes with maturities of twelve months or less at acquisition. Short-term investments also include outstanding promissory notes with initial maturity dates of one-year or less with certain affiliates. The Company carries short-term investments at amortized cost, which approximates fair value.

Securities Lending. The Company has entered into securities lending agreements with a custodial bank whereby eligible securities are loaned to third parties, primarily major brokerage firms. These transactions are used to generate additional income in the securities portfolio. The Company is entitled to receive from the borrower any payments of interest and dividends received on loaned securities during the loan term. The agreements require a minimum of 102% of the fair value of the loaned securities to be held as collateral. Cash collateral is invested by the custodial bank in investment-grade securities, which are included in the total invested assets of the Company. Periodically, the Company may receive non-cash collateral, which would be recorded off-balance sheet. The Company recognizes loaned securities in bonds. A securities lending payable is recorded for the amount of cash collateral received. If the fair value of the collateral received (cash and/or securities) is less than the fair value of the securities loaned, the shortfall is nonadmitted. Net income received from securities lending activities is included in net investment income. Because the borrower or the Company may terminate a securities lending transaction at any time, if loans are terminated in advance of the reinvested collateral asset maturities, the Company would repay its securities lending obligations from operating cash flows or the proceeds of sales from its investment portfolio, which includes significant liquid securities.

Other invested assets. Other invested assets consist primarily of alternative investments in private equity funds, private debt funds, tax credit funds, real estate partnerships and the investment in Eagle. Except for investments in certain tax credit funds, these investments are recorded using the equity method of accounting. Changes in carrying value as a result of the equity method are reflected as net unrealized capital gains and losses as a direct adjustment to capital and surplus. Gains and losses are generally recognized through income at the time of disposal or when operating distributions are received. Partnership interests in tax credit funds are held at amortized cost with amortization charged to net investment income over the period in which the tax benefits, primarily credits, are earned. Tax credits are recorded as an offset to tax expense in the period utilized.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements

The Company sold $2.9 billion, $2.6 billion and $2.3 billion in Tax Credit Funds to unrelated third parties with outstanding guarantees as of December 31, 2022, 2021 and 2020, respectively. The Company guarantees after-tax benefits to the third-party investors through periods ending in 2039. These guarantees are in effect for periods of approximately 15 years each. The Tax Credit Funds provide a stream of tax benefits to the investors that will generate a yield and return of capital. If the tax benefits are not sufficient to provide these cumulative after-tax yields, the Company must fund any shortfall. The maximum amount of undiscounted future payments that the Company could be required to pay the investors under the terms of the guarantees is $1.7 billion, but the Company does not anticipate making any material payments related to the guarantees. The Company’s risks are mitigated in the following ways: (1) the Company has the right to buyout the equity related to the guarantee under certain circumstances, (2) the Company may replace underperforming properties to mitigate exposure to guarantee payments, (3) the Company oversees the asset management of the deals and (4) changes in tax laws are explicitly excluded from the Company’s guarantees of after-tax benefits.

Derivative Instruments

The Company uses derivative instruments to manage exposures and mitigate risks primarily associated with interest rates, equity markets and foreign currency. These derivative instruments primarily include interest rate swaps, cross-currency swaps, futures and options.

Derivative instruments used in hedging transactions considered to be effective hedges are reported in a manner consistent with the hedged items. With the exception of derivatives applying the prescribed practice under OAC 3901-1-67, derivative instruments used in hedging transactions that do not meet or no longer meet the criteria of an effective hedge are accounted for at fair value with changes in fair value recorded in capital and surplus as unrealized gains or losses.

The fair value of derivative instruments is determined using various valuation techniques relying predominantly on observable market inputs and internal models. These inputs include interest rate swap curves, credit spreads, interest rates, counterparty credit risk, equity volatility and equity index levels.

The Company’s derivative transaction counterparties are generally financial institutions. To reduce the credit risk associated with open contracts, the Company enters into master netting agreements which permit the closeout and netting of transactions with the same counterparty upon the occurrence of certain events. In addition, the Company attempts to reduce credit risk by obtaining collateral from counterparties. The determination of the need for and the levels of collateral vary based on an assessment of the credit risk of the counterparty. The Company accepts collateral in the forms of cash and marketable securities. Non-cash collateral received is recorded off-balance sheet.

Cash flows and payment accruals on derivatives are recorded in net investment income.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value measurements are based upon observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources while unobservable inputs reflect the Company’s view of market assumptions in the absence of observable market information. The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. In determining fair value, the Company uses various methods, including market, income and cost approaches.

The Company categorizes its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Company categorizes assets and liabilities held at fair value in the statutory statements of admitted assets, liabilities, capital and surplus as follows:

Level 1. Unadjusted quoted prices accessible in active markets for identical assets or liabilities at the measurement date and mutual funds where the value per share (unit) is determined and published daily and is the basis for current transactions.

Level 2. Unadjusted quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. Primary inputs to this valuation technique may include comparative trades, bid/asks, interest rate movements, U.S. Treasury rates, London Interbank Offered Rate (“LIBOR”), Secured Overnight Financing Rate (“SOFR”), prime rates, cash flows, maturity dates, call ability, estimated prepayments and/or underlying collateral values.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements

Level 3. Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimates of the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs. Primary inputs to this valuation technique include broker quotes and comparative trades.

The Company reviews its fair value hierarchy classifications for assets and liabilities quarterly. Changes in the observability of significant valuation inputs identified during these reviews may trigger reclassifications. Reclassifications are reported as transfers at the beginning of the reporting period in which the change occurs.

Asset Valuation Reserve

The Company maintains an AVR as prescribed by the NAIC for the purpose of offsetting potential credit related investment losses on each invested asset category, excluding cash, policy loans and income receivable. The AVR contains a separate component for each category of invested assets. The change in AVR is charged or credited directly to capital and surplus.

Interest Maintenance Reserve

The Company records an IMR as prescribed by the NAIC, which represents the net deferral for interest-related gains or losses arising from the sale of certain investments, such as bonds, mortgage loans and loan-backed and structured securities sold. The IMR is applied as follows:

•

for bonds, the designation from the NAIC Capital Markets and Investments Analysis Office must not have changed more than one designation between the beginning of the holding period and the date of sale;

•	the bond must never have been classified as a default security;

•

for mortgage loans, during the prior two years, they must not have had interest more than 90 days past due, been in the process of foreclosure or in the course of voluntary conveyance, nor had restructured terms; and

•	for loan-backed and structured securities, all interest-related other-than-temporary impairments and interest-related realized gains or losses on sales of the securities.

The realized gains or losses, net of related federal income tax, from the applicable bonds and mortgage loans sold, have been removed from the net realized gain or loss amounts and established as a net liability. This liability is amortized into income such that the amount of each capital gain or loss amortized in a given year is based on the excess of the amount of income which would have been reported that year, if the asset had not been disposed of over the amount of income which would have been reported had the asset been repurchased at its sale price. In the event the unamortized IMR liability balance is negative, the balance is reclassified as an asset and fully nonadmitted. The Company utilizes the grouped method for amortization. Under the grouped method, the liability is amortized into income over the remaining period to expected maturity based on the groupings of the individual securities into five-year bands.

Goodwill

For companies whose operations are primarily insurance related, goodwill is the excess of the cost to acquire a company over the Company’s share of the statutory book value of the acquired entity. Goodwill is recorded in stocks in the statutory statements of admitted assets, liabilities and surplus. Goodwill is amortized on a straight-line basis over the period of economic benefit, not to exceed ten years, with a corresponding charge to surplus. Goodwill was immaterial as of December 31, 2022 and 2021.

Federal Income Taxes

The Company utilizes the asset and liability method of accounting for income taxes. Under this method, deferred tax assets, net of any nonadmitted portion and statutory valuation allowance, and deferred tax liabilities, are recognized for the expected future tax consequences attributable to differences between the statutory financial statement carrying amounts of existing assets and liabilities and their respective tax basis. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income or loss in the years in which those temporary differences are expected to be recovered or settled. The change in deferred taxes is charged directly to surplus, with the impact of taxes on unrealized capital gains or losses and nonadmitted assets reported separately in the statutory statements of changes in capital and surplus.

The Company provides for federal income taxes based on amounts the Company believes it ultimately will owe. Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain items and the realization of certain tax credits. In the event the ultimate deductibility of certain items or the realization of certain tax credits differs from estimates, the Company may be required to change the provision for federal income taxes recorded in the statutory financial statements, which could be significant.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements

Tax reserves are reviewed regularly and are adjusted as events occur that the Company believes impact its liability for additional taxes, such as lapsing of applicable statutes of limitations, conclusion of tax audits or substantial agreement with taxing authorities on the deductibility/nondeductibility of uncertain items, additional exposure based on current calculations, identification of new issues, release of administrative guidance or rendering of a court decision affecting a particular tax issue. The Company believes its tax reserves reasonably provide for potential assessments that may result from Internal Revenue Service (“IRS”) examinations and other tax-related matters for all open tax years.

The Company is included in the NMIC consolidated federal income tax return.

Reinsurance Ceded

The Company cedes insurance to other companies in order to limit potential losses and to diversify its exposures. Such agreements do not relieve the Company of its primary obligation to the policyholder in the event the reinsurer is unable to meet the obligations it has assumed. Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported in the statutory statements of admitted assets, liabilities, changes in capital and surplus on a net basis within the related future policy benefits and claims of the Company.

Participating Business

Participating business, which refers to policies that participate in profits through policyholder dividends, represented approximately 4% of the Company’s life insurance in force in 2022 and 2021, and 49% and 50% of the number of life insurance policies in force in 2022 and 2021, respectively. The provision for policyholder dividends was based on the respective year’s dividend scales, as approved by the Board of Directors. Policyholder dividends are recognized when declared. No additional income was allocated to participating policyholders during 2022 and 2021.

Accounting Changes and Corrections of Errors

Effective January 1, 2021, the Company elected to apply OAC 3901-1-67 to its derivative instruments hedging indexed products and indexed annuity reserve liabilities. As a result of the Company’s election to apply OAC 3901-1-67 as of January 1, 2021, the Company’s admitted assets decreased $3 million, total liabilities decreased $2 million and capital and surplus decreased $1 million, which included a $3 million reduction to unassigned surplus from the cumulative effect of the change in accounting principle.

Effective January 1, 2020, the Company changed its reserve valuation basis for variable annuities due to changes to VM-21. As a result of this change, the Company records stochastic reserves, floored at the cash surrender value, instead of reserves using the standard scenario previously required under Actuarial Guideline XLIII “CARVM for Variable Annuities”. The impacts of the valuation basis change were recognized as of January 1, 2020, resulting in an increase to statutory capital and surplus of $78 million. In addition, the Company changed its reserve valuation basis for stable value wraps covering certain group life insurance policies from Separate Accounts Funding Guaranteed Minimum Benefits Under Group Contracts, to VM-21. There was no impact to statutory capital and surplus as a result of this change.

During 2020, the Company modified its approach used to schedule the reversals of its deferred tax assets for policyholder reserves under SSAP No. 101, Income Taxes (“SSAP No. 101”). Prior to 2020, the Company scheduled the reversals of its deferred tax assets for policyholder reserves by estimating the reserve reversal using the aggregate policyholder reserve. As of January 1, 2020, the Company is now taking a disaggregated approach and calculates reversal of the deferred tax assets for policyholder reserves on a product-by-product basis. The new method is more precise and better reflects how the deferred tax assets for policyholder reserves moves with the underlying reserve liability. SSAP No. 101 permits a company to modify its scheduling method so long as the modification is treated as change in accounting principle. The impact of the change increases the Company’s net admitted deferred tax asset $6 million and $5 million as of December 31, 2020 and January 1, 2020, respectively, with a commensurate increase in capital and surplus. There was no impact on net income.

During 2022, the Company identified and corrected an error in annuity product allocation drivers for general operating expenses between the Company and NLAIC that resulted in an understatement of the Company’s general insurance expenses for the years ended December 31, 2021, 2020 and 2019. The error resulted in an overstatement of net income of $22 million, an overstatement of total surplus of $45 million, an overstatement of total assets of $13 million and an understatement of total liabilities of $32 million as of and for the year ended December 31, 2021. In accordance with SSAP No. 3, Accounting Changes and Corrections of Errors (“SSAP No. 3”), the total prior period correction was recorded as a decrease to total surplus of $45 million, a decrease to total assets of $13 million and an increase to total liabilities of $32 million as of January 1, 2022. Additionally, the Company’s subsidiary, NLAIC, identified and corrected errors as of January 1, 2022 that increased the Company’s investment in NLAIC and total surplus by $6 million. The net decrease to the Company’s total surplus of $39 million in 2022 as a result of these corrections is reported as a negative adjustment to unassigned surplus.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements

During 2020, the Company identified and corrected an error in the variable annuity ceded premium calculation under the intercompany 100% coinsurance agreement with Eagle. The error resulted in an understatement of ceded premiums for the years ended December 31, 2019 and 2018. In accordance with SSAP No. 3, the total prior period correction of $9 million was reported in 2020 as a negative adjustment to unassigned funds (surplus) and consisted of $11 million of ceded premiums, offset by $2 million of taxes.

Recently Adopted Accounting Standard

Effective January 1, 2021, the Company adopted revisions to SSAP No. 32R, Preferred Stock (“SSAP No. 32R”). The adopted revisions updated the definition for redeemable and perpetual preferred stock and furthermore, updated the valuation classification for perpetual preferred stock to fair value. Previously, perpetual preferred stock could have been valued at amortized cost or fair value based on the rating of the security. Per SSAP No. 32R, any valuation classification changes from amortized cost to fair value are to be recognized in statutory surplus. Going forward, changes to fair value will be recognized as a change in net unrealized capital gains and losses in statutory surplus. As a result of this change, the Company recorded an increase to statutory capital and surplus of $9 million as of January 1, 2021.

Subsequent Events

The Company evaluated subsequent events through March 17, 2023, the date the statutory financial statements were issued.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements

(3)	Analysis of Actuarial Reserves and Deposit Liabilities by Withdrawal Characteristics

The following table summarizes the analysis of individual annuities actuarial reserves by withdrawal characteristics, as of the dates indicated:

(in millions)	General account[1]	Separate account with guarantees	Separate account non- guaranteed	Total	% of Total
December 31, 2022
Subject to discretionary withdrawal:
With market value adjustment	$2,279	90	-	$2,369	4%
At book value less current surrender charge of 5% or more	675	-	-	675	1%
At fair value	11	-	57,823	57,834	87%
Total with market value adjustment or at fair value	$2,965	$90	$57,823	$60,878	92%
At book value without adjustment (minimal or no charge or adjustment)	3,365	-	6	3,371	5%
Not subject to discretionary withdrawal	2,009	-	56	2,065	3%
Total, gross	$8,339	$90	$57,885	$66,314	100%
Less: Reinsurance ceded	(110)	-	-	(110)
Total, net	$8,229	$90	$57,885	$66,204
Amount included in ‘Subject to discretionary withdrawal at book value less current surrender charge of 5% or more’ that will move to ‘Subject to discretionary withdrawal at book value without adjustment (minimal or no charge or adjustment)’	$65	$-	$-	$65

December 31, 2021
Subject to discretionary withdrawal:
With market value adjustment	$622	125	-	$747	1%
At book value less current surrender charge of 5% or more	209	-	-	209	0%
At fair value	12	-	73,141	73,153	93%
Total with market value adjustment or at fair value	$843	$125	$73,141	$74,109	94%
At book value without adjustment (minimal or no charge or adjustment)	3,295	-	6	3,301	4%
Not subject to discretionary withdrawal	1,749	-	69	1,818	2%
Total, gross	$5,887	$125	$73,216	$79,228	100%
Less: Reinsurance ceded	(114)	-	-	(114)
Total, net	$5,773	$125	$73,216	$79,114
Amount included in ‘Subject to discretionary withdrawal at book value less current surrender charge of 5% or more’ that will move to ‘Subject to discretionary withdrawal at book value without adjustment (minimal or no charge or adjustment)’	$53	$-	$-	$53
[1]	Includes reserves applying the prescribed practice under OAC 3901-1-67, as disclosed in Note 2.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements

The following table summarizes the analysis of group annuities actuarial reserves by withdrawal characteristics, as of the dates indicated:

(in millions)	General account[1]	Separate account with guarantees	Separate account non- guaranteed	Total	% of Total
December 31, 2022
Subject to discretionary withdrawal:
With market value adjustment	$18,397	2,069	-	$20,466	49%
At book value less current surrender charge of 5% or more	6	-	-	6	0%
At fair value	-	-	15,701	15,701	38%
Total with market value adjustment or at fair value	$18,403	$2,069	$15,701	$36,173	87%
At book value without adjustment (minimal or no charge or adjustment)	4,211	-	-	4,211	10%
Not subject to discretionary withdrawal	1,051	103	-	1,154	3%
Total, gross	$23,665	$2,172	$15,701	$41,538	100%
Less: Reinsurance ceded	(53)	-	-	(53)
Total, net	$23,612	$2,172	$15,701	$41,485
Amount included in ‘Subject to discretionary withdrawal at book value less current surrender charge of 5% or more’ that will move to ‘Subject to discretionary withdrawal at book value without adjustment (minimal or no charge or adjustment)’	$6	$-	$-	$6

December 31, 2021
Subject to discretionary withdrawal:
With market value adjustment	$18,205	2,389	-	$20,594	44%
At book value less current surrender charge of 5% or more	6	-	-	6	0%
At fair value	-	-	20,679	20,679	44%
Total with market value adjustment or at fair value	$18,211	$2,389	$20,679	$41,279	88%
At book value without adjustment (minimal or no charge or adjustment)	5,227	-	-	5,227	11%
Not subject to discretionary withdrawal	673	-	3	676	1%
Total, gross	$24,111	$2,389	$20,682	$47,182	100%
Less: Reinsurance ceded	(55)	-	-	(55)
Total, net	$24,056	$2,389	$20,682	$47,127
Amount included in ‘Subject to discretionary withdrawal at book value less current surrender charge of 5% or more’ that will move to ‘Subject to discretionary withdrawal at book value without adjustment (minimal or no charge or adjustment)’	$6	$-	$-	$6
[1]	Includes reserves applying the prescribed practice under OAC 3901-1-67, as disclosed in Note 2.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements

The following table summarizes the analysis of deposit-type contracts and other liabilities without life or disability contingencies by withdrawal characteristics, as of the dates indicated:

(in millions)	General account	Separate account non- guaranteed	Total	% of Total
December 31, 2022
Subject to discretionary withdrawal:
With market value adjustment	$1	$-	$1	0%
At fair value	-	-	-	0%
Total with market value adjustment or at fair value	$1	$-	$1	0%
At book value without adjustment (minimal or no charge or adjustment)	666	2	668	16%
Not subject to discretionary withdrawal	3,522	14	3,536	84%
Total, gross	$4,189	$16	$4,205	100%
Less: Reinsurance ceded	-	-	-
Total, net	$4,189	$16	$4,205

December 31, 2021
Subject to discretionary withdrawal:
With market value adjustment	$2	$-	$2	0%
At fair value	-	-	-	0%
Total with market value adjustment or at fair value	$2	$-	$2	0%
At book value without adjustment (minimal or no charge or adjustment)	665	3	668	17%
Not subject to discretionary withdrawal	3,132	17	3,149	83%
Total, gross	$3,799	$20	$3,819	100%
Less: Reinsurance ceded	-	-	-
Total, net	$3,799	$20	$3,819
The following table is a reconciliation of total annuity actuarial reserves and deposit fund liabilities, as of the dates indicated:

	December 31,
(in millions)	2022	2021
Life, accident and health annual statement:
Annuities, net (excluding supplemental contracts with life contingencies)	$31,827	$29,815
Supplemental contracts with life contingencies, net	14	15
Deposit-type contracts	4,189	3,799
Subtotal	$36,030	$33,629
Separate accounts annual statement:
Annuities, net (excluding supplemental contracts with life contingencies)	$75,848	$96,412
Other contract deposit funds	16	20
Subtotal	$75,864	$96,432
Total annuity actuarial reserves and deposit fund liabilities, net	$111,894	$130,061

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements

The following table summarizes the analysis of life actuarial reserves by withdrawal characteristics, as of the dates indicated:

	General account			Separate account - nonguaranteed
(in millions)	Account value	Cash value	Reserve	Account value	Cash value	Reserve
December 31, 2022
Subject to discretionary withdrawal, surrender values or policy loans:
Term policies with cash value	$-	$11	$11	$-	$-	$-
Universal life	2,626	1,982	2,802	-	-	-
Universal life with secondary guarantees	426	353	929	-	-	-
Indexed universal life with secondary guarantees	283	210	304	-	-	-
Other permanent cash value life insurance	-	1,979	2,473	-	-	-
Variable life	2,850	2,898	3,010	25,626	25,621	25,260
Miscellaneous reserves	-	-	-	-	-	-
Subtotal	$6,185	$7,433	$9,529	$25,626	$25,621	$25,260
Not subject to discretionary withdrawal or no cash value:
Term policies without cash value	-	-	206	-	-	-
Accidental death benefits	-	-	1	-	-	-
Disability - active lives	-	-	15	-	-	-
Disability - disabled lives	-	-	59	-	-	-
Miscellaneous reserves	-	-	31	-	-	-
Total, gross	$6,185	$7,433	$9,841	$25,626	$25,621	$25,260
Less: reinsurance ceded	(9)	(9)	(178)	-	-	-
Total, net	$6,176	$7,424	$9,663	$25,626	$25,621	$25,260

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements

	General account			Separate account - nonguaranteed
(in millions)	Account value	Cash value	Reserve	Account value	Cash value	Reserve
December 31, 2021
Subject to discretionary withdrawal, surrender values or policy loans:
Term policies with cash value	$-	$11	$11	$-	$-	$-
Universal life	2,609	2,624	2,783	-	-	-
Universal life with secondary guarantees	395	320	855	-	-	-
Indexed universal life with secondary guarantees	232	174	251	-	-	-
Other permanent cash value life insurance	-	1,271	2,539	-	-	-
Variable life	2,334	2,403	2,503	27,487	27,480	27,480
Miscellaneous reserves	-	-	-	-	-	6
Subtotal	$5,570	$6,803	$8,942	$27,487	$27,480	$27,486
Not subject to discretionary withdrawal or no cash value:
Term policies without cash value	-	-	241	-	-	-
Accidental death benefits	-	-	1	-	-	-
Disability - active lives	-	-	14	-	-	-
Disability - disabled lives	-	-	58	-	-	-
Miscellaneous reserves	-	-	33	-	-	-
Total, gross	$5,570	$6,803	$9,289	$27,487	$27,480	$27,486
Less: reinsurance ceded	(9)	(9)	(209)	-	-	-
Total, net	$5,561	$6,794	$9,080	$27,487	$27,480	$27,486

The following table is a reconciliation of life actuarial reserves, as of the dates indicated:

	December 31,
(in millions)	2022	2021
Life, accident and health annual statement:
Life Insurance, net	$9,569	$8,986
Accidental death benefits, net	1	1
Disability - active lives, net	14	13
Disability - disabled lives, net	52	51
Miscellaneous reserves, net	27	29
Subtotal	$9,663	$9,080
Separate accounts annual statement:
Life insurance[1]	$25,570	$27,788
Miscellaneous reserves	-	6
Subtotal	$25,570	$27,794
Total life actuarial reserves, net	$35,233	$36,874
1

In 2022, life insurance account value, cash value and reserve includes separate accounts with guarantees of $310 million for universal life. In 2021, life insurance account value, cash value and reserve includes separate accounts with guarantees of $308 million for universal life.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements

Direct Premium Written by Managing General Agents and Third Party Administrators

The following table summarizes direct premium written by managing general agents and third party administrators as of December 31, 2022:

(in millions) Managing general agent/ third party reserve	FEIN number	Exclusive contract	Types of business written	Types of authority granted[1]	Total Direct Premium
AccuRisk Solutions, LLC	31-1777676	Not Exclusive	Accident & health	C / CA / B / P / U	106
BEAM Insurance Administrators, LLC	61-1776148	Not Exclusive	Accident & health	C / CA / B / P / U	6
Fringe Insurance Benefits, Inc.	74-2616364	Not Exclusive	Accident & health	B / P / U	40
Gilsbar, Inc.	72-0519951	Not Exclusive	Accident & health	B / P / U	18
IRC	74-2824053	Not Exclusive	Accident & health	C / CA / B / P / U	26
Maverick Health Solutions, LLC	87-3345548	Not Exclusive	Accident & health	B / C / CA / P	2
Merchants Benefit Administration, Inc.	86-0875918	Exclusive	Accident & health	B / C / CA / P	31
PRAM Insurance Services, Inc.	33-0367265	Not Exclusive	Accident & health	C / CA / B / P / U	5
RMTS - Manufacturers & Traders Trust Co.	20-1049240	Not Exclusive	Accident & health	C / CA / B / P / U	32
Roundstone Management, Ltd.	27-0371422	Not Exclusive	Accident & health	C / CA / B / P / U	90
Star Line Group	04-3499188	Not Exclusive	Accident & health	C / CA / B / P / U	6
TMS RE Inc	65-0644164	Not Exclusive	Accident & health	C / CA / B / P / U	45
United Group Programs Inc.	59-1896277	Not Exclusive	Accident & health	C / CA / B / P / U	8
Total Direct Premiums Written and Produced					$415
1	Authority code key includes: C– claims payment, CA– claims adjustment, B- binding authority, P-premium collection, U- underwriting.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements

(4) Separate	Accounts

The Company’s separate account statement includes assets legally insulated from the general account as of the dates indicated, attributed to the following product lines:

	December 31, 2022		December 31, 2021
(in millions)	Separate account assets legally insulated	Separate account assets (not legally insulated)	Separate account assets legally insulated	Separate account assets (not legally insulated)
Product / Transaction:
Individual annuities	$63,282	$-	$79,416	$-
Group annuities	13,743	-	18,091	-
Life insurance	25,688	-	27,865	-
Pension risk transfer group annuities	95	-	-	-
Total	$102,808	$-	$125,372	$-

The following table summarizes amounts paid towards separate account guarantees by the general account and related risk charges paid by the separate account for the years ended:

(in millions)	Total paid toward separate account guarantees	Risk charges paid to general account
2022	$79	$722
2021	$12	$674
2020	$26	$631
2019	$58	$612
2018	$18	$594

The Company does not engage in securities lending transactions within its separate accounts.

Most separate accounts held by the Company relate to individual and group variable annuity and variable universal life insurance contracts of a non-guaranteed return nature. The net investment experience of the separate accounts is credited directly to the contract holder and can be positive or negative. The individual variable annuity contracts generally provide an incidental death benefit of the greater of account value or premium paid (net of prior withdrawals). However, many individual variable annuity contracts also provide death benefits equal to (i) the most recent fifth-year anniversary account value, (ii) the highest account value on any previous anniversary, (iii) premiums paid increased 5% or certain combinations of these, all adjusted for prior withdrawals. The death benefit and cash value under the variable universal life policies may vary with the investment performance of the underlying investments in the separate accounts. The assets and liabilities of these separate accounts are carried at fair value and are non-guaranteed.

Certain other separate accounts offered by the Company contain groups of variable universal life policies wherein the assets supporting account values on the underlying policies reside in Private Placement Separate Accounts. They provide a quarterly interest rate based on a crediting formula that reflects the market value to book value ratio of the investments, investment portfolio yield and a specified duration.

Certain other separate accounts relate to a guaranteed term option, which provides a guaranteed interest rate that is paid over certain maturity durations ranging from three to ten years, so long as certain conditions are met. If amounts allocated to the guaranteed term option are distributed prior to the maturity period, a market value adjustment can be assessed. The assets and liabilities of these separate accounts are carried at fair value.

The Company has a separate account that holds group annuity contracts offered through the Company’s PRT business, wherein the Company provides guaranteed benefit payments to annuitants. The Company issues PRT business out of both the general and separate accounts, and within both, the assets and liabilities of this business are carried at amortized cost. The PRT separate account business has been included as a nonindexed guarantee less than or equal to 4%.

Another separate account offered by the Company contains a group of universal life policies wherein the assets supporting the account values on the underlying policies reside in a Private Placement Separate Account. It provides an annual interest rate guarantee, subject to a minimum guarantee of 3%. The interest rate declared each year reflects the anticipated investment experience of the account. The business has been included as a nonindexed guarantee less than or equal to 4%.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements

The following tables summarize the separate account reserves of the Company, as of the dates indicated:

(in millions)	Nonindexed guarantee less than or equal to 4%	Nonindexed guarantee more than 4%	Nonguaranteed separate accounts	Total
December 31, 2022
Premiums, considerations or deposits	$174	$-	$7,583	$7,757
Reserves
For accounts with assets at:
Fair value	$2,016	$145	$98,862	$101,023
Amortized cost	411	-	-	411
Total reserves[1]	$2,427	$145	$98,862	$101,434
By withdrawal characteristics:
With market value adjustment	$2,117	$145	$-	$2,262
At fair value	-	-	98,784	98,784
At book value without market value adjustment and with current surrender charge less than 5%	310	-	8	318
Subtotal	$2,427	$145	$98,792	$101,364
Not subject to discretionary withdrawal	-	-	70	70
Total reserves[1]	$2,427	$145	$98,862	$101,434
1

The total reserves balance does not equal the liabilities related to separate accounts of $102.8 billion in the statutory statements of admitted assets, liabilities, capital and surplus by $1.4 billion, due to an adjustment for CARVM/CRVM reserves and other liabilities that have not been allocated to the categories outlined above.

(in millions)	Nonindexed guarantee less than or equal to 4%	Nonindexed guarantee more than 4%	Nonguaranteed separate accounts	Total
December 31, 2021
Premiums, considerations or deposits	$221	$-	$8,088	$8,309
Reserves
For accounts with assets at:
Fair value	$2,368	$146	$121,404	$123,918
Amortized cost	308	-	-	308
Total reserves[1]	$2,676	$146	$121,404	$124,226
By withdrawal characteristics:
With market value adjustment	$2,368	$146	$-	$2,514
At fair value	-	-	121,307	121,307
At book value without market value adjustment and with current surrender charge less than 5%	308	-	9	317
Subtotal	$2,676	$146	$121,316	$124,138
Not subject to discretionary withdrawal	-	-	88	88
Total reserves[1]	$2,676	$146	$121,404	$124,226

1

The total reserves balance does not equal the liabilities related to separate accounts of $125.4 billion in the statutory statements of admitted assets, liabilities, capital and surplus by $1.2 billion, due to an adjustment for CARVM/CRVM reserves and other liabilities that have not been allocated to the categories outlined above.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements

The following table is a reconciliation of net transfers from separate accounts, as of the dates indicated:

	December 31,
(in millions)	2022	2021	2020
Net transfers as reported in the statutory statements of operations of the separate accounts:
Transfers to separate accounts	$7,757	$8,309	$5,809
Transfers from separate accounts	(8,860)	(10,860)	(8,921)
Net transfers from separate accounts	$(1,103)	$(2,551)	$(3,112)
Reconciling adjustments:
Exchange accounts offsetting in the general account	(606)	(552)	(337)
Fees not included in general account transfers	47	68	(67)
Other miscellaneous adjustments not included in the general account balance	27	33	(28)
Net transfers as reported in the statutory statements of operations	$(1,635)	$(3,002)	$(3,544)

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements

(5) Investments

Bonds and Stocks

The following table summarizes the carrying value, the excess of fair value over carrying value, the excess of carrying value over fair value and the fair value of bonds and stocks, as of the dates indicated:

(in millions)	Carrying value	Fair value in excess of carrying value	Carrying value in excess of fair value	Fair value
December 31, 2022
Bonds:
U.S. Government	$1	$-	$-	$1
States, territories and possessions	561	7	55	513
Political subdivisions	380	9	28	361
Special revenues	3,035	36	362	2,709
Industrial and miscellaneous	29,529	118	3,115	26,532
Loan-backed and structured securities	6,702	30	438	6,294
Total bonds	$40,208	$200	$3,998	$36,410
Common stocks unaffiliated	$239	$-	$-	$239
Preferred stocks unaffiliated	30	1	-	31
Total unaffiliated stocks[1]	$269	$1	$-	$270
Total bonds and unaffiliated stocks[1]	$40,477	$201	$3,998	$36,680

December 31, 2021
Bonds:
U.S. Government	$12	$-	$-	$12
States, territories and possessions	463	44	1	506
Political subdivisions	376	66	-	442
Special revenues	2,882	489	2	3,369
Industrial and miscellaneous	28,233	2,649	86	30,796
Loan-backed and structured securities	5,965	183	31	6,117
Total bonds	$37,931	$3,431	$120	$41,242
Common stocks unaffiliated	$225	$-	$-	$225
Preferred stocks unaffiliated	50	-	-	50
Total unaffiliated stocks[1]	$275	$-	$-	$275
Total bonds and unaffiliated stocks[1]	$38,206	$3,431	$120	$41,517
1

Excludes affiliated common stocks with a carrying value of $3.4 billion and $2.7 billion as of December 31, 2022 and 2021, respectively. Affiliated common stocks include investment in NLAIC and JNF of $3.2 billion and $186 million as of December 31, 2022, respectively, and $2.6 billion and $186 million as of December 31, 2021, respectively.

The carrying value of bonds on deposit with various states as required by law or special escrow agreement was $3 million as of December 31, 2022 and 2021.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements

The following table summarizes the carrying value and fair value of bonds, by contractual maturity, as of December 31, 2022. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without early redemption penalties:

(in millions)	Carrying value	Fair value
Bonds:
Due in one year or less	$964	$959
Due after one year through five years	8,339	7,969
Due after five years through ten years	10,276	9,208
Due after ten years	13,927	11,980
Total bonds excluding loan-backed and structured securities	$33,506	$30,116
Loan-backed and structured securities	6,702	6,294
Total bonds	$40,208	$36,410

The following table summarizes the fair value and unrealized losses on bonds and stocks (amount by which cost or amortized cost exceeds fair value), for which other-than-temporary declines in value have not been recognized, based on the amount of time each type of bond or stock has been in an unrealized loss position, as of the dates indicated:

	Less than or equal to one year		More than one year		Total
(in millions)	Fair value	Unrealized losses	Fair value	Unrealized losses	Fair value	Unrealized losses
December 31, 2022
Bonds:
U.S. Government	$1	$-	$-	$-	$1	$-
States, territories and possessions	352	49	23	6	375	55
Political subdivisions	157	27	-	-	157	27
Special revenues	1,935	332	55	22	1,990	354
Industrial and miscellaneous	21,261	2,526	2,604	739	23,865	3,265
Loan-backed and structured securities	3,800	263	2,079	177	5,879	440
Total bonds	$27,506	$3,197	$4,761	$944	$32,267	$4,141
Common stocks unaffiliated	$45	$11	$19	$6	$64	$17
Preferred stocks unaffiliated	20	2	3	1	23	3
Total unaffiliated stocks	$65	$13	$22	$7	$87	$20
Total bonds and unaffiliated stocks	$27,571	$3,210	$4,783	$951	$32,354	$4,161

December 31, 2021
Bonds:
U.S. Government	$3	$-	$-	$-	$3	$-
States, territories and possessions	77	1	1	-	78	1
Special revenues	76	2	-	-	76	2
Industrial and miscellaneous	3,355	74	455	48	3,810	122
Loan-backed and structured securities	2,005	14	332	19	2,337	33
Total bonds	$5,516	$91	$788	$67	$6,304	$158
Common stocks unaffiliated	$-	$-	$23	$2	$23	$2
Preferred stocks unaffiliated	14	-	-	-	14	-
Total unaffiliated stocks	$14	$-	$23	$2	$37	$2
Total bonds and unaffiliated stocks	$5,530	$91	$811	$69	$6,341	$160

As of December 31, 2022, management evaluated securities in an unrealized loss position for impairment. As of the reporting date, the Company has the intent and ability to hold these securities until the fair value recovers, which may be maturity, and therefore, does not consider the securities to be other-than-temporarily impaired.

There was no intent to sell loan-backed and structured securities that have been identified as having other-than-temporary impairments for the years ended December 31, 2022 and 2021.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements

Mortgage Loans, Net of Allowance

The following table summarizes the amortized cost of mortgage loans by method of evaluation for credit loss, and the related valuation allowances by type of credit loss, as of the dates indicated:

	December 31,
(in millions)	2022	2021
Amortized cost:
Loans with non-specific reserves	$8,393	$8,219
Loans with specific reserves	8	9
Total amortized cost	$8,401	$8,228
Valuation allowance:
Non-specific reserves	$37	$42
Specific reserves	1	1
Total valuation allowance[1]	$38	$43
Mortgage loans, net of allowance	$8,363	$8,185

1	Changes in the valuation allowance are due to current period provisions. These changes in the valuation allowance for the years ended December 31, 2022, 2021, and 2020 were immaterial.

As of December 31, 2022 and 2021, the Company’s mortgage loans classified as delinquent and/or in non-accrual status were immaterial in relation to the total mortgage loan portfolio.

The following table summarizes the LTV ratio and DSC ratio of the mortgage loan portfolio as of the dates indicated:

	LTV ratio			DSC ratio
(in millions)	Less than 90%	90% or greater	Total	Greater than 1.00	Less than or equal to 1.00	Total
December 31, 2022
Apartment	$3,651	$22	$3,673	$3,632	$41	$3,673
Industrial	1,437	-	1,437	1,437	-	1,437
Office	1,223	3	1,226	1,214	12	1,226
Retail	1,815	8	1,823	1,794	29	1,823
Other	225	-	225	217	8	225
Total[1]	$8,351	$33	$8,384	$8,294	$90	$8,384
Weighted average DSC ratio	2.20	0.82	2.19	n/a	n/a	n/a
Weighted average LTV ratio	n/a	n/a	n/a	57%	81%	57%

December 31, 2021
Apartment	$3,441	$33	$3,474	$3,445	$29	$3,474
Industrial	1,137	-	1,137	1,137	-	1,137
Office	1,226	25	1,251	1,231	20	1,251
Retail	2,067	41	2,108	2,068	40	2,108
Other	171	-	171	171	-	171
Total[1]	$8,042	$99	$8,141	$8,052	$89	$8,141
Weighted average DSC ratio	2.22	1.31	2.21	n/a	n/a	n/a
Weighted average LTV ratio	n/a	n/a	n/a	59%	78%	59%

1	Excludes $17 million and $87 million of commercial mortgage loans that were under development as of December 31, 2022 and 2021, respectively.

As of December 31, 2022 and 2021, the Company has a diversified mortgage loan portfolio with no more than 23% and 24%, respectively, in a geographic region in the U.S. and no more than 1% with any one borrower. The maximum and minimum lending rates for mortgage loans originated or acquired during 2022 were 11.0% and 2.9%, respectively, and for those originated or acquired during 2021 were 4.1% and 1.9%, respectively. As of December 31, 2022 and 2021, the maximum LTV ratio of any one loan at the time of loan origination was 80%. As of December 31, 2022 and 2021, the Company did not hold mortgage loans with interest 90 days or more past due. Additionally, there were no taxes, assessments or any amounts advanced and not included in the mortgage loan portfolio.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements

Securities Lending

The fair value of loaned securities was $611 million and $547 million as of December 31, 2022 and 2021, respectively. The Company held $232 million and $170 million of cash collateral on securities lending as of December 31, 2022 and 2021, respectively. As of December 31, 2022, the carrying value and fair value of reinvested collateral assets was $232 million. As of December 31, 2021, the carrying value and fair value of reinvested collateral assets was $170 million. The fair value of bonds acquired with reinvested collateral assets was $236 million and $173 million as of December 31, 2022 and 2021, respectively. There are no securities lending transactions that extend beyond one year as of the reporting date. The Company received $394 million and $388 million of non-cash collateral on securities lending as of December 31, 2022 and 2021, respectively.

Net Investment Income

The following table summarizes net investment income by investment type, for the years ended:

	December 31,
(in millions)	2022	2021	2020
Bonds	$1,511	$1,417	$1,419
Mortgage loans	334	358	339
Other invested assets	196	499	384
Policy loans	42	43	43
Derivative instruments[1]	19	31	25
Other	44	12	16
Gross investment income	$2,146	$2,360	$2,226
Investment expenses	(127)	(129)	(119)
Net investment income	$2,019	$2,231	$2,107
1	Includes net investment income applying the prescribed practice under OAC 3901-1-67, as disclosed in Note 2, for the years ended December 31, 2022 and 2021.

The amount of investment income due and accrued that was nonadmitted as of December 31, 2022 and 2021 was immaterial.

Net Realized Capital Gains and Losses

The following table summarizes net realized capital gains and losses for the years ended:

	December 31,
(in millions)	2022	2021	2020
Gross gains on sales	$31	$106	$36
Gross losses on sales	(149)	(32)	(42)
Net realized (losses) gains on sales	$(118)	$74	$(6)
Net realized derivative gains (losses)[1]	284	(679)	(521)
Other-than-temporary impairments	(26)	(4)	(78)
Total net realized gains (losses)	$140	$(609)	$(605)
Tax expense (benefit) on net gains (losses)	3	59	(26)
Net realized capital gains (losses), net of tax	$137	$ (668)	$(579)
Less: Realized (losses) gains transferred to the IMR	(103)	15	(4)
Net realized capital gains (losses), net of tax and transfers to the IMR	$240	$(683)	$(575)
1	Includes impacts to derivative instruments applying the prescribed practice under OAC 3901-1-67, as disclosed in Note 2, for the years ended December 31, 2022 and 2021.

For the year ended December 31, 2022, gross realized gains and gross realized losses on sales of bonds were $7 million and $145 million, respectively. For the year ended December 31, 2021, gross realized gains and gross realized losses on sales of bonds were $80 million and $31 million, respectively. For the year ended December 31, 2020, gross realized gains and gross realized losses on sales of bonds were $26 million and $38 million, respectively.

The Company did not enter into any material repurchase transactions that would be considered wash sales during the years ended December 31, 2022, 2021 and 2020.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements

Investment Commitments

The Company had unfunded commitments related to its investment in limited partnerships and limited liability companies totaling $894 million and $793 million as of December 31, 2022 and 2021, respectively. As of December 31, 2022 and 2021, there were $207 million and $89 million of commitments to purchase private placement bonds, respectively. There were $291 million of outstanding commitments and no outstanding commitments to fund mortgage loans as of December 31, 2022 and 2021, respectively.

(6)	Derivative Instruments

The Company is exposed to certain risks related to its ongoing business operations which are managed using derivative instruments.

Interest rate risk management. In the normal course of business, the Company enters into transactions that expose it to interest rate risk arising from mismatches between assets and liabilities. The Company may use interest rate swaps and futures to reduce or alter interest rate exposure.

Interest rate contracts are used by the Company in association with fixed and variable rate investments to achieve cash flow streams that support certain financial obligations of the Company and to produce desired investment returns. As such, interest rate contracts are generally used to convert fixed rate cash flow streams to variable rate cash flow streams or vice versa.

Equity market risk management. The Company issues a variety of insurance products that expose it to equity risks. To mitigate these risks, the Company enters into a variety of derivatives including futures and options.

Indexed crediting risk management. The Company issues a variety of insurance and annuity products with indexed crediting features that expose the Company to risks related to the performance of an underlying index. To mitigate these risks, the Company enters into a variety of derivatives including index options, total return swaps and futures. The underlying indices can have exposure to equites, commodities and fixed income securities.

Other risk management. As part of its regular investing activities, the Company may purchase foreign currency denominated investments. These investments and the associated income expose the Company to volatility associated with movements in foreign exchange rates. As foreign exchange rates change, the increase or decrease in the cash flows of the derivative instrument are intended to mitigate the changes in the functional-currency equivalent cash flows of the hedged item. To mitigate this risk, the Company uses cross-currency swaps.

Credit risk associated with derivatives transactions. The Company periodically evaluates the risks within the derivative portfolios due to credit exposure. When evaluating this risk, the Company considers several factors which include, but are not limited to, the counterparty credit risk associated with derivative receivables, the Company’s own credit as it relates to derivative payables, the collateral thresholds associated with each counterparty and changes in relevant market data in order to gain insight into the probability of default by the counterparty. The Company also considers the impact credit exposure could have on the effectiveness of the Company’s hedging relationships. As of December 31, 2022 and 2021, the impact of the exposure to credit risk on the fair value measurement of derivatives and the effectiveness of the Company’s hedging relationships was immaterial.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements

The following table summarizes the fair value, carrying value and related notional amounts of derivative instruments, as of the dates indicated:

(in millions)	Notional amount	Net Carrying Value	Fair value asset	Fair value liability	Average fair value
December 31, 2022
Interest rate swaps	$-	$-	$-	$-	$-
Options	96	1	2	-	-
Cross currency swaps	1,498	135	174	(9)	2
Futures	3,316	-	-	-	-
Total derivatives¹	$4,910	$136	$176	$(9)	$2

December 31, 2021
Interest rate swaps	$7	$-	$-	$-	$-
Options	25	1	1	-	-
Cross currency swaps	1,465	32	101	(13)	1
Futures	2,715	-	-	-	-
Total derivatives¹	$4,212	$33	$102	$(13)	$1
1	Fair value balance excludes immaterial accrued interest on derivative assets for December 31, 2022 and 2021.

The derivative assets subject to master netting agreements were $8 million and $13 million as of December 31, 2022 and 2021. The Company received $178 million and $92 million of cash collateral and $20 million and $17 million in pledged securities, respectively, resulting in an immaterial uncollateralized position as of December 31, 2022 and 2021. The derivative liabilities subject to master netting agreements were $8 million and $13 million as of December 31, 2022 and 2021. The Company posted immaterial cash collateral, resulting in an immaterial uncollateralized position as of December 31, 2022 and 2021. Securities received as collateral are recorded off-balance sheet and exclude initial margin posted on derivatives of $236 million and $171 million as of December 31, 2022 and 2021, respectively.

The following table summarizes net gains and losses on derivatives programs by type of derivative instrument, as of the dates indicated:

	Net realized gains (losses) recorded in operations			Unrealized gains (losses) recorded in capital and surplus
	December 31,			December 31,
(in millions)	2022	2021	2020	2022	2021	2020
Options	$-	$-	$-	$-	$-	$(1)
Cross currency swaps	1	1	4	103	69	(102)
Futures	283	(680)	(525)	124	27	1
Total	$284	$(679)	$(521)	$227	$96	$(102)

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements

(7)	Fair Value Measurements

The following table summarizes assets and liabilities held at fair value as of December 31, 2022:

(in millions)	Level 1	Level 2	Level 3	Net Asset Value (NAV)	Total
Assets
Bonds	$-	$11	$-	$-	$11
Common stocks unaffiliated	77	162	-	-	239
Preferred stocks unaffiliated	-	25	6	-	31
Separate account assets	97,015	1,795	55	3,552	102,417
Assets at fair value	$97,092	$1,993	$61	$3,552	$102,698

The following table presents the rollforward of Level 3 assets and liabilities held at fair value during the year ended December 31, 2022:

(in millions)	Bonds[1]	Preferred stocks unaffiliated	Separate account assets	Assets at fair value
Balance as of December 31, 2021	$1	$6	$49	$56
Net gains (losses):
In surplus	-	-	24	24
Purchases	-	2	-	2
Sales	-	(2)	(18)	(20)
Transfers out of Level 3	(1)	-	-	(1)
Balance as of December 31, 2022	$-	$6	$55	$61
1	Bonds transfer out of Level 3 during the year ended December 31, 2022, result from the application of the lower of amortized cost or fair value rules based on NAIC rating.

The following table summarizes assets and liabilities held at fair value as of December 31, 2021:

(in millions)	Level 1	Level 2	Level 3	Net Asset Value (NAV)	Total
Assets
Bonds	$-	$7	$1	$-	$8
Common stocks unaffiliated	82	143	-	-	225
Preferred stocks unaffiliated	-	44	6	-	50
Separate account assets	119,549	2,087	49	3,354	125,039
Assets at fair value	$119,631	$2,281	$56	$3,354	$125,322

The following table presents the rollforward of Level 3 assets and liabilities held at fair value during the year ended December 31, 2021:

(in millions)	Bonds	Common stocks unaffiliated	Preferred stocks unaffiliated[1]	Separate account assets	Assets at fair value
Balance as of December 31, 2020	$1	$1	$-	$58	$60
Net gains (losses):
In surplus	-	-	1	6	7
Purchases	1	-	1	-	2
Sales	(1)	-	-	(15)	(16)
Transfers into Level 3	-	-	4	-	4
Transfers out of Level 3	-	(1)	-	-	(1)
Balance as of December 31, 2021	$1	$-	$6	$49	56
1	Preferred stock unaffiliated transfers into Level 3 during the year ended December 31, 2021 are primarily related to the Company’s election of SSAP No. 32R2.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements

The following table summarizes the carrying value and fair value of the Company’s assets and liabilities not held at fair value as of the dates indicated. The valuation techniques used to estimate these fair values are described below or in Note 2.

	Fair Value
(in millions)	Level 1	Level 2	Level 3	Total fair value	Carrying value
December 31, 2022
Assets:
Bonds[1]	$1	$32,048	$4,350	$36,399	$40,197
Mortgage loans, net of allowance	-	-	7,351	7,351	8,363
Policy loans	-	-	933	933	933
Derivative assets	-	174	2	176	143
Cash, cash equivalents and short-term investments	613	1,008	-	1,621	1,621
Securities lending collateral assets	232	-	-	232	232
Separate account assets	4	311	41	356	391
Total assets	$850	$33,541	$12,677	$47,068	$51,880
Liabilities:
Investment contracts	$-	$-	$3,158	$3,158	$3,148
Derivative liabilities	-	9	-	9	7
Total liabilities	$-	$9	$3,158	$3,167	$3,155

December 31, 2021
Assets:
Bonds[1]	$2	$35,874	$5,358	$41,234	$37,923
Mortgage loans, net of allowance	-	-	8,340	8,340	8,185
Policy loans	-	-	913	913	913
Derivative assets	-	101	1	102	64
Cash, cash equivalents and short-term investments	127	509	-	636	636
Securities lending collateral assets	170	-	-	170	170
Separate account assets	3	374	3	380	333
Total assets	$302	$36,858	$14,615	$51,775	$48,224
Liabilities:
Investment contracts	$-	$-	$2,720	$2,720	$2,715
Derivative liabilities	-	13	-	13	31
Total liabilities	$-	$13	$2,720	$2,733	$2,746

1	Level 3 is primarily composed of industrial and miscellaneous bonds.

Mortgage loans, net of allowance. The fair values of mortgage loans are primarily estimated using discounted cash flow analyses based on interest rates currently being offered for similar loans to borrowers with similar credit ratings.

Policy loans. The carrying amount reported in the statutory statements of admitted assets, liabilities, capital and surplus approximates fair value as policy loans are fully collateralized by the cash surrender value of underlying insurance policies.

Securities lending collateral assets. These assets are comprised of bonds and short-term investments and the respective fair values are estimated based on the fair value methods described in Note 2.

Investment contracts. For investment contracts without defined maturities, fair value is the amount payable on demand, net of surrender charges. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis. Interest rates used in this analysis are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued. The fair value of adjustable rate contracts approximates their carrying value.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements

(8)	Federal Income Taxes

The following tables summarize the net admitted deferred tax assets, as of the dates indicated:

	December 31, 2022
(in millions)	Ordinary	Capital	Total
Total gross deferred tax assets	$820	$32	$852
Statutory valuation allowance adjustment	-	-	-
Adjusted gross deferred tax assets	$820	$32	$852
Less: Deferred tax assets nonadmitted	(96)	(7)	(103)
Net admitted deferred tax assets	$724	$25	$749
Less: Deferred tax liabilities	(147)	(13)	(160)
Net admitted deferred tax assets	$577	$12	$589

	December 31, 2021
(in millions)	Ordinary	Capital	Total
Total gross deferred tax assets	$759	$30	$789
Statutory valuation allowance adjustment	-	-	-
Adjusted gross deferred tax assets	$759	$30	$789
Less: Deferred tax assets nonadmitted	(71)	(12)	(83)
Net admitted deferred tax assets	$688	$18	$706
Less: Deferred tax liabilities	(81)	(7)	(88)
Net admitted deferred tax assets	$607	$11	$618

The following table summarizes components of the change in deferred income taxes reported in capital and surplus before consideration of nonadmitted assets and changes from the prior year, as of the dates indicated:

	December 31,
(in millions)	2022	2021	Change
Adjusted gross deferred tax assets	$852	$789	$63
Total deferred tax liabilities	(160)	(88)	(72)
Net deferred tax assets	$692	$701	$(9)
Less: Tax effect of unrealized gains			(37)
Change in deferred income tax			$28

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements

The following tables summarize components of the admitted deferred tax assets calculation, as of the dates indicated:

	December 31, 2022
(in millions)	Ordinary	Capital	Total
Federal income taxes recoverable through loss carryback	$-	$8	$8
Adjusted gross deferred tax assets expected to be realized[1]	577	4	581
Adjusted gross deferred tax assets offset against existing gross deferred tax liabilities	147	13	160
Admitted deferred tax assets	$724	$25	$749

	December 31, 2021
(in millions)	Ordinary	Capital	Total
Federal income taxes recoverable through loss carryback	$-	$11	$11
Adjusted gross deferred tax assets expected to be realized[1]	607	-	607
Adjusted gross deferred tax assets offset against existing gross deferred tax liabilities	81	7	88
Admitted deferred tax assets	$688	$18	$706
1

Note that this amount is calculated as the lesser of the adjusted gross deferred tax assets expected to be realized following the balance sheet date or the adjusted gross deferred tax assets allowed per the limitation threshold. For the years ended December 31, 2022 and 2021, the threshold limitation for adjusted capital and surplus was $1.4 billion and $1.3 billion, respectively.

The adjusted capital and surplus used to determine the recovery period and adjusted gross deferred tax assets allowed per the limitation threshold was $9.5 billion and $8.4 billion as of December 31, 2022 and 2021, respectively. The ratio percentage used to determine the recovery period and adjusted gross deferred tax assets allowed per the limitation threshold was 1,071% and 1,125% as of December 31, 2022 and 2021, respectively.

The following tables summarize the impact of tax planning strategies, as of the dates indicated:

	December 31, 2022
	Ordinary	Capital	Total
Adjusted gross deferred tax assets	0.00%	0.00%	0.00%
Net admitted adjusted gross deferred tax assets	25.51%	0.00%	25.51%

	December 31, 2021
	Ordinary	Capital	Total
Adjusted gross deferred tax assets	0.00%	0.00%	0.00%
Net admitted adjusted gross deferred tax assets	8.36%	0.00%	8.36%

The Company’s tax planning strategies included the use of affiliated reinsurance for the years ended December 31, 2022 and 2021.

There are no temporary differences for which deferred tax liabilities are not recognized for the years ended December 31, 2022 and 2021.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements

The following table summarizes the tax effects of temporary differences and the change from the prior year, for the years ended:

	December 31,
(in millions)	2022	2021	Change
Deferred tax assets
Ordinary:
Future policy benefits and claims	$132	$90	$42
Investments	89	128	(39)
Deferred acquisition costs	260	214	46
Policyholders’ dividends accumulation	4	4	-
Fixed assets	20	-	20
Compensation and benefits accrual	10	11	(1)
Receivables - nonadmitted	1	-	1
Tax credit carry-forward	294	299	(5)
Other	10	13	(3)
Subtotal	$820	$759	$61
Nonadmitted	(96)	(71)	(25)
Admitted ordinary deferred tax assets	$724	$688	$36
Capital:
Investments	32	30	2
Subtotal	$32	$30	$2
Nonadmitted	(7)	(12)	5
Admitted capital deferred tax assets	$25	$18	$7
Admitted deferred tax assets	$749	$706	$43
Deferred tax liabilities
Ordinary:
Investments	$(100)	$(12)	$(88)
Deferred and uncollected premium	(5)	(6)	1
Future policy benefits and claims	(32)	(38)	6
Other	(10)	(25)	15
Subtotal	$(147)	$(81)	$(66)
Capital:
Investments	(13)	(7)	(6)
Subtotal	$(13)	$(7)	$(6)
Deferred tax liabilities	$(160)	$(88)	$(72)
Net deferred tax assets	$589	$618	$(29)

In assessing the realizability of deferred tax assets, the Company considers whether it is more likely than not that some portion of the total deferred tax assets will not be realized. Valuation allowances are established when necessary to reduce the deferred tax assets to amounts expected to be realized. Based on the Company’s analysis, it is more likely than not that the results of future operations and the implementation of tax planning strategies will generate sufficient taxable income to enable the Company to realize all deferred tax assets. Therefore, no valuation allowances have been established as of December 31, 2022 and 2021.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements

The following table summarizes the Company’s income tax incurred and change in deferred income tax. The total income tax and change in deferred income tax differs from the amount obtained by applying the federal statutory rate to income (loss) before tax as follows, for the years ended:

	December 31,
(in millions)	2022	2021	2020
Current income tax expense (benefit)	$103	$50	$(22)
Change in deferred income tax (without tax on unrealized gains and losses)	(28)	(50)	(41)
Total income tax expense (benefit) reported	$75	$-	$(63)
Income before income and capital gains taxes	$1,077	$861	$465
Federal statutory tax rate	21%	21%	21%
Expected income tax expense at statutory tax rate	$226	$181	$98
(Decrease) increase in actual tax reported resulting from:
Dividends received deduction	(80)	(137)	(117)
Change in tax reserves	(9)	-	16
Tax credits	(58)	(47)	(48)
Loss carryback rate differential	-	-	(10)
Other	(4)	3	(2)
Total income tax expense (benefit) reported	$75	$-	$(63)

The Company incurred $11 million in federal income tax expense in 2021, which is available for recoupment in the event of future net losses.

The following table summarizes operating loss or tax credit carry-forwards available as of December 31, 2022:

(in millions)	Amount	Origination	Expiration
Business credits	$27	2015	2035
Business credits	$62	2016	2036
Business credits	$62	2017	2037
Business credits	$30	2018	2038
Business credits	$27	2019	2039
Business credits	$29	2020	2040
Business credits	$28	2021	2041
Business credits	$29	2022	2042

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements

The Company is included in the NMIC consolidated federal income tax return which includes the following entities:

Nationwide Mutual Insurance Company

AGMC Reinsurance, Ltd

Allied Group, Inc.

Allied Holding (Delaware), Inc.

Allied Insurance Company of America

Allied Property & Casualty Insurance Company

Allied Texas Agency, Inc.

AMCO Insurance Company

American Marine Underwriters

Crestbrook Insurance Company

Depositors Insurance Company

DVM Insurance Agency, Inc.

Eagle Captive Reinsurance, LLC

Freedom Specialty Insurance Company

Harleysville Group Inc.

Harleysville Insurance Co. of New York

Harleysville Insurance Company

Harleysville Insurance Company of New Jersey

Harleysville Lake States Insurance Company

Harleysville Life Insurance Company

Harleysville Preferred Insurance Company

Harleysville Worcester Insurance Company

Jefferson National Financial Corporation

Jefferson National Securities Corporation

Lone Star General Agency, Inc.

National Casualty Company

Nationwide Advantage Mortgage Company

Nationwide Affinity Insurance Company of America

Nationwide Agent Risk Purchasing Group. Inc.

Nationwide Agribusiness Insurance Company

Nationwide Assurance Company

Nationwide Cash Management Company

Nationwide Corporation

Nationwide Financial Assignment Company

Nationwide Financial General Agency, Inc.

Nationwide Financial Services, Inc.

Nationwide General Insurance Company

Nationwide Indemnity Company

Nationwide Insurance Company of America

Nationwide Insurance Company of Florida

Nationwide Investment Services Corporation

Nationwide Life and Annuity Ins. Company

Nationwide Life Insurance Company

Nationwide Lloyds

Nationwide Property & Casualty Ins. Company

Nationwide Retirement Solutions, Inc.

Nationwide Sales Solutions, Inc.

Nationwide Trust Company, FSB

NBS Insurance Agency, Inc.

NFS Distributors, Inc.

Registered Investment Advisors Services, Inc.

Retention Alternatives SAC Ltd.

Scottsdale Indemnity Company

Scottsdale Insurance Company

Scottsdale Surplus Lines Insurance Company

THI Holdings (Delaware), Inc.

Titan Insurance Company

Titan Insurance Services, Inc.

Veterinary Pet Insurance Company

Victoria Fire & Casualty Company

Victoria Select Insurance Company

VPI Services, Inc.

The method of allocation among the companies is based upon separate return calculations with current benefit for tax losses and credits utilized in the consolidated return.

The Company did not have any protective tax deposits under Section 6603 of the Internal Revenue Code as of December 31, 2022 and 2021.

The Company does not have any tax loss contingencies for which it is reasonably possible that the total liability will significantly increase within twelve months of the reporting date.

In August 2022, the Inflation Reduction Act of 2022 (“Act”) was passed by the U.S. Congress and signed into law. The Act includes a new Federal corporate alternative minimum tax (“CAMT”), effective in 2023, that is based on the adjusted financial statement income (“AFSI”) set forth on the applicable financial statement (“AFS”) of an applicable corporation. A corporation is an applicable corporation if its rolling average pre-tax AFSI over three prior years (starting with 2020-2022) is greater than $1.0 billion. For a group of related entities, the $1.0 billion threshold is determined on a group basis, and the group’s AFS is generally treated as the AFS for all separate taxpayers in the group. Except under limited circumstances, once a corporation is an applicable corporation, it is an applicable corporation in all future years.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements

An applicable corporation is not automatically subject to a CAMT liability. The corporation’s tentative CAMT liability is equal to 15% of its adjusted AFSI, and CAMT is payable to the extent the tentative CAMT liability exceeds regular corporate income tax. However, any CAMT paid would be indefinitely available as a credit carryover that could reduce future regular tax in excess of CAMT.

The Company comprises a controlled group of corporations and has determined that it likely will be an applicable corporation in 2023. In making such determination, the group has made certain interpretations of, and assumptions regarding, the CAMT provisions of the Act. The U.S. Treasury Department is expected to issue guidance throughout 2023 that may differ from the group’s interpretations and assumptions and that could alter the group’s determination.

In accordance with INT 22-02: Third Quarter 2022 through First Quarter 2023 Reporting of the Inflation Reduction Act - Corporate Alternative Minimum Tax, the Company did not include an estimate of the impacts of the CAMT because a reasonable estimate cannot be made as of December 31, 2022.

For the year ended December 31, 2022, the Act did not impact the Company’s total tax expense.

(9)	Short-Term Debt and FHLB Funding Agreements

Short-Term Debt

The Company is a party of a $750 million revolving variable rate credit facility agreement. The Company had no amounts outstanding under the facility as of December 31, 2022 and 2021.

The Company has entered into an agreement with its custodial bank to borrow against the cash collateral that is posted in connection with its securities lending program. The maximum amount available under the agreement is $350 million. The borrowing rate on this program is equal to Effective Federal Funds Rate plus 0.18%. The Company had no amounts outstanding under this agreement as of December 31, 2022 and 2021.

In 2021, the Company terminated its commercial paper program, which had a limit of $750 million.

The terms of certain debt instruments contain various restrictive covenants, including, but not limited to, minimum statutory surplus defined in the agreements. The Company was in compliance with all covenants as of December 31, 2022 and 2021.

The amount of interest paid on short-term debt was immaterial in 2022, 2021 and 2020.

FHLB Funding Agreements

The Company is a member of the FHLB. Through its membership, the FHLB established the Company’s capacity for short-term borrowings and cash advances under the funding agreement program at up to 50% of total admitted assets.

The Company’s Board of Directors has authorized the issuance of funding agreements up to $4.0 billion to the FHLB, shared between the Company and NLAIC, in exchange for cash advances, which are collateralized by pledged securities. The Company uses these funds in an investment spread strategy, consistent with its other investment spread operations. As such, the Company applies SSAP No. 52, Deposit-Type Contracts, accounting treatment to these funds, consistent with its other deposit-type contracts. It is not part of the Company’s strategy to utilize these funds for operations, and any funds obtained from the FHLB for use in general operations would be accounted for consistent with SSAP No. 15, Debt and Holding Company Obligations, as borrowed money. Membership requires the Company to purchase and hold a minimum amount of FHLB capital stock plus additional stock based on outstanding advances. The Company has $20 million and $25 million in membership stock as of December 31, 2022 and 2021, respectively. As part of the agreement, the Company purchased and held an additional $139 million and $118 million in activity stock as of December 31, 2022 and 2021, respectively, which is included in stocks on the statutory statements of admitted assets, liabilities, capital and surplus. The Company’s liability for advances from the FHLB was $3.1 billion and $2.7 billion as of December 31, 2022 and 2021, respectively, which is included in future policy benefits and claims on the statutory statements of admitted assets, liabilities, capital and surplus. As of February 27, 2023, the Company’s Board of Directors has authorized the issuance of funding agreements up to $6.0 billion to the FHLB, an increase of $2.0 billion, shared between the Company and NLAIC.

The Company has agreements with the FHLB to provide financing for operations. These agreements, which were renewed in February 2023 and expire February 2, 2024, allow the Company access to borrow up to $1.1 billion. As of December 31, 2022 and 2021, the Company had no amounts outstanding under these agreements.

Bonds and mortgage loans with a carrying value of $4.6 billion (2.8% of total admitted assets) as of December 31, 2022 and $3.1 billion (1.7% of total admitted assets) as of December 31, 2021 were pledged as collateral under FHLB agreements and are included in bonds and mortgage loans on the statutory statements of admitted assets, liabilities, capital and surplus.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements

(10)	Surplus Notes

The following table summarizes the carrying value of surplus notes issued by the Company to NFS, as of the dates indicated:

(in millions)
Date issued	Interest rate	Par value	Carrying value	Interest and/ or principal paid in current year	Total interest and/or principal paid	Unapproved interest and/or principal	Date of maturity
December 31, 2022 12/19/2001	7.50%	$300	$300	$22	$472	$-	12/31/2031
6/27/2002	8.15%	300	300	24	497	-	6/27/2032
12/23/2003	6.75%	100	100	6	125	-	12/23/2033
12/20/2019	4.21%	400	400	17	51	-	12/19/2059
Total		$1,100	$1,100	$69	$1,145	$-

December 31, 2021 12/19/2001	7.50%	$300	$300	$22	$450	$-	12/31/2031
6/27/2002	8.15%	300	300	25	473	-	6/27/2032
12/23/2003	6.75%	100	100	7	119	-	12/23/2033
12/20/2019	4.21%	400	400	17	34	-	12/19/2059
Total		$1,100	$1,100	$71	$1,076	$-

The surplus notes were issued in accordance with Section 3901.72 of the Ohio Revised Code. The principal and interest on these surplus notes shall not be a liability or claim against NLIC, or any of its assets, except as provided in Section 3901.72 of the Ohio Revised Code. The Department must approve interest and principal payments before they are paid.

(11)	Reinsurance

The Company has 100% coinsurance agreement with funds withheld with Eagle to cede specified GMDB and GLWB obligations provided under substantially all of the variable annuity contracts and certain fixed indexed annuity contracts issued and to be issued by NLIC. While the GMDB and GLWB contract riders are ceded by NLIC to Eagle, the base annuity contracts and any non-reinsured risks will be retained by NLIC. Amounts ceded to Eagle during 2022, 2021 and 2020 included premiums of $637 million, $607 million and $627 million, respectively, benefits and claims, net of third party reinsurance recoveries of $75 million, $8 million, and $23 million respectively, net investment earnings on funds withheld assets of $52 million, $40 million and $49 million, respectively, and an expense allowance for third party reinsurance premiums of $2 million, $1 million and $1 million, respectively. As of December 31, 2022 and 2021, the carrying value of the funds withheld assets recorded within funds held under coinsurance was $1.6 billion and $1.1 billion, respectively, which consists of bonds and cash equivalents that had a carrying value of $1.5 billion and $954 million, respectively, and mortgage loans that had a carrying value of $95 million and $98 million, respectively. As of December 31, 2022 and 2021, the Company’s reserve credit for guaranteed benefits ceded under the reinsurance agreements was $253 million and $50 million, respectively. Amounts payable to Eagle related to the reinsurance agreements were $424 million and $204 million as of as of December 31, 2022 and December 31, 2021, respectively.

The Company has a reinsurance agreement with NMIC whereby nearly all of the Company’s accident and health business not ceded to unaffiliated reinsurers is ceded to NMIC on a modified coinsurance basis. Either party may terminate the agreement on January 1 of any year with prior notice. Under a modified coinsurance agreement, the ceding company retains invested assets, and investment earnings are paid to the reinsurer. Under the terms of the Company’s agreement, the investment risk associated with changes in interest rates is borne by the reinsurer. Risk of asset default is retained by the Company, although a fee is paid to the Company for the retention of such risk. The ceding of risk does not discharge the Company, as the original insurer, from its primary obligation to the policyholder. Amounts ceded to NMIC include revenues of $287 million, $281 million and $281 million for the years ended December 31, 2022, 2021 and 2020, respectively, while benefits, claims and expenses ceded were $267 million, $257 million and $260 million, respectively.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements

The Company has an intercompany reinsurance agreement with NLAIC whereby certain inforce and subsequently issued fixed individual deferred annuity contracts are assumed on a modified coinsurance basis. Under modified coinsurance agreements, the ceding company retains invested assets and investment earnings are paid to the reinsurer. Under terms of the agreement, the Company bears the investment risk associated with changes in interest rates. Risk of asset default remains with NLAIC, and the Company pays a fee to NLAIC for the retention of such risk. The agreement will remain inforce until all contract obligations are settled. The ceding of risk does not discharge the original insurer from its primary obligation to the contractholder. Amounts assumed from NLAIC are included in the Company’s statutory statement of operations for 2022, 2021 and 2020 and include premiums of $10 million, $10 million and $12 million, respectively, net investment income of $35 million, $42 million and $46 million, respectively, and benefits, claims and other expenses of $161 million, $147 million and $171 million, respectively. The reserve adjustment for 2022, 2021 and 2020 of $(161) million, $(151) million and $(172) million, respectively, represents changes in reserves related to this fixed block of business, offset by investment earnings on the underlying assets. Policy reserves under this agreement totaled $859 million and $985 million as of December 31, 2022 and 2021, respectively, and amounts payable related to this agreement were $14 million and $8 million for the years ended December 31, 2022 and 2021, respectively.

The Company has an intercompany reinsurance agreement with NLAIC whereby certain variable universal life insurance, whole life insurance and universal life insurance policies are assumed on a modified coinsurance basis. Total policy reserves under this treaty were $33 million and $35 million as of December 31, 2022 and 2021, respectively. Total premiums assumed under this treaty were $12 million, $12 million and $8 million during 2022, 2021 and 2020, respectively.

The Company has an intercompany reinsurance agreement with NLAIC whereby a certain life insurance contract is assumed on a 100% coinsurance basis. Policy reserves assumed under this agreement totaled $156 million and $155 million as of December 31, 2022 and 2021, respectively.

The Company has entered into reinsurance contracts to cede a portion of its individual annuity and life insurance business to unrelated reinsurers. Total reserve credits taken as of December 31, 2022 and 2021 were $345 million and $382 million, respectively. The three largest contracts are with Security Benefit Life Insurance Company (“SBL”), Scottish Re Group Limited (“SRG”), in Rehabilitation, and Security Life of Denver Life Insurance Company (“SLD”) as of December 31, 2022. Total reserve credits taken on these contracts as of December 31, 2022 and 2021 totaled $94 million and $96 million for each year, respectively, from SBL, $23 million and $25 million, respectively, from SRG, and $22 million and $21 million, respectively, from SLD. The ceding of risk does not relieve the Company, as the original insurer, from its primary obligation to the policyholder. Under the terms of the contracts, SBL and SRG, in Rehabilitation, have established trusts as collateral for the recoveries, whereby the trust assets are invested in investment grade securities, the fair value of which must at all times be greater or equal to 100% of the reinsured reserves.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements

(12)	Transactions with Affiliates

The Company has entered into significant, recurring transactions and agreements with NMIC, other affiliates and subsidiaries as a part of its ongoing operations. These include annuity and life insurance contracts, office space cost sharing arrangements, and agreements related to reinsurance, cost sharing, tax sharing, administrative services, marketing, intercompany loans, intercompany repurchases, cash management services and software licensing. In addition, several benefit plans sponsored by NMIC are available to Nationwide employees, for which the Company has no legal obligations. Measures used to determine the allocation among companies includes individual employee estimates of time spent, special cost studies, the number of full-time employees and other methods agreed to by the participating companies.

In addition, Nationwide Services Company, LLC (“NSC”), a subsidiary of NMIC, provided data processing, systems development, hardware and software support, telephone, mail and other services to the Company, based on specified rates for units of service consumed pursuant to the enterprise cost sharing agreement. As of January 1, 2022 NSC merged into NNOV8, LLC, a subsidiary of NMIC, and all services going forward were provided by NMIC. For the year ended December 31, 2022, the Company was allocated costs from NMIC totaling $285 million. For the years ended 2021 and 2020, the Company was allocated costs from NMIC and NSC totaling $288 million and $281 million, respectively.

The Company has issued group annuity and life insurance contracts and performs administrative services for various employee benefit plans sponsored by NMIC or its affiliates. Total account values of these contracts were $3.7 billion and $3.8 billion as of December 31, 2022 and 2021, respectively. Total revenues from these contracts were $127 million, $121 million and $122 million for the years ended December 31, 2022, 2021 and 2020, respectively, and include policy charges, net investment income from investments backing the contracts and administrative fees. Total interest credited to the account balances were $87 million, $113 million and $115 million for the years ended December 31, 2022, 2021 and 2020, respectively.

The Company may underwrite insurance policies for its officers, directors, and/or other personnel providing services to the Company. The Company may offer discounts on certain products that are subject to applicable state insurance laws and approvals.

Under the enterprise cost sharing agreement, the Company has a cost sharing arrangement with NMIC to occupy office space. For the years ended December 31, 2022, 2021 and 2020, the Company was allocated costs from NMIC of $12 million, $12 million and $13 million, respectively.

The Company receives an annual fee payable from the Tax Credit Funds, for which it is a guarantor and Managing Member, for its services in connection with the oversight of the performance of the Investee Partnerships and the compliance by their managing members and managing agents thereof with the provisions of the various operating level agreements and applicable laws. The Company earned $3 million, $3 million, and $2 million for the years ended December 31, 2022, 2021 and 2020, respectively.

Funds of Nationwide Funds Group (“NFG”), a group of Nationwide businesses that develops, sells and services mutual funds, are offered to the Company’s customers as investment options in certain of the Company’s products. As of December 31, 2022 and 2021, customer allocations to NFG funds totaled $63.0 billion and $76.8 billion, respectively. For the years ended December 31, 2022, 2021 and 2020, NFG paid the Company $242 million, $265 million and $229 million, respectively, for the distribution and servicing of these funds.

Amounts on deposit with NCMC for the benefit of the Company were $1.0 billion and $509 million as of December 31, 2022 and 2021, respectively. As of December 31, 2022 and 2021, amounts on deposit with NCMC were comprised of $883 million and $483 million, respectively, of cash equivalents, with remaining amounts in short-term investments.

Certain annuity products are sold through affiliated companies, which are also subsidiaries of NFS. Total commissions and fees paid to these affiliates for the years ended December 31, 2022, 2021 and 2020 was $112 million, $74 million and $69 million, respectively.

The Company provides financing to Nationwide Realty Investors, LTD, a subsidiary of NMIC with interest rates ranging from 3.6% to 4.9% and maturity dates ranging from June 2023 to July 2041. As of December 31, 2022 and 2021, the Company had mortgage loans outstanding of $338 million and $358 million, respectively.

The Company also participates in intercompany repurchase agreements with affiliates whereby the seller transfers securities to the buyer at a stated value. Upon demand or after a stated period, the seller repurchases the securities from the buyer at the original sales price plus interest. As of December 31, 2022 and 2021, the Company had no outstanding borrowings from affiliated entities under such agreements. During 2022 and 2021, there were no outstanding borrowings from affiliated entities at any given time. The amount the Company incurred for interest expense on intercompany repurchase agreements during 2022, 2021 and 2020 were immaterial.

During 2022, the Company received capital contributions of $310 million from NFS. On March 15, 2023, the Company received an additional capital contribution of $30 million from NFS.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements

During 2022, 2021 and 2020, the Company paid capital contributions of $800 million, $400 million and $500 million, respectively, to NLAIC. In addition, the Company contributed $60 million to NLAIC in connection with the January 1, 2022 merger of HLIC.

The company has an unsecured promissory note and revolving line of credit with JNLNY whereby JNLNY can borrow up to $5 million. No amounts have been drawn on the note as of December 31, 2022 or through the subsequent event date.

Pursuant to financial support agreements, the Company has agreed to provide NLAIC and JNL with the minimum capital and surplus required by each state in which NLAIC and JNL does business. These agreements do not constitute the Company as guarantor of any obligation or indebtedness of NLAIC or JNL or provide any creditor of NLAIC or JNL with recourse to or against any of the assets of the Company.

Eagle’s surplus position is evaluated quarterly to determine if an additional surplus contribution is required from the Company or if a distribution to the Company can be declared as of each quarter end.

During 2022, the Company made surplus contributions to Eagle. On June 30, 2022 and July 19, 2022, the Company made surplus contributions to Eagle of $225 million and $1 million, respectively.

During 2022 and 2021 Eagle declared distributions to the Company based on their earned surplus position. On February 10, 2023, the Company received a total distribution of $332 million that was declared on December 30, 2022 and consisted of a return of contributed surplus of $221 million and a dividend of $111 million. The return of contributed surplus receivable was recorded in other invested assets and the dividend receivable was recorded in investment income due and accrued as of December 31, 2022. On November 10, 2022, the Company received a return of contributed surplus distribution of $5 million that was declared on September 30, 2022. On May 10, 2022, the Company received a dividend distribution of $19 million that was declared on March 31, 2022. On February 10, 2022, the Company received a dividend distribution of $168 million that was declared on December 31, 2021. The dividend receivable was recorded in accrued investment income as of December 31, 2021. On November 10, 2021, the Company received a dividend distribution of $45 million that was declared on September 30, 2021. On August 10, 2021, the Company received a dividend distribution of $20 million that was declared on June 30, 2021. On May 10, 2021, the Company received a dividend distribution of $191 million that was declared on March 31, 2021.

On December 22, 2021, the Company and NLAIC entered into a short-term loan where NLAIC borrowed $80 million from the Company. NLAIC repaid the short-term loan in full on January 4, 2022.

In March 2022, the Company executed a $850 million unsecured promissory note and revolving line of credit agreement with Nationwide SBL, LLC (“NWSBL”), an affiliate, at an interest rate of 1-month LIBOR plus 1.25% with a maturity date of March 1, 2023. As of December 31, 2022 NWSBL had outstanding borrowings of $168 million. During 2023, additional draws increased the outstanding balance to $198 million as of February 28, 2023. On March 1, 2023, the current $198 million balance was repaid and a replacement agreement was entered into with a draw amount of $198 million at an interest rate of 1-month SOFR plus 0.9% and a maturity date of February 28, 2024. On March 14, 2023, an additional draw of $25 million increased the outstanding balance to $223 million.

During 2022, the Company and NMIC entered into unsecured promissory note agreements. On August 11, 2022, NMIC borrowed $50 million from the Company and subsequently repaid the note in full on August 15, 2022. On September 8, 2022, NMIC borrowed $150 million from the Company and subsequently repaid the note in full on September 15, 2022.

During 2020, the Company sold securities of $59 million to Nationwide Mutual Fire Insurance Company for cash, which resulted in a realized loss of $2 million.

The Company utilizes the look-through approach in valuing its investment in Nationwide Real Estate Investors (NLIC), LLC (“NW REI (NLIC)”), a subsidiary of NMIC, at $140 million and $71 million as of December 31, 2022 and 2021, respectively. NW REI (NLIC)’s financial statements are not audited and the Company has limited the value of its investment in NW REI (NLIC) to the value contained in the audited statutory financial statements of the underlying investments. All liabilities, commitments, contingencies, guarantees or obligations of the NW REI (NLIC), which are required under applicable accounting guidance, are reflected in the Company’s determination of the carrying value of the investment in NW REI (NLIC), if not already recorded in the financial statements of NW REI (NLIC).

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements

(13)	Contingencies

Legal and Regulatory Matters

The Company is subject to legal and regulatory proceedings in the ordinary course of its business. These include proceedings specific to the Company and proceedings generally applicable to business practices in the industries in which the Company operates. The outcomes of these proceedings cannot be predicted due to their complexity, scope, and many uncertainties. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory proceedings is not likely to have a material adverse effect on the Company’s financial condition.

The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the IRS, the Office of the Comptroller of the Currency and state insurance authorities. Such regulatory entities may, in the normal course of business, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. With respect to all such scrutiny directed at the Company or its affiliates, the Company is cooperating with regulators.

Guarantees

In accordance with SSAP No. 5R, Liabilities, Contingencies and Impairments of Assets, for all guarantees made to or on behalf of wholly-owned subsidiaries, no initial liability recognition has been made and there is no net financial statement impact related to these guarantees.

The contractual obligations under NLAIC’s single premium deferred annuity (“SPDA”) contracts in force and issued before September 1, 1988 are guaranteed by the Company. Total SPDA contracts affected by this guarantee in force were approximately $7 million as of December 31, 2022 and 2021.

The Company has guaranteed the obligations and liabilities of NISC, including, without limitation, the full and prompt payment of all accounts payable to any party now or in the future. If for any reason NISC fails to satisfy any of its obligations, the Company will cause such obligation, loss or liability to be fully satisfied.

Indemnifications

In the normal course of business, the Company provides standard indemnifications to contractual counterparties. The types of indemnifications typically provided include breaches of representations and warranties, taxes and certain other liabilities, such as third-party lawsuits. The indemnification clauses are often standard contractual terms and are entered into in the normal course of business based on an assessment that the risk of loss would be remote. The terms of the indemnifications vary in duration and nature. In many cases, the maximum obligation is not explicitly stated, and the contingencies triggering the obligation to indemnify have not occurred and are not expected to occur. Consequently, the amount of the obligation under such indemnifications is not determinable. Historically, the Company has not made any material payments pursuant to these obligations.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements

(14)	Regulatory Risk-Based Capital, Dividend Restrictions and Unassigned Surplus

The NAIC Risk-Based Capital (“RBC”) model law requires every insurer to calculate its total adjusted capital and RBC requirement to ensure insurer solvency. Regulatory guidelines provide for an insurance commissioner to intervene if the insurer experiences financial difficulty, as evidenced by a company’s total adjusted capital falling below established relationships to required RBC. The model includes components for asset risk, liability risk, interest rate exposure and other factors. The State of Ohio, where the Company is domiciled, imposes minimum RBC requirements that are developed by the NAIC. The formulas in the model for determining the amount of RBC specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital to authorized control level RBC, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, all of which require specified corrective action. The Company exceeded the minimum RBC requirements for all periods presented.

The State of Ohio insurance laws require insurers to seek prior regulatory approval to pay a dividend or distribution of cash or other property if the fair market value thereof, together with that of other dividends or distributions made in the preceding twelve months, exceeds the greater of (i) 10% of statutory-basis capital and surplus as of the prior December 31 or (ii) the statutory-basis net income of the insurer for the prior year. No dividends were paid by the Company to NFS for the years ended December 31, 2022 and 2020. In March 2021, the Company paid an ordinary dividend of $550 million to NFS. The Company’s statutory capital and surplus as of December 31, 2022, was $10.2 billion and statutory net income for 2022 was $974 million. As of January 1, 2023, the Company has the ability to pay dividends to NFS totaling $1.0 billion without obtaining prior approval.

The State of Ohio insurance laws also require insurers to seek prior regulatory approval for any dividend paid from other than earned capital and surplus. Earned capital and surplus is defined under the State of Ohio insurance laws as the amount equal to the Company’s unassigned funds as set forth in its most recent statutory financial statements, including net unrealized capital gains and losses or revaluation of assets. Additionally, following any dividend, an insurer’s policyholder capital and surplus must be reasonable in relation to the insurer’s outstanding liabilities and adequate for its financial needs. The payment of dividends by the Company may also be subject to restrictions set forth in the insurance laws of the State of New York that limit the amount of statutory profits on the Company’s participating policies (measured before dividends to policyholders) available for the benefit of the Company and its stockholders.

The Company currently does not expect such regulatory requirements to impair the ability to pay operating expenses and dividends in the future.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Schedule I     Summary of Investments – Other Than Investments in Related Parties

As of December 31, 2022:

(in millions)	Column A	Column B	Column C	Column D
	Type of investment	Cost	Fair value	Amount at which is shown in the statutory statements of admitted assets, liabilities, capital and surplus
	Bonds:
	U.S. Treasury securities and obligations of U.S. government corporations	$1	$1	$1
	U.S. government and agencies	115	116	115
	Obligations of states and political subdivisions	3,604	3,244	3,604
	Foreign governments	279	251	279
	Public utilities	4,269	3,752	4,229
	All other corporate, mortgage-backed and asset-backed securities	32,082	29,046	31,980
	Total fixed maturity securities	$40,350	$36,410	$40,208
	Equity securities:
	Common Stocks:
	Banks, trust and insurance companies	68	58	58
	Industrial, miscellaneous and all other	187	181	181
	Nonredeemable preferred stocks	33	32	31
	Total equity securities[1]	$288	$271	$270
	Mortgage loans[2]	8,402		8,363
	Short-term investments	1,621		1,621
	Policy loans	934		933
	Other long-term investments[3]	2,023		2,023
	Total invested assets	$53,618		$53,418
1	Amount does not agree to the statutory statements of admitted assets, liabilities, capital and surplus as investments in related parties of $3.4 billion are excluded.
2	Difference from Column B is attributable to valuation allowances on mortgage loans (see Note 5 to the audited statutory financial statements).
3

Includes derivatives, securities lending reinvested collateral assets and other invested assets. Amount does not agree to the statutory statements of admitted assets, liabilities, capital and surplus as investments in related parties of $200 million are excluded.

See accompanying notes to statutory financial statements and report of independent registered public accounting firm.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Schedule III    Supplementary Insurance Information

As of December 31, 2022, 2021 and 2020 and for each of the years then ended (in millions):

Column A	Column B	Column C	Column D	Column E	Column F
Year: Segment	Deferred policy acquisition costs[1]	Future policy benefits, losses, claims and loss expenses	Unearned premiums[2]	Other policy claims and benefits payable[2]	Premium revenue
2022
Life Insurance		$5,353			$415
Annuities		10,641			6,457
Retirement Solutions		21,818			4,398
Corporate Solutions and Other		7,670			3,265
Total		$45,482			$14,535
2021
Life Insurance		$5,306			$425
Annuities		8,026			6,686
Retirement Solutions		22,446			4,377
Corporate Solutions and Other		6,721			1,176
Total		$42,499			$12,664
2020
Life Insurance		$5,204			$394
Annuities		7,837			3,443
Retirement Solutions		22,362			5,939
Corporate Solutions and Other		5,599			861
Total		$41,002			$10,637

Column A	Column G	Column H	Column I	Column J	Column K
Year: Segment	Net investment income[3]	Benefits, claims, losses and settlement expenses[4]	Amortization of deferred policy acquisition costs[1]	Other operating expenses	Premiums written
2022
Life Insurance	$261	$730		$105
Annuities	346	11,154		136
Retirement Solutions	860	5,895		120
Corporate Solutions and Other	552	1,519		174
Total	$2,019	$19,298		$535
2021
Life Insurance	$254	$311		$107
Annuities	337	9,489		41
Retirement Solutions	861	6,895		122
Corporate Solutions and Other	779	1,304		169
Total	$2,231	$17,999		$439
2020
Life Insurance	$247	$772		$123
Annuities	338	7,539		55
Retirement Solutions	843	8,258		131
Corporate Solutions and Other	679	717		135
Total	$2,107	$17,286		$444
1	Deferred policy acquisition costs and amortization of deferred policy acquisition costs are not applicable for statutory basis of accounting.
2	Unearned premiums and other policy claims and benefits payable are included in Column C amounts.
3

Allocations of net investment income and certain operating expenses are based on numerous assumptions and estimates and reported segment operating results would change if different methods were applied.

4	Benefits to policyholders and beneficiaries, increase in reserves for future policy benefits and claims and commissions are included in Column H amounts.

See accompanying notes to statutory financial statements and report of independent registered public accounting firm.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Schedule IV     Reinsurance

As of December 31, 2022, 2021 and 2020 and each of the years then ended:

(in millions)
Column A	Column B	Column C	Column D	Column E
	Gross amount	Ceded to other companies	Assumed from other companies	Net amount
2022
Life insurance in force	$145,173	$(29,598)	$605	$116,180
Premiums:
Life Insurance[1]	$3,473	$(144)	$12	$3,341
Accident and health insurance	425	(424)	-	1
Total	$3,898	$(568)	$12	$3,342
2021
Life insurance in force	$144,115	$(29,120)	$653	$115,648
Premiums:
Life Insurance[1]	$1,624	$(140)	$12	$1,496
Accident and health insurance	445	(444)	-	1
Total	$2,069	$(584)	$12	$1,497
2020
Life insurance in force	$146,855	$(31,055)	$686	$116,486
Premiums:
Life Insurance[1]	$1,378	$(133)	$8	$1,253
Accident and health insurance	441	(440)	-	1
Total	$1,819	$(573)	$8	$1,254
1	Primarily represents premiums from traditional life insurance and life-contingent immediate annuities and excludes deposits on investment and universal life insurance products.

See accompanying notes to statutory financial statements and report of independent registered public accounting firm.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Schedule V     Valuation and Qualifying Accounts

Years ended December 31, 2022, 2021 and 2020:

(in millions)
Column A	Column B	Column C	Column D	Column E
	Balance at	Charged to		Balance at
	beginning	costs and		end of
Description	of period	expenses	Deductions[1]	period
2022
Valuation allowances - mortgage loans	$43	$(5)	$-	$38

2021
Valuation allowances - mortgage loans	$48	$(4)	$(1)	$43

2020
Valuation allowances - mortgage loans	$34	$14	$-	$48
1	Amounts generally represent recoveries, payoffs and sales.

See accompanying notes to statutory financial statements and report of independent registered public accounting firm.